                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-2794
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                              MFS SERIES TRUST III
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                       Date of fiscal year end: January 31
-------------------------------------------------------------------------------

                   Date of reporting period: January 31, 2005
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
ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) HIGH YIELD OPPORTUNITIES FUND                                    1/31/05

ANNUAL REPORT
-------------------------------------------------------------------------------

                                                        M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        ANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                4
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    5
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  7
                        ------------------------------------------------------
                        EXPENSE TABLE                                       11
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            13
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                30
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       43
                        ------------------------------------------------------
                        REPORT OF INDEPENDENT REGISTERED
                        PUBLIC ACCOUNTING FIRM                              56
                        ------------------------------------------------------
                        TRUSTEES AND OFFICERS                               57
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION               61
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      61
                        ------------------------------------------------------
                        FEDERAL TAX INFORMATION                             61
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Last summer and fall, I wrote to you about enhancements that MFS(R) was making to its investment process. Our goal, as always, was to deliver strong performance across all asset classes. I am now happy to report to you that 2004 was a very successful year for MFS, relative to our peers in the mutual fund industry. While there will always be room for improvement, we believe the enhancements we have made to our investment process resulted in significantly improved performance across the MFS Family of Funds(R).

You may remember some of the enhancements I outlined last year.
They included

  o increasing collaboration and information sharing among our investment personnel across asset classes, through an Investment Management Committee with members from our Domestic Equity, International Equity, Fixed Income, and Quantitative Research teams

  o increasing the number of analysts supporting our portfolio managers and doubling the average investment experience of our domestic equity analyst staff

  o making additional use of our most-seasoned portfolio managers to mentor research analysts

  o combining more quantitative, top-down risk control and security analysis with our traditional bottom-up research process

  o opening a research office in Mexico City to complement our existing staff in Boston, London, Singapore, and Tokyo

The effect of these enhancements, I believe, is evident in the 2004 performance of our funds. For the 12 months ended December 31, 2004, 80% of MFS domestic equity funds, 100% of MFS international equity funds, and 80% of MFS fixed-income funds delivered results in the top half of their Lipper peer groups.

Our longer-term performance also benefited from our ongoing commitment to the MFS Original Research(R) process: more than 75% of MFS funds were in the top half of their respective Lipper categories over the 3-, 5-, and 10-year periods ended December 31, 2004.

Of course, I cannot offer any guarantees that our performance will repeat itself. Still, I am confident that the recent enhancements to our investment process will continue to benefit shareholders in 2005 and beyond.

What I can tell you with certainty is that the way you manage your investments will determine how well you take advantage of the performance that financial markets deliver. Historically, individual investors have tended to underperform the markets. For example, a 2003 study by DALBAR, Inc. showed that over the nearly two decades from 1984 through 2002, the average U.S. stock investor earned a 2.6% average annual return at a time when U.S. stocks, as measured by the Standard & Poor's 500 Stock Index, delivered a 12.2% average annual return.(1)

This huge discrepancy, in our view, occurred because nonprofessional investors generally did not adhere to the basic principles followed by most professional investors: allocate among asset classes, diversify within each asset class, and rebalance one's portfolio on a routine schedule. I elaborated on this "ADR" theme in fund reports over the last few months of 2004. For more information on how to apply a Disciplined Diversification(SM) strategy to your portfolio using the principles of ADR, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Web site, MFS.COM.

As always, we appreciate your confidence in MFS, and you can be sure of our continued commitment to do the best we can to help you pursue your long-term financial goals.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    March 15, 2005

It is not possible to invest directly in an index.

Lipper rankings and performance are based on historical average annual returns of Class A shares, and do not include any sales charges. Past performance is no guarantee of future results.

Asset allocation and diversification cannot guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: DALBAR July 2003 update to its Quantitative Analysis of Investment Behavior; DALBAR, Inc., is a financial-services market research firm headquartered in Boston, MA.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

PORTFOLIO STRUCTURE*

              Bonds                                      93.2%
              Cash & Other Net Assets                     4.5%
              Stocks                                      1.4%
              Preferred                                   0.7%
              Convertible Preferred                       0.2%

              TOP FIVE BOND INDUSTRIES*

              Sovereign Emerging Market                  11.8%
              ------------------------------------------------
              Chemicals                                   5.9%
              ------------------------------------------------
              Wireless Communications                     5.3%
              ------------------------------------------------
              Utilities - Electric                        5.2%
              ------------------------------------------------
              Broadcast & Cable TV                        4.9%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                         0.1%
              ------------------------------------------------
              A                                           0.3%
              ------------------------------------------------
              BBB                                         4.5%
              ------------------------------------------------
              BB                                         21.5%
              ------------------------------------------------
              B                                          42.2%
              ------------------------------------------------
              CCC                                        25.3%
              ------------------------------------------------
              CC                                          2.6%
              ------------------------------------------------
              D                                           0.4%
              ------------------------------------------------
              Not Rated                                   3.1%
              ------------------------------------------------
              PORTFOLIO FACTS

              Average Duration                             4.7
              ------------------------------------------------
              Average Life                            9.2 yrs.
              ------------------------------------------------
              Average Maturity***                     9.7 yrs.
              ------------------------------------------------
              Average Quality                                B
              ------------------------------------------------
              Average Quality Short Term Bonds             A-1
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United States                              74.9%
              ------------------------------------------------
              Brazil                                      3.7%
              ------------------------------------------------
              Russia                                      3.1%
              ------------------------------------------------
              Mexico                                      2.5%
              ------------------------------------------------
              Canada                                      2.1%
              ------------------------------------------------
              United Kingdom                              1.9%
              ------------------------------------------------
              Luxembourg                                  1.3%
              ------------------------------------------------
              Turkey                                      1.2%
              ------------------------------------------------
              Panama                                      1.0%
              ------------------------------------------------
              Other                                       8.3%
              ------------------------------------------------

* For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

** Credit quality ratings are based on a weighted average of each security's ratings from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered not rated, except for U.S. Treasuries and mortgage-backed securities securities, which are included in the "AAA"-rating category. Percentages are based on market value of investments as of 1/31/05.

*** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

Percentages are based on net assets as of 1/31/05 unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the twelve months ended January 31, 2005, Class A shares of the fund provided a total return of 8.98%, not including sales charges. In comparison, the fund's benchmark, the Lehman Brothers High Yield Index returned 8.91%. The fund's investment objective is to provide high current income. The fund invests, under normal market conditions, at least 80% of its net assets in high income fixed income securities. MFS focuses on bonds issued by companies our analysts believe have solid or improving credit fundamentals.

MARKET ENVIRONMENT

At the start of the period, we believed that markets were concerned about the sustainability of the economic recovery. Fixed income markets had finished strongly in 2003. This bond-friendly environment was interrupted by strong U.S. employment data in the second quarter of 2004, which we believe precipitated a bond market selloff. Accelerating domestic demand in the first half of the period, coupled with rising inflation and a very accommodative monetary stance caused the U.S. Federal Reserve to begin raising short-term rates in June. Despite increasing short-term rates four more times in the second half of the period, we believe U.S. economic conditions contributed to a decline in longer maturity bond yields, while corporate and emerging bond yields narrowed to U.S. Treasuries. Under this scenario the yield curve flattened - interest rates on the short end of the curve moved up while rates on the long end decreased slightly.

The high yield sector continued its rally through most of the year that ended January 31, 2005. We believe the sector was bolstered by strong demand from investors searching for yield and continued evidence of an economic recovery. A reduction in the rate of defaults and improving balancing sheets also aided the high yield market.

CONTRIBUTORS TO PERFORMANCE

Over the period, the portfolio benefited from exposure to above-average yielding bonds relative to its benchmark, the Lehman Brothers High Yield Index. Our holdings of emerging markets debt also boosted relative results as the sector outperformed domestic high-yield debt during the period.

Several individual holdings that performed well during the period, including Safilo, a maker of corrective eyewear and sunglasses, chemical company Rhodia, Texas energy company El Paso Corp., and retail energy firm Mirant Americas Generation*, also helped relative performance.

DETRACTORS FROM PERFORMANCE

The portfolio's relative performance was hurt, in part, by our underweighted positions in some of the more speculative lower-rated sectors of the high-yield market, which generated above-average returns for the period. Several specific holdings also detracted from the portfolio's relative results, including Dobson Communications, a regional wireless services provider, and auto parts makers Intermet and Oxford Automotive*.

    Respectfully,

/s/ John F. Addeo                       /s/ Scott B. Richards

    John F. Addeo                           Scott B. Richards
    Portfolio Manager                       Portfolio Manager

* Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 1/31/05
-------------------------------------------------------------------------------

The following chart illustrates the historical performance of the fund's Class A shares in comparison to the fund's benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, July 1, 1998, through January 31, 2005. Index information is from July 1, 1998.)

                     MFS High Yield       Lehman Brothers
                   Opportunities Fund       High Yield
                      - Class A                Index

          7/98        $ 9,525                $10,000
          1/99          8,624                  9,893
          1/00          9,846                  9.938
          1/01         10,170                 10,100
          1/02         10,139                  9,961
          1/03         10,438                 10,078
          1/04         13,156                 12,819
          1/05         14,338                 13,960


TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------
                         Class
   Share class      inception date      1-yr      3-yr      5-yr       Life*
------------------------------------------------------------------------------
        A               7/1/98           8.98%    12.24%      7.81%      6.41%
------------------------------------------------------------------------------
        B               7/1/98           8.28%    11.56%      7.11%      5.75%
------------------------------------------------------------------------------
        C               7/1/98           8.28%    11.49%      7.09%      5.69%
------------------------------------------------------------------------------
        I               7/1/98           9.23%    12.62%      8.05%      6.78%

--------------------
Average annual
--------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average high current yield fund+         8.00%    10.32%      5.10%      3.40%
------------------------------------------------------------------------------
Lehman Brothers High Yield Index#        8.91%    11.91%      7.03%      5.20%
------------------------------------------------------------------------------

--------------------
Average annual
with sales charge
--------------------

Share class
------------------------------------------------------------------------------
        A                                3.81%    10.44%      6.76%      5.62%
------------------------------------------------------------------------------
        B                                4.29%    10.75%      6.84%      5.75%
------------------------------------------------------------------------------
        C                                7.29%    11.49%      7.09%      5.69%
------------------------------------------------------------------------------
I Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
        A                                8.98%    41.41%     45.61%     50.53%
------------------------------------------------------------------------------
        B                                8.28%    38.84%     40.95%     44.52%
------------------------------------------------------------------------------
        C                                8.28%    38.56%     40.88%     44.02%
------------------------------------------------------------------------------
        I                                9.23%    42.85%     47.29%     54.03%
------------------------------------------------------------------------------
* For the period from the commencement of the fund's investment operations, July 1, 1998, through January 31, 2005. Index information is from July 1, 1998.
+   Source: Lipper Inc., an independent firm that reports mutual fund performance.
#   Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Lehman Brothers High Yield Index - measures the universe of non-investment-grade, fixed-rate debt. Pay-in-kind (PIK) bonds, Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 4.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains, as compared to a portfolio with less active trading policies, which would increase your tax liability unless you hold your shares through a tax-deferred vehicle (such as an IRA account). Frequent trading also increases transaction costs, which could detract from the portfolio's performance.

The portfolio may invest in high yield or lower-rated securities (non-rated, below "BBB"), which may provide greater returns but are subject to greater-than-average risk.

Prices of securities react to the economic condition of the company that issued the security. The portfolio's investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

The portfolio utilizes short sales as an investment technique and will suffer a loss if it sells a security short and the value of that security rises.

Market risk is the risk that the price of a security held by the portfolio will fall due to changing economic, political or market conditions or disappointing earnings results.

The portfolio will allocate its investments among various segments of the fixed income markets based upon judgments made by MFS. The portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

When interest rates rise, the prices of fixed income securities in the portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the portfolio will generally rise.

The fixed income securities purchased by the portfolio may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the portfolio's performance.

Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the portfolio's fixed income investments will affect the volatility of the portfolio's share price.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
AUGUST 1, 2004, THROUGH JANUARY 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including management fees; distribution and service
(12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, August 1, 2004 through January 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class
-------------------------------------------------------------------------------
                                                                    Expenses
                     Annualized     Beginning        Ending       Paid During
                       Expense    Account Value   Account Value     Period**
                        Ratio       8/01/04          1/31/05    8/01/04-1/31/05
-------------------------------------------------------------------------------
    Actual              0.86%        $1,000          $1,084         $4.52
A  ----------------------------------------------------------------------------
    Hypothetical*       0.86%        $1,000          $1,021         $4.38
-------------------------------------------------------------------------------
    Actual              1.51%        $1,000          $1,080         $7.92
B  ----------------------------------------------------------------------------
    Hypothetical*       1.51%        $1,000          $1,018         $7.68
-------------------------------------------------------------------------------
    Actual              1.51%        $1,000          $1,079         $7.91
C  ----------------------------------------------------------------------------
    Hypothetical*       1.51%        $1,000          $1,018         $7.68
-------------------------------------------------------------------------------
    Actual              0.50%        $1,000          $1,084         $2.63
I  ----------------------------------------------------------------------------
    Hypothetical*       0.50%        $1,000          $1,023         $2.55
-------------------------------------------------------------------------------
 * 5% class return per year before expenses.

** Expenses paid is equal to each class" annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 12/31/04
-------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your trust. It is categorized by broad-based asset classes.

Bonds - 91.7%
-------------------------------------------------------------------------------------------------
ISSUER                                                             PAR AMOUNT             $ VALUE
-------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 4.4%
-------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                         $1,537,000          $1,583,105
-------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC, 8.375%, 2013                                    150,000             168,933
-------------------------------------------------------------------------------------------------
Echostar DBS Corp., 6.375%, 2011                                    1,500,000           1,531,870
-------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75%, 2010                             3,775,000           3,633,433
-------------------------------------------------------------------------------------------------
Intelsat Ltd., 7.7938%, 2012##                                        635,000             654,045
-------------------------------------------------------------------------------------------------
Intelsat Ltd., 8.625%, 2015##                                       1,260,000           1,311,974
-------------------------------------------------------------------------------------------------
LBI Media Holdings, Inc., 0% to 2008, 11% to 2013                   4,375,000           3,221,094
-------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.875%, 2011                                        2,615,000           2,758,825
-------------------------------------------------------------------------------------------------
Panamsat Holding Corp., 0% to 2009,
10.375% to 2014##                                                   4,070,000           2,716,725
-------------------------------------------------------------------------------------------------
Paxson Communications Corp., 0% to 2006,
12.25% to 2009                                                      3,815,000           3,681,475
-------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625%, 2009                     1,600,000           1,680,000
-------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., 0% to 2005,
14% to 2009                                                         1,096,899           1,121,579
-------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 12%, 2010                                   901,000           1,063,180
-------------------------------------------------------------------------------------------------
                                                                                      $25,126,238
-------------------------------------------------------------------------------------------------
Aerospace - 1.4%
-------------------------------------------------------------------------------------------------
ASPropulsion Capital B.V., 9.625%, 2013##                         EUR 100,000            $150,006
-------------------------------------------------------------------------------------------------
Argo Tech Corp., 9.25%, 2011                                         $875,000             958,125
-------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875%, 2011                                    2,665,000           2,718,300
-------------------------------------------------------------------------------------------------
Hexcel Corp., 9.75%, 2009                                           3,000,000           3,127,500
-------------------------------------------------------------------------------------------------
K&F Acquisition, Inc., 7.75%, 2014##                                  340,000             338,300
-------------------------------------------------------------------------------------------------
TransDigm Holding Co., 8.375%, 2011                                   715,000             757,900
-------------------------------------------------------------------------------------------------
                                                                                       $8,050,131
-------------------------------------------------------------------------------------------------
Airlines - 1.1%
-------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.568%, 2006                           $2,500,000          $1,932,942
-------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.9%, 2017                                267,735             212,940
-------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.748%, 2017                              532,820             428,579
-------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.795%, 2018                            2,516,153           2,068,622
-------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 8.307%, 2019                            1,360,310           1,133,114
-------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                              299,561             242,598
-------------------------------------------------------------------------------------------------
                                                                                       $6,018,795
-------------------------------------------------------------------------------------------------

Apparel Manufacturers - 1.1%
-------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75%, 2015##                                  $2,695,000          $2,620,888
-------------------------------------------------------------------------------------------------
Propex Fabrics, Inc., 10%, 2012##                                   3,605,000           3,650,063
-------------------------------------------------------------------------------------------------
                                                                                       $6,270,951
-------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 2.8%
-------------------------------------------------------------------------------------------------
ARCap REIT, Inc., 6.0996%, 2045##                                  $1,025,662            $887,583
-------------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037##                                     1,500,000           1,280,700
-------------------------------------------------------------------------------------------------
Asset Securitization Corp., 7.525%, 2029                            1,073,128             978,097
-------------------------------------------------------------------------------------------------
Asset Securitization Corp., 8.7799%, 2029##                         2,300,000           1,989,859
-------------------------------------------------------------------------------------------------
Crest Ltd., 7%, 2040##                                                993,500             963,948
-------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                 850,000             801,101
-------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 3.54%, 2023^^                           2,308,378             410,205
-------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
7.5%, 2029                                                          1,000,000           1,168,770
-------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc.,
6.02%, 2033                                                           750,000             717,070
-------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust,
1.1511%, 2028^^                                                     7,218,715             244,534
-------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 1.5911%, 2014##^^                    4,926,790             374,77
-------------------------------------------------------------------------------------------------
Preferred Term Securities VIII Ltd., 16.43%, 2032##                 1,050,000             892,500
-------------------------------------------------------------------------------------------------
Preferred Term Securities XII Ltd., 17%, 2033##                     1,775,000           1,870,406
-------------------------------------------------------------------------------------------------
Preferred Term Securities XVI Ltd., 17%, 2035##                     3,250,000           3,250,000
-------------------------------------------------------------------------------------------------
                                                                                      $15,829,549
-------------------------------------------------------------------------------------------------
Automotive - 1.9%
-------------------------------------------------------------------------------------------------
Advanced Accessory Systems LLC, 10.75%, 2011                         $310,000            $286,750
-------------------------------------------------------------------------------------------------
Affinia Group, Inc., 9%, 2014##                                     1,100,000           1,133,000
-------------------------------------------------------------------------------------------------
Dana Corp., 7%, 2029                                                2,410,000           2,394,007
-------------------------------------------------------------------------------------------------
Metaldyne Corp., 11%, 2012                                          2,570,000           2,133,100
-------------------------------------------------------------------------------------------------
Metaldyne Corp., 10%, 2013##                                          295,000             275,825
-------------------------------------------------------------------------------------------------
Navistar International Corp., 7.5%, 2011                            1,500,000           1,601,250
-------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                    397,000             446,625
-------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11%, 2013                                     1,076,000           1,258,920
-------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11.75%, 2013                                EUR 117,000             184,664
-------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25%, 2013                               $515,000             605,125
-------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 8.625%, 2014##                              375,000             390,000
-------------------------------------------------------------------------------------------------
                                                                                      $10,709,266
-------------------------------------------------------------------------------------------------

Banks & Credit Companies - 0.5%
-------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875%, 2014##                       $800,000            $814,000
-------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007##                       153,000             165,623
-------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013##                          210,000             215,775
-------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 8%, 2014##                                  1,522,000           1,480,145
-------------------------------------------------------------------------------------------------
                                                                                       $2,675,543
-------------------------------------------------------------------------------------------------
Basic Industry - 0.3%
-------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 9.25%, 2014                               $630,000            $611,100
-------------------------------------------------------------------------------------------------
Trimas Corp., 9.875%, 2012                                            846,000             879,840
-------------------------------------------------------------------------------------------------
                                                                                       $1,490,940
-------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 4.8%
-------------------------------------------------------------------------------------------------
Adelphia Communications Corp., 10.25%, 2011                          $975,000            $867,750
-------------------------------------------------------------------------------------------------
CCO Holdings LLC, 8.75%, 2013                                         505,000             512,575
-------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                      680,000             746,300
-------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 6.75%, 2012##                                     715,000             750,750
-------------------------------------------------------------------------------------------------
Cablevision Systems Corp., 8%, 2012##                               1,195,000           1,292,094
-------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.625%, 2009                          1,315,000           1,052,000
-------------------------------------------------------------------------------------------------
Charter Communications, Inc., 9.92%, 2011                           9,000,000           7,155,000
-------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.375%, 2014##                          435,000             445,875
-------------------------------------------------------------------------------------------------
FrontierVision Holdings LP, 11.875%, 2007*                            550,000             712,250
-------------------------------------------------------------------------------------------------
FrontierVision Operating Partners LP, 11%, 2006*                      795,000           1,009,650
-------------------------------------------------------------------------------------------------
Grande Communications, 14%, 2011                                    1,695,000           1,711,950
-------------------------------------------------------------------------------------------------
Kabel Deutschland, 10.625%, 2014##                                  1,635,000           1,847,550
-------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 9.5%, 2013                                  2,350,000           2,344,125
-------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 11%, 2013                                   1,235,000           1,330,713
-------------------------------------------------------------------------------------------------
Renaissance Media LLC, 10%, 2008                                    1,055,000           1,087,969
-------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 8.75%, 2032                                       975,000           1,111,500
-------------------------------------------------------------------------------------------------
Telenet Group Holdings N.V., 0% to 2008,
11.5% to 2014##                                                     4,220,000           3,186,100
-------------------------------------------------------------------------------------------------
                                                                                      $27,164,151
-------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.1%
-------------------------------------------------------------------------------------------------
Refco Finance Holdings LLC, 9%, 2012##                               $635,000            $692,150
-------------------------------------------------------------------------------------------------

Building - 1.8%
-------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 7.75%, 2005                     $635,000            $642,938
-------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 8%, 2007                       1,000,000           1,017,500
-------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 7.75%, 2014##                  2,560,000           2,585,600
-------------------------------------------------------------------------------------------------
Goodman Global Holdings, Inc., 7.875%, 2012##                       1,715,000           1,654,975
-------------------------------------------------------------------------------------------------
Interface, Inc., 10.375%, 2010                                        864,000             993,600
-------------------------------------------------------------------------------------------------
Interface, Inc., 9.5%, 2014                                           850,000             922,250
-------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625%, 2010                                    505,000             563,075
-------------------------------------------------------------------------------------------------
Nortek, Inc., 8.5%, 2014##                                          1,484,000           1,524,810
-------------------------------------------------------------------------------------------------
                                                                                       $9,904,748
-------------------------------------------------------------------------------------------------
Business Services - 0.9%
-------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45%, 2029                             $1,815,000          $1,619,888
-------------------------------------------------------------------------------------------------
Nortel Networks Ltd., 6.125%, 2006                                  1,500,000           1,520,625
-------------------------------------------------------------------------------------------------
Northern Telecom Corp., 7.875%, 2026                                  410,000             404,875
-------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                           1,500,000           1,616,250
-------------------------------------------------------------------------------------------------
                                                                                       $5,161,638
-------------------------------------------------------------------------------------------------
Chemicals - 5.8%
-------------------------------------------------------------------------------------------------
ARCO Chemical Co., 9.8%, 2020                                        $630,000            $711,900
-------------------------------------------------------------------------------------------------
Acetex Corp., 10.875%, 2009                                           770,000             833,525
-------------------------------------------------------------------------------------------------
Crystal U.S. Holdings LLC, 0% to 2009, 10.5% to 2014##              5,345,000           3,627,919
-------------------------------------------------------------------------------------------------
Crystal U.S. Holdings LLC, 0% to 2010, 10% to 2014##                  485,000             337,075
-------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                1,405,000           1,615,750
-------------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                           2,085,000           2,189,250
-------------------------------------------------------------------------------------------------
Huntsman International LLC, 0%, 2009                                3,225,000           1,810,031
-------------------------------------------------------------------------------------------------
Huntsman International LLC, 7.375%, 2015##                            520,000             517,400
-------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875%, 2013                                       940,000           1,144,450
-------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0% to 2009, 9.875% to 2014##                     4,096,000           2,560,000
-------------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875%, 2009                           EUR 55,000              77,481
-------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.5%, 2008                                  $1,000,000           1,080,000
-------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                  800,000             940,000
-------------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011                                                355,000             380,738
-------------------------------------------------------------------------------------------------
Nalco Co., 8.875%, 2013                                               320,000             348,800
-------------------------------------------------------------------------------------------------
Nalco Financial Holdings LLC, 0% to 2009, 9% to 2014                1,401,000           1,054,253
-------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 6.5%, 2012                                    1,000,000           1,043,750
-------------------------------------------------------------------------------------------------
Polypore, Inc., 8.75%, 2012                                         1,305,000           1,340,888
-------------------------------------------------------------------------------------------------
Resolution Performance Products LLC, 13.5%, 2010                    2,320,000           2,557,800
-------------------------------------------------------------------------------------------------
Rhodia S.A., 6%, 2006                                             EUR 720,000             967,343
-------------------------------------------------------------------------------------------------
Rhodia S.A., 8.875%, 2011                                          $4,175,000           4,279,375
-------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 10.625%, 2011                     1,500,000           1,710,000
-------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 7.5%, 2014##                        180,000             185,400
-------------------------------------------------------------------------------------------------
Sovereign Specialty Chemicals, Inc., 11.875%, 2010                  1,410,000           1,494,600
-------------------------------------------------------------------------------------------------
                                                                                      $32,807,728
-------------------------------------------------------------------------------------------------
Conglomerates - 0.6%
-------------------------------------------------------------------------------------------------
Invensys PLC, 9.875%, 2011##                                       $2,080,000          $2,301,000
-------------------------------------------------------------------------------------------------
SPX Corp., 7.5%, 2013                                                 890,000             976,775
-------------------------------------------------------------------------------------------------
                                                                                       $3,277,775
-------------------------------------------------------------------------------------------------
Construction - 0.4%
-------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8%, 2009                                        $1,000,000          $1,117,717
-------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., 9%, 2010                                 460,000             494,500
-------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., 7.5%, 2011                               400,000             400,000
-------------------------------------------------------------------------------------------------
                                                                                       $2,012,217
-------------------------------------------------------------------------------------------------
Consumer Cyclical - 0.3%
-------------------------------------------------------------------------------------------------
Corrections Corp. of America, 9.875%, 2009                           $535,000            $588,500
-------------------------------------------------------------------------------------------------
Corrections Corp. of America, 7.5%, 2011                              330,000             351,038
-------------------------------------------------------------------------------------------------
KinderCare Learning Centers, Inc., 9.5%, 2009                         679,000             680,698
-------------------------------------------------------------------------------------------------
                                                                                       $1,620,236
-------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.1%
-------------------------------------------------------------------------------------------------
Bombardier Recreational Products, Inc., 8.375%, 2013               $1,075,000          $1,136,813
-------------------------------------------------------------------------------------------------
Church & Dwight Co., Inc., 6%, 2012##                                 675,000             681,750
-------------------------------------------------------------------------------------------------
Integrated Electrical Services, Inc., 9.375%, 2009                  1,795,000           1,678,325
-------------------------------------------------------------------------------------------------
K2, Inc., 7.375%, 2014                                              1,170,000           1,256,288
-------------------------------------------------------------------------------------------------
Leiner Health Products, Inc., 11%, 2012                               620,000             675,800
-------------------------------------------------------------------------------------------------
Remington Arms Co., Inc., 10.5%, 2011                               1,045,000           1,005,813
-------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 8.625%, 2008                        3,679,000           3,283,508
-------------------------------------------------------------------------------------------------
Safilo Capital International S.A., 9.625%, 2013##               EUR 3,865,000           5,167,544
-------------------------------------------------------------------------------------------------
Samsonite Corp., 8.875%, 2011                                      $1,465,000           1,576,706
-------------------------------------------------------------------------------------------------
Werner Holding Co., Inc., 10%, 2007                                 1,340,000           1,092,100
-------------------------------------------------------------------------------------------------
                                                                                      $17,554,647
-------------------------------------------------------------------------------------------------

Containers - 2.4%
-------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 10.875%, 2013                        $3,265,000          $3,828,213
-------------------------------------------------------------------------------------------------
Greif, Inc., 8.875%, 2012                                             540,000             596,700
-------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                    685,000             740,656
-------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.75%, 2012                   1,765,000           1,963,563
-------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                     765,000             831,938
-------------------------------------------------------------------------------------------------
Owens-Illinois, Inc., 7.8%, 2018                                      785,000             816,400
-------------------------------------------------------------------------------------------------
Plastipak Holdings, Inc., 10.75%, 2011                                755,000             849,375
-------------------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010                                             2,055,000           2,013,900
-------------------------------------------------------------------------------------------------
Pliant Corp., 0% to 2006, 11.125% to 2009                           1,020,000             948,600
-------------------------------------------------------------------------------------------------
Portola Packaging, Inc., 8.25%, 2012                                  870,000             713,400
-------------------------------------------------------------------------------------------------
                                                                                      $13,302,745
-------------------------------------------------------------------------------------------------
Defense Electronics - 0.2%
-------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 6.125%, 2014                    $1,065,000          $1,086,300
-------------------------------------------------------------------------------------------------

Electronics - 0%
-------------------------------------------------------------------------------------------------
Magnachip Semiconductor S.A., 8%, 2014##                             $160,000            $167,000
-------------------------------------------------------------------------------------------------

Emerging Market Quasi-Sovereign - 1.6%
-------------------------------------------------------------------------------------------------
Gazprom OAO, 8.625%, 2034##                                        $1,975,000          $2,315,688
-------------------------------------------------------------------------------------------------
Pemex Master Trust, 9.5%, 2027##                                    3,401,000           4,353,280
-------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                    1,418,000           1,683,875
-------------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 7.75%, 2015                                733,000             898,247
-------------------------------------------------------------------------------------------------
                                                                                       $9,251,090
-------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 11.6%
-------------------------------------------------------------------------------------------------
Central Bank of Argentina, 2%, 2018                             ARS 4,695,954          $1,288,500
-------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014                              $12,899,397          13,205,758
-------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8.875%, 2019 - 2024                     5,522,000           5,672,150
-------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 3.0625%, 2024                           1,617,000           1,471,470
-------------------------------------------------------------------------------------------------
Republic of Argentina, 2.008%, 2012                                 3,181,000           2,722,936
-------------------------------------------------------------------------------------------------
Republic of Colombia, 11.75%, 2020                                  1,997,000           2,526,205
-------------------------------------------------------------------------------------------------
Republic of Ecuador, 8%, 2030                                       2,200,000           2,029,500
-------------------------------------------------------------------------------------------------
Republic of El Salvador, 8.25%, 2032                                1,475,000           1,508,188
-------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029                             3,848,000           4,533,195
-------------------------------------------------------------------------------------------------
Republic of Panama, 8.875%, 2027                                      719,000             798,090
-------------------------------------------------------------------------------------------------
Republic of Peru, 9.125%, 2012                                        319,000             366,850
-------------------------------------------------------------------------------------------------
Republic of Peru, 5%, 2017                                            982,960             933,812
-------------------------------------------------------------------------------------------------
Republic of Peru, 8.75%, 2033                                         783,000             837,810
-------------------------------------------------------------------------------------------------
Republic of Philippines, 9.375%, 2017                               1,740,000           1,853,100
-------------------------------------------------------------------------------------------------
Republic of Philippines, 9.5%, 2030                                   260,000             258,375
-------------------------------------------------------------------------------------------------
Republic of South Africa, 8.5%, 2017                                1,198,000           1,518,465
-------------------------------------------------------------------------------------------------
Republic of Turkey, 7.25%, 2015                                       313,000             322,390
-------------------------------------------------------------------------------------------------
Republic of Turkey, 11.875%, 2030                                   1,509,000           2,157,870
-------------------------------------------------------------------------------------------------
Republic of Turkey, 8%, 2034                                        3,743,000           3,864,648
-------------------------------------------------------------------------------------------------
Republic of Ukraine, 7.65%, 2013                                    1,775,000           1,948,063
-------------------------------------------------------------------------------------------------
Republic of Venezeula, 8.5%, 2014                                   1,451,000           1,476,393
-------------------------------------------------------------------------------------------------
Republic of Vietnam, 3.75%, 2028                                      950,000             698,250
-------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2008 - 2011                                 5,129,000           4,479,627
-------------------------------------------------------------------------------------------------
Russian Federation, 11%, 2018                                       1,710,000           2,430,081
-------------------------------------------------------------------------------------------------
Russian Ministry of Finance, 12.75%, 2028                           2,904,000           4,882,205
-------------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030                                           976,000           1,459,120
-------------------------------------------------------------------------------------------------
                                                                                      $65,243,051
-------------------------------------------------------------------------------------------------
Energy - Independent - 2.0%
-------------------------------------------------------------------------------------------------
Belden & Blake Corp., 8.75%, 2012##                                $1,435,000          $1,443,969
-------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7%, 2014                                     427,000             452,620
-------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015##                               635,000             647,700
-------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                               2,765,000           2,875,600
-------------------------------------------------------------------------------------------------
Encore Acquisition Co., 6.25%, 2014                                 1,395,000           1,391,513
-------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625%, 2014##                            1,055,000           1,113,025
-------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125%, 2014                   1,490,000           1,635,275
-------------------------------------------------------------------------------------------------
Venoco, Inc., 8.75%, 2011##                                         1,805,000           1,823,050
-------------------------------------------------------------------------------------------------
                                                                                      $11,382,752
-------------------------------------------------------------------------------------------------
Energy - Integrated - 0.5%
-------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                     $1,470,000          $1,706,873
-------------------------------------------------------------------------------------------------
Siberian Oil Co., 10.75%, 2009                                        633,000             693,926
-------------------------------------------------------------------------------------------------
Tyumen Oil Co., 11%, 2007                                             289,000             328,015
-------------------------------------------------------------------------------------------------
                                                                                       $2,728,814
-------------------------------------------------------------------------------------------------

Entertainment - 1.9%
-------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                  $396,000            $408,870
-------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 8.625%, 2012##                             1,000,000           1,085,000
-------------------------------------------------------------------------------------------------
AMF Bowling Worldwide, Inc., 10%, 2010                                675,000             702,000
-------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9%, 2014##                      1,955,000           2,047,863
-------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0% to 2009, 12% to 2014##                   2,585,000           1,744,875
-------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                        3,030,000           2,886,075
-------------------------------------------------------------------------------------------------
Universal City Florida Holding Co., 8.375%, 2010##                  1,760,000           1,830,400
-------------------------------------------------------------------------------------------------
                                                                                      $10,705,083
-------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.1%
-------------------------------------------------------------------------------------------------
Burns, Philp & Co. Ltd., 9.75%, 2012                               $1,805,000          $1,967,450
-------------------------------------------------------------------------------------------------
Cosan S.A., 9%, 2009##                                                320,000             330,400
-------------------------------------------------------------------------------------------------
Merisant Co., 9.5%, 2013##                                            905,000             796,400
-------------------------------------------------------------------------------------------------
Michael Foods, Inc., 8%, 2013                                         750,000             789,375
-------------------------------------------------------------------------------------------------
Seminis Vegetable Seeds, Inc., 10.25%, 2013                         1,000,000           1,195,000
-------------------------------------------------------------------------------------------------
United Biscuits Finance PLC, 10.625%, 2011                        EUR 650,000             902,971
-------------------------------------------------------------------------------------------------
                                                                                       $5,981,596
-------------------------------------------------------------------------------------------------
Forest & Paper Products - 2.8%
-------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 8.55%, 2010                            $2,000,000          $2,147,500
-------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8%, 2010                                  875,000             877,188
-------------------------------------------------------------------------------------------------
Durango Corp. S.A. de C.V., 13.125%, 2006*                            126,000              92,610
-------------------------------------------------------------------------------------------------
Durango Corp. S.A. de C.V., 13.5%, 2008*                               49,000              36,015
-------------------------------------------------------------------------------------------------
Durango Corp. S.A. de C.V., 13.75%, 2009##*                         1,614,000           1,186,290
-------------------------------------------------------------------------------------------------
Georgia Pacific Corp., 9.375%, 2013                                 2,505,000           2,883,881
-------------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 9.5%, 2013                   1,105,000           1,232,075
-------------------------------------------------------------------------------------------------
JSG Funding LLC, 11.5%, 2015##                                  EUR 1,200,000           1,565,280
-------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012                                   $755,000             834,275
-------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 15.5%, 2013#                                    630,067             741,904
-------------------------------------------------------------------------------------------------
Newark Group, Inc., 9.75%, 2014                                     2,240,000           2,346,400
-------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375%, 2014                                 645,000             651,450
-------------------------------------------------------------------------------------------------
Sino Forest Corp., 9.125%, 2011##                                     333,000             366,716
-------------------------------------------------------------------------------------------------
Stone Container Corp., 7.375%, 2014                                   840,000             865,200
-------------------------------------------------------------------------------------------------
                                                                                      $15,826,784
-------------------------------------------------------------------------------------------------

Gaming & Lodging - 3.7%
-------------------------------------------------------------------------------------------------
Aztar Corp., 7.875%, 2014                                          $1,000,000          $1,100,000
-------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014                                      2,000,000           2,050,000
-------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 8.125%, 2011                           2,000,000           2,290,000
-------------------------------------------------------------------------------------------------
Grupo Posadas S.A. de C.V., 8.75%, 2011##                             216,000             231,120
-------------------------------------------------------------------------------------------------
Grupo Posadas S.A. de C.V., 8.75%, 2011##                             202,000             216,140
-------------------------------------------------------------------------------------------------
Herbst Gaming, Inc., 7%, 2014##                                       150,000             150,750
-------------------------------------------------------------------------------------------------
Host Marriott LP, 7.125%, 2013                                      1,045,000           1,099,863
-------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                      2,455,000           2,749,600
-------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 5.875%, 2014                                      1,975,000           1,935,500
-------------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375%, 2010                                 1,000,000           1,147,500
-------------------------------------------------------------------------------------------------
Meristar Hospitality Corp., 10.5%, 2009                               310,000             335,575
-------------------------------------------------------------------------------------------------
NCL Corp., 10.625%, 2014##                                          2,140,000           2,150,700
-------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25%, 2012                           1,145,000           1,219,425
-------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75%, 2013                             300,000             324,750
-------------------------------------------------------------------------------------------------
Resorts International Hotel & Casino, Inc., 11.5%, 2009             1,600,000           1,876,000
-------------------------------------------------------------------------------------------------
Scientific Games Corp., 6.25%, 2012##                                 295,000             299,425
-------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.,
7.875%, 2012                                                        1,500,000           1,710,000
-------------------------------------------------------------------------------------------------
                                                                                      $20,886,348
-------------------------------------------------------------------------------------------------
Industrial - 2.8%
-------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                            $1,365,000          $1,535,625
-------------------------------------------------------------------------------------------------
Da Lite Screen Co., Inc., 9.5%, 2011                                  895,000             988,975
-------------------------------------------------------------------------------------------------
Eagle-Picher Industries, Inc., 9.75%, 2013                            825,000             726,000
-------------------------------------------------------------------------------------------------
General Binding Corp., 9.375%, 2008                                 1,480,000           1,465,200
-------------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., "B", 9.625%, 2012                      925,000           1,031,375
-------------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., 0% to 2007,
10.67% to 2013                                                      2,560,000           2,220,800
-------------------------------------------------------------------------------------------------
Knowledge Learning Corp., 7.75%, 2015##                               815,000             819,075
-------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.5%, 2011                                  2,665,000           2,851,550
-------------------------------------------------------------------------------------------------
Rexnord Industries, Inc., 10.125%, 2012                               760,000             851,200
-------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875%, 2007                               3,360,000           3,360,000
-------------------------------------------------------------------------------------------------
                                                                                      $15,849,800
-------------------------------------------------------------------------------------------------

Machinery & Tools - 2.1%
-------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011##                              $1,425,000          $1,556,813
-------------------------------------------------------------------------------------------------
Columbus McKinnon Corp., 8.5%, 2008                                 1,370,000           1,370,000
-------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.375%, 2011                                EUR 835,000           1,217,152
-------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5%, 2012                                     $231,000             265,650
-------------------------------------------------------------------------------------------------
Sun Sage B.V., 8.25%, 2009##                                        1,500,000           1,605,000
-------------------------------------------------------------------------------------------------
United Rentals, Inc., 6.5%, 2012                                      690,000             677,925
-------------------------------------------------------------------------------------------------
United Rentals, Inc., 7.75%, 2013                                   4,680,000           4,551,300
-------------------------------------------------------------------------------------------------
United Rentals, Inc., 7%, 2014                                        565,000             525,450
-------------------------------------------------------------------------------------------------
                                                                                      $11,769,290
-------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 2.6%
-------------------------------------------------------------------------------------------------
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015##                 $2,100,000          $1,254,750
-------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125%, 2012                 1,000,000           1,103,750
-------------------------------------------------------------------------------------------------
HCA, Inc., 7.875%, 2011                                             2,000,000           2,198,706
-------------------------------------------------------------------------------------------------
HCA, Inc., 6.375%, 2015                                               740,000             744,350
-------------------------------------------------------------------------------------------------
Healthsouth Corp., 8.5%, 2008                                         600,000             620,250
-------------------------------------------------------------------------------------------------
InSight Health Services Corp., 9.875%, 2011                         2,480,000           2,467,600
-------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 6.5%, 2012                                  1,495,000           1,330,550
-------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.875%, 2014##                              1,955,000           2,028,313
-------------------------------------------------------------------------------------------------
U.S. Oncology, Inc., 10.75%, 2014##                                 2,050,000           2,342,125
-------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125%, 2011                      700,000             724,500
-------------------------------------------------------------------------------------------------
                                                                                      $14,814,894
-------------------------------------------------------------------------------------------------
Medical Equipment - 0.6%
-------------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75%, 2015##                               $3,055,000          $3,139,013
-------------------------------------------------------------------------------------------------

Metals & Mining - 1.3%
-------------------------------------------------------------------------------------------------
Doe Run Resources Corp., 11.75%, 2008#                             $3,154,553          $2,965,279
-------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014##                                 885,000             927,038
-------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75%, 2014                                       1,060,000           1,306,450
-------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10%, 2009                                   740,000             821,400
-------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                  1,000,000             995,000
-------------------------------------------------------------------------------------------------
SGL Carbon International S.A., 8.5%, 2012##                       EUR 400,000             583,067
-------------------------------------------------------------------------------------------------
                                                                                       $7,598,234
-------------------------------------------------------------------------------------------------

Natural Gas - Pipeline - 2.2%
-------------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875%, 2010                                       $210,000            $233,625
-------------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625%, 2021                                      1,415,000           1,768,750
-------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                      4,755,000           4,778,775
-------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                                   1,575,000           1,638,000
-------------------------------------------------------------------------------------------------
Intergas Finance B.V., 6.875%, 2011##                               1,337,000           1,373,768
-------------------------------------------------------------------------------------------------
Markwest Energy Partners LP, 6.875%, 2014##                           760,000             763,800
-------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                   1,600,000           1,740,000
-------------------------------------------------------------------------------------------------
                                                                                      $12,296,718
-------------------------------------------------------------------------------------------------
Oil Services - 0.5%
-------------------------------------------------------------------------------------------------
GulfMark Offshore, Inc., 7.75%, 2014##                             $1,000,000          $1,050,000
-------------------------------------------------------------------------------------------------
Hanover Compressor Co., 9%, 2014                                    1,120,000           1,232,000
-------------------------------------------------------------------------------------------------
Ocean Rig Norway S.A., 10.25%, 2008                                   650,000             669,500
-------------------------------------------------------------------------------------------------
                                                                                       $2,951,500
-------------------------------------------------------------------------------------------------
Oils - 0.3%
-------------------------------------------------------------------------------------------------
Hurricane Finance B.V., 9.625%, 2010                               $1,160,000          $1,267,300
-------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.75%, 2012                             420,000             456,750
-------------------------------------------------------------------------------------------------
                                                                                       $1,724,050
-------------------------------------------------------------------------------------------------
Pollution Control - 0.7%
-------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                        $20,000             $19,850
-------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 6.125%, 2014                      4,205,000           3,816,038
-------------------------------------------------------------------------------------------------
                                                                                       $3,835,888
-------------------------------------------------------------------------------------------------
Precious Metals & Minerals - 0.3%
-------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014                 $1,876,000          $1,876,000
-------------------------------------------------------------------------------------------------

Printing & Publishing - 2.1%
-------------------------------------------------------------------------------------------------
Cenveo Corp., 9.625%, 2012                                           $520,000            $559,000
-------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875%, 2013                                          1,250,000           1,093,750
-------------------------------------------------------------------------------------------------
Dex Media East LLC, 12.125%, 2012                                     650,000             778,375
-------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                      610,000             691,588
-------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                             3,835,000           2,885,838
-------------------------------------------------------------------------------------------------
Hollinger, Inc., 11.875%, 2011##                                      821,000             942,098
-------------------------------------------------------------------------------------------------
Houghton Mifflin Co., 0% to 2008, 11.5% to 2013                     2,615,000           1,778,200
-------------------------------------------------------------------------------------------------
Lighthouse International Co. S.A., 8%, 2014##                   EUR 1,200,000           1,616,152
-------------------------------------------------------------------------------------------------
WDAC Subsidiary Corp., 8.375%, 2014##                               1,295,000           1,262,625
-------------------------------------------------------------------------------------------------
                                                                                      $11,607,626
-------------------------------------------------------------------------------------------------
Restaurants - 0.4%
-------------------------------------------------------------------------------------------------
Carrols Holdings Corp., 9%, 2013##                                   $835,000            $870,488
-------------------------------------------------------------------------------------------------
Uno Restarant Corp., 10%, 2011##                                    1,645,000           1,626,543
-------------------------------------------------------------------------------------------------
                                                                                       $2,497,031
-------------------------------------------------------------------------------------------------
Retailers - 1.9%
-------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                      $1,795,000          $1,898,213
-------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                  1,535,000           1,780,600
-------------------------------------------------------------------------------------------------
Duane Reade, Inc., 9.75%, 2011##                                    1,480,000           1,339,400
-------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 10.75%, 2015##                   1,355,000           1,344,838
-------------------------------------------------------------------------------------------------
Mothers Work, Inc., 11.25%, 2010                                      880,000             888,800
-------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.25%, 2013                                           505,000             502,475
-------------------------------------------------------------------------------------------------
Rite Aid Corp., 6.875%, 2013                                        1,665,000           1,506,825
-------------------------------------------------------------------------------------------------
Rite Aid Corp., 7.7%, 2027                                            905,000             726,263
-------------------------------------------------------------------------------------------------
Saks, Inc., 7%, 2013                                                1,000,000           1,025,000
-------------------------------------------------------------------------------------------------
                                                                                      $11,012,414
-------------------------------------------------------------------------------------------------
Supermarkets - 0.1%
-------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                         $775,000            $837,000
-------------------------------------------------------------------------------------------------

Telecommunications - Wireless - 5.2%
-------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 11%, 2010                                    $260,000            $302,900
-------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 0% to 2005, 12% to 2009                       978,000           1,053,795
-------------------------------------------------------------------------------------------------
American Tower Corp., 9.375%, 2009                                    189,000             198,686
-------------------------------------------------------------------------------------------------
American Tower Corp., 7.125%, 2012##                                  665,000             668,325
-------------------------------------------------------------------------------------------------
American Tower, Inc., 7.25%, 2011                                     930,000             971,850
-------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                      2,460,000           2,785,950
-------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.5%, 2013                          840,000             891,450
-------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375%, 2011##                         300,000             315,750
-------------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875%, 2013                           1,225,000             903,438
-------------------------------------------------------------------------------------------------
IWO Escrow Co., 6.32%, 2012##                                         155,000             155,000
-------------------------------------------------------------------------------------------------
Inmarsat Finance II PLC, 0% to 2008, 10.375% to 2012                3,245,000           2,352,625
-------------------------------------------------------------------------------------------------
Innova S. de R.L., 9.375%, 2013                                       800,000             908,000
-------------------------------------------------------------------------------------------------
MetroPCS, Inc., 10.75%, 2011                                        1,665,000           1,781,550
-------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 9.75%, 2008##                                333,000             357,975
-------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 8.375%, 2010##                               272,000             282,200
-------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375%, 2015                           6,835,000           7,535,588
-------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 8%, 2012##                                     265,000             283,550
-------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014                                   640,000             644,800
-------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.5%, 2015##                                   570,000             611,325
-------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.75%, 2010                                   2,223,000           2,145,195
-------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%, 2010                                    100,000             106,500
-------------------------------------------------------------------------------------------------
U.S. Unwired, Inc., 10%, 2012                                       1,210,000           1,349,150
-------------------------------------------------------------------------------------------------
Ubiquitel Operating Co., 9.875%, 2011                                 965,000           1,063,913
-------------------------------------------------------------------------------------------------
Vimpel-Communications, 10.45%, 2005##                                 425,000             429,250
-------------------------------------------------------------------------------------------------
Vimpel-Communications, 10%, 2009##                                  1,160,000           1,244,100
-------------------------------------------------------------------------------------------------
                                                                                      $29,342,865
-------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 3.9%
-------------------------------------------------------------------------------------------------
AT&T Corp., 7.3%, 2011                                               $470,000            $545,200
-------------------------------------------------------------------------------------------------
Axtel S.A. de C.V., 11%, 2013##                                     1,000,000           1,073,750
-------------------------------------------------------------------------------------------------
Axtel S.A. de C.V., 11%, 2013                                       1,559,000           1,673,976
-------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                 1,175,000           1,192,625
-------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                            1,225,000           1,430,188
-------------------------------------------------------------------------------------------------
Citizens Communications Co., 6.25%, 2013                              560,000             558,600
-------------------------------------------------------------------------------------------------
GCI, Inc., 7.25%, 2014                                              1,325,000           1,318,375
-------------------------------------------------------------------------------------------------
MCI, Inc., 6.908%, 2007                                               740,000             756,650
-------------------------------------------------------------------------------------------------
MCI, Inc., 7.688%, 2009                                               825,000             861,094
-------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.25%, 2011                            1,070,000           1,027,200
-------------------------------------------------------------------------------------------------
Qwest Corp., 14%, 2010##                                            4,190,000           4,975,625
-------------------------------------------------------------------------------------------------
Qwest Corp., 7.875%, 2011##                                         1,400,000           1,498,000
-------------------------------------------------------------------------------------------------
Qwest Corp., 9.125%, 2012##                                         1,370,000           1,558,375
-------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 10.125%, 2011                   2,285,000           2,239,300
-------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                     1,275,000           1,306,875
-------------------------------------------------------------------------------------------------
                                                                                      $22,015,833
-------------------------------------------------------------------------------------------------
Telephone Services - 0.1%
-------------------------------------------------------------------------------------------------
Global Crossing Ltd., 10.75%, 2014##                                 $770,000            $760,375
-------------------------------------------------------------------------------------------------

Tire & Rubber - 0%
-------------------------------------------------------------------------------------------------
Cooper-Standard Automotive Group, 8.375%, 2014##                     $155,000            $147,250
-------------------------------------------------------------------------------------------------

Transportation - Services - 0.4%
-------------------------------------------------------------------------------------------------
Stena AB, 7.5%, 2013                                                 $615,000            $625,763
-------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 10.25%, 2007                                        292,000             311,710
-------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 11.75%, 2009                                        598,000             602,485
-------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5%, 2012                                         650,000             757,250
-------------------------------------------------------------------------------------------------
                                                                                       $2,297,208
-------------------------------------------------------------------------------------------------
Utilities - Electric Power - 5.1%
-------------------------------------------------------------------------------------------------
AES Corp., 8.75%, 2013##                                             $325,000            $364,000
-------------------------------------------------------------------------------------------------
AES Corp., 9%, 2015##                                               1,285,000           1,452,050
-------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012##                      1,940,000           2,158,250
-------------------------------------------------------------------------------------------------
Calpine Corp., 8.5%, 2008                                           2,730,000           2,006,550
-------------------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013##                                        3,400,000           2,584,000
-------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                             1,580,000           1,713,501
-------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 6.875%, 2011                                 1,030,000             957,900
-------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                    997,000           1,168,989
-------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                            782,000             848,604
-------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                      1,095,000           1,188,299
-------------------------------------------------------------------------------------------------
FirstEnergy Corp., 7.375%, 2031                                     1,030,000           1,197,686
-------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%, 2034                                 2,555,000           2,855,213
-------------------------------------------------------------------------------------------------
Mission Energy Holding Co., 13.5%, 2008                             1,275,000           1,590,563
-------------------------------------------------------------------------------------------------
NGC Corp. Capital Trust, 8.316%, 2027                               1,975,000           1,619,500
-------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014##                                  1,225,000           1,260,665
-------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 8.625%, 2008                                760,000             817,950
-------------------------------------------------------------------------------------------------
PSEG Power LLC, 7.75%, 2011                                           815,000             951,371
-------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75%, 2014                                     530,000             516,750
-------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                  785,000             873,313
-------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 8.625%, 2014                              1,540,000           1,711,325
-------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875%, 2014##                                     1,105,000           1,143,675
-------------------------------------------------------------------------------------------------
                                                                                      $28,980,154
-------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $495,402,017)                                          $518,281,409
-------------------------------------------------------------------------------------------------

Stocks - 1.4%
-------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES             $ VALUE
-------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0%
-------------------------------------------------------------------------------------------------
Sind Holdings, Inc.*                                                      385             $37,884
-------------------------------------------------------------------------------------------------

Automotive - 0.2%
-------------------------------------------------------------------------------------------------
Magna International, Inc., "A"                                         12,600            $954,324
-------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 0.4%
-------------------------------------------------------------------------------------------------
NTL, Inc.*                                                             12,137            $825,680
-------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., "A"                                    75,683             622,871
-------------------------------------------------------------------------------------------------
Telewest Global, Inc.*                                                 30,109             507,337
-------------------------------------------------------------------------------------------------
                                                                                       $1,955,888
-------------------------------------------------------------------------------------------------
Engineering - Construction - 0.1%
-------------------------------------------------------------------------------------------------
Intergrated Electrical Services, Inc.                                 185,000            $736,300
-------------------------------------------------------------------------------------------------

Natural Gas - Distribution - 0.5%
-------------------------------------------------------------------------------------------------
Ferrell Gas Partners LP                                                40,712            $867,980
-------------------------------------------------------------------------------------------------
Northwestern Corp.*                                                    70,951           2,012,170
-------------------------------------------------------------------------------------------------
                                                                                       $2,880,150
-------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.2%
-------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                      49,000          $1,374,450
-------------------------------------------------------------------------------------------------

Specialty Chemicals - 0%
-------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                   7                $277
-------------------------------------------------------------------------------------------------

Telephone Services - 0%
-------------------------------------------------------------------------------------------------
VersaTel Telecom International N.V.*                                    2,616              $6,927
-------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $8,677,326)                                             $7,946,200
-------------------------------------------------------------------------------------------------

Convertible Preferred Stocks - 0.2%
-------------------------------------------------------------------------------------------------
Automotive - 0.2%
-------------------------------------------------------------------------------------------------
Ford Motor Co. Capital Trust II, 6.5%                                  28,036          $1,401,239
-------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc., "A", 8%                                 59               4,528
-------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks
(Identified Cost, $1,488,965)                                                          $1,405,767
-------------------------------------------------------------------------------------------------

Portfolio of Investments - continued

Preferred Stocks - 0.7%
-------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES             $ VALUE
-------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.6%
-------------------------------------------------------------------------------------------------
Paxson Communications Corp., 14.25%                                       142          $1,164,400
-------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., "B", 10.75%                         1,874           2,033,290
-------------------------------------------------------------------------------------------------
                                                                                       $3,197,690
-------------------------------------------------------------------------------------------------
Printing & Publishing - 0.1%
-------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.625%                                                  5,050            $477,225
-------------------------------------------------------------------------------------------------

Real Estate - 0%
-------------------------------------------------------------------------------------------------
HRPT Properties Trust, 8.75%                                            1,375             $37,400
-------------------------------------------------------------------------------------------------

Telephone Services - 0%
-------------------------------------------------------------------------------------------------
PTV, Inc., "A", 10%                                                        12                 $37
-------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $3,687,679)                                   $3,712,352
-------------------------------------------------------------------------------------------------

Warrants - 0%
-------------------------------------------------------------------------------------------------
                                                        STRIKE       FIRST
ISSUER                                                   PRICE    EXERCISE     SHARES     $ VALUE
-------------------------------------------------------------------------------------------------

Grande Communications Holdings (Broadcast & Cable TV)*   $0.01    10/01/04      1,695        $170
-------------------------------------------------------------------------------------------------
Pliant Corp. (Containers)##*                              0.01     5/25/00        815           8
-------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (Specialty Chemicals)*          52.00    12/31/02         11          20
-------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp. (Machinery & Tools)*           20.78     5/29/03        338         169
-------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc. (Broadcast & Cable TV)*         45.24     9/16/00        300      22,500
-------------------------------------------------------------------------------------------------
XO Communications, Inc., "A" (Telephone Services)*        6.25     5/27/03        470         202
-------------------------------------------------------------------------------------------------
XO Communications, Inc., "B" (Telephone Services)*        7.50     5/27/03        352         148
-------------------------------------------------------------------------------------------------
XO Communications, Inc., "C" (Telephone Services)*       10.00     5/27/03        352          95
-------------------------------------------------------------------------------------------------

Total Warrants (Identified Cost, $143,262)                                                $23,312
-------------------------------------------------------------------------------------------------

Repurchase Agreement - 5.6%
-------------------------------------------------------------------------------------------------
ISSUER                                                             PAR AMOUNT             $ VALUE
-------------------------------------------------------------------------------------------------
Morgan Stanley, 2.48%, dated 01/31/05, due 02/01/05,
total to be received $31,622,178 (secured by various
U.S. Treasury and Federal Agency obligations in a
jointly traded account), at Cost                                  $31,620,000         $31,620,000
-------------------------------------------------------------------------------------------------
Total Investments - (Identified Cost, $541,019,249) (+)                              $562,989,040
-------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.4%                                                   2,276,951
-------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $565,265,991
-------------------------------------------------------------------------------------------------
  * Non-income producing security.
(+) As of January 31, 2005, the fund had 1 security representing $37,884 and
    0.01% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
  # Payment-in-kind security.
 ## SEC Rule 144A restriction.
 ^^ Interest only security.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below:
ARS          =      Argentine Peso
EUR          =      Euro

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 1/31/05

ASSETS

Investments, at value, (identified cost, $541,019,249)          $562,989,040
-----------------------------------------------------------------------------------------------------
Cash                                                               1,710,391
-----------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost, $256,884)               255,630
-----------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange
contracts                                                             39,515
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                    3,674,773
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    3,033,548
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                 10,252,880
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $581,955,777
-----------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                             $1,562,479
-----------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts              101,623
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                 13,755,768
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                 1,218,329
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                      23,081
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                        28,506
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $16,689,786
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $565,265,991
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:

Paid-in capital                                                 $543,354,327
-----------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments
and translation of assets and liabilities in foreign
currencies                                                        21,906,951
-----------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions                      1,249,903
-----------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                            (1,245,190)
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $565,265,991
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  74,046,175
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                    $278,885,514
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              36,552,645
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $7.63
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$7.63)                                                    $8.01
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $151,711,413
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              19,827,256
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $7.65
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                    $101,113,097
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              13,282,306
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $7.61
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                     $33,555,967
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               4,383,968
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $7.65
-----------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses.
It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 1/31/05

NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------
  Interest                                                         $37,096,362
-----------------------------------------------------------------------------------------------------
  Dividends                                                            622,052
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                  (718)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                   $37,717,696
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                    $2,882,560
-----------------------------------------------------------------------------------------------------
  Trustees" compensation                                                11,565
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                          702,722
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                               702,957
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                             1,428,085
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                               903,130
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                    35,907
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                        199,517
-----------------------------------------------------------------------------------------------------
  Printing                                                              58,232
-----------------------------------------------------------------------------------------------------
  Postage                                                               37,265
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                         59,769
-----------------------------------------------------------------------------------------------------
  Legal fees                                                             9,867
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                        135,305
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $7,166,881
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (23,440)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                       (1,842,074)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $5,301,367
-----------------------------------------------------------------------------------------------------
Net investment income                                                                     $32,416,329
-----------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                           $8,501,767
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                       (549,453)
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $7,952,314
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                      $(1,158,226)
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
currencies                                                            (105,761)
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                      $(1,263,987)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $6,688,327
-----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $39,104,656
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 1/31                                               2005                      2004

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                             $32,416,329               $23,586,816
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                               7,952,314                13,934,431
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                               (1,263,987)               29,433,499
-------------------------------------------------------------  --------------              ------------
Change in net assets from operations                              $39,104,656               $66,954,746
-------------------------------------------------------------  --------------              ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
-------------------------------------------------------------------------------------------------------
  Class A                                                        $(15,729,828)             $(10,400,791)
-------------------------------------------------------------------------------------------------------
  Class B                                                         (10,299,301)               (8,831,107)
-------------------------------------------------------------------------------------------------------
  Class C                                                          (6,505,024)               (4,977,549)
-------------------------------------------------------------------------------------------------------
  Class I                                                            (854,209)                 (318,334)
-------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions
-------------------------------------------------------------------------------------------------------
  Class A                                                          (2,177,440)                       --
-------------------------------------------------------------------------------------------------------
  Class B                                                          (1,431,789)                       --
-------------------------------------------------------------------------------------------------------
  Class C                                                            (928,293)                       --
-------------------------------------------------------------------------------------------------------
  Class I                                                            (119,179)                       --
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(38,045,063)             $(24,527,781)
-------------------------------------------------------------  --------------              ------------
Change in net assets from fund share transactions                $185,426,549              $152,480,828
-------------------------------------------------------------  --------------              ------------
Redemption fees                                                       $20,643                       $--
-------------------------------------------------------------  --------------              ------------
Total change in net assets                                       $186,506,785              $194,907,793
-------------------------------------------------------------  --------------              ------------

NET ASSETS

At beginning of period                                           $378,759,206              $183,851,413
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $1,245,190 and
$1,246,256, respectively)                                        $565,265,991              $378,759,206
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                            YEARS ENDED 1/31
                                            ---------------------------------------------------------------------------------
CLASS A                                             2005               2004              2003            2002            2001

Net asset value, beginning of period               $7.65              $6.61             $7.08           $7.96           $8.79
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                         $0.57              $0.60             $0.62           $0.80           $0.92
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency               0.08               1.05             (0.43)          (0.85)          (0.67)
----------------------------------------------  --------             ------            ------          ------          ------
Total from investment operations                   $0.65              $1.65             $0.19          $(0.05)          $0.25
----------------------------------------------  --------             ------            ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS

  From net investment income                      $(0.59)            $(0.61)           $(0.66)         $(0.82)         $(0.95)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                (0.08)                --                --              --           (0.07)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                  --                 --                --           (0.01)          (0.02)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                        --                 --                --              --           (0.04)
----------------------------------------------  --------             ------            ------          ------          ------
Total distributions declared to
shareholders                                      $(0.67)            $(0.61)           $(0.66)         $(0.83)         $(1.08)
----------------------------------------------  --------             ------            ------          ------          ------
Redemption fees added to
paid-in capital#                                   $0.00+++             $--               $--             $--             $--
--------------------------------------------------------             ------            ------          ------          ------
Net asset value, end of period                     $7.63              $7.65             $6.61           $7.08           $7.96
--------------------------------------------------------             ------            ------          ------          ------
Total return (%)(+)&                                8.98              26.04              2.95           (0.30)           3.28
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                            YEARS ENDED 1/31
                                            ---------------------------------------------------------------------------------
CLASS A (CONTINUED)                                 2005               2004              2003            2002            2001

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                          0.87               1.01              1.01            1.01            1.02
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                         7.62               8.21              9.35           11.18           11.43
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    69                 98               104             133             147
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)       $278,886           $150,334           $70,892         $37,187         $19,982
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service fees and certain other fees and expenses. In addition, the investment adviser contractually waived a portion of its fee for certain of the periods indicated. Effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its porportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation and the waiver/reimbursement had not been in place, the net investment income per share and the ratios would have been:

Net investment income                              $0.54              $0.57             $0.60           $0.77           $0.88
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                          1.29               1.34              1.37            1.46            1.53
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                         7.20               7.88              8.99           10.73           10.92
-----------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended January
       31, 2002 was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets was unaffected by this change. Per share, ratios, and supplemental data for periods prior to
       February 1, 2001 have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                            YEARS ENDED 1/31
                                            ---------------------------------------------------------------------------------
CLASS B                                             2005               2004              2003            2002            2001

Net asset value, beginning of period               $7.67              $6.63             $7.09           $7.98           $8.81
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                         $0.53              $0.55             $0.58           $0.77           $0.89
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency               0.07               1.06             (0.43)          (0.87)          (0.69)
----------------------------------------------  --------             ------            ------          ------          ------
Total from investment operations                   $0.60              $1.61             $0.15          $(0.10)          $0.20
----------------------------------------------  --------             ------            ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                      $(0.54)            $(0.57)           $(0.61)         $(0.78)         $(0.90)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                (0.08)                --                --              --           (0.07)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                  --                 --                --           (0.01)          (0.02)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                        --                 --                --              --           (0.04)
----------------------------------------------  --------             ------            ------          ------          ------
Total distributions declared to
shareholders                                      $(0.62)            $(0.57)           $(0.61)         $(0.79)         $(1.03)
----------------------------------------------  --------             ------            ------          ------          ------
Redemption fees added to
paid-in capital#                                   $0.00+++             $--               $--             $--             $--
----------------------------------------------  --------             ------            ------          ------          ------
Net asset value, end of period                     $7.65              $7.67             $6.63           $7.09           $7.98
----------------------------------------------  --------             ------            ------          ------          ------
Total return (%)&                                   8.28              25.19              2.43           (1.07)           2.63
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                            YEARS ENDED 1/31
                                            ---------------------------------------------------------------------------------
CLASS B (CONTINUED)                                 2005               2004              2003            2002            2001

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                          1.52               1.66              1.66            1.66            1.67
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                         7.03               7.61              8.75           10.59           10.83
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    69                 98               104             133             147
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)       $151,711           $140,348           $72,321         $41,481         $26,031
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service fees and certain other fees and expenses. In addition, the investment adviser contractually waived a portion of its fee for certain of the periods indicated. Effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its porportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation and the waiver/reimbursement had not been in place, the net investment income per share and the ratios would have been:

Net investment income                              $0.50              $0.53             $0.56           $0.73           $0.85
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                          1.94               1.99              2.02            2.11            2.18
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                         6.61               7.28              8.39           10.14           10.32
-----------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended January
       31, 2002 was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets was unaffected by this change. Per share, ratios, and supplemental data for periods prior to
       February 1, 2001 have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                            YEARS ENDED 1/31
                                            ---------------------------------------------------------------------------------
CLASS C                                             2005               2004              2003            2002            2001

Net asset value, beginning of period               $7.63              $6.60             $7.07           $7.95           $8.78
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                         $0.52              $0.54             $0.57           $0.77           $0.89
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency               0.08               1.06             (0.43)          (0.86)          (0.69)
----------------------------------------------  --------             ------            ------          ------          ------
Total from investment operations                   $0.60              $1.60             $0.14          $(0.09)          $0.20
----------------------------------------------  --------             ------            ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS

  From net investment income                      $(0.54)            $(0.57)           $(0.61)         $(0.78)         $(0.90)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                (0.08)                --                --              --           (0.07)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                  --                 --                --           (0.01)          (0.02)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                        --                 --                --              --           (0.04)
----------------------------------------------  --------             ------            ------          ------          ------
Total distributions declared to
shareholders                                      $(0.62)            $(0.57)           $(0.61)         $(0.79)         $(1.03)
----------------------------------------------  --------             ------            ------          ------          ------
Redemption fees added to
paid-in capital#                                   $0.00+++             $--               $--             $--             $--
----------------------------------------------  --------             ------            ------          ------          ------
Net asset value, end of period                     $7.61              $7.63             $6.60           $7.07           $7.95
----------------------------------------------  --------             ------            ------          ------          ------
Total return (%)&                                   8.28              25.10              2.29           (0.94)           2.64
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                            YEARS ENDED 1/31
                                            ---------------------------------------------------------------------------------
CLASS C (CONTINUED)                                 2005               2004              2003            2002            2001

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                          1.52               1.66              1.66            1.66            1.67
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                         7.01               7.56              8.67           10.62           10.90
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    69                 98               104             133             147
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)       $101,113            $84,643           $38,130         $17,518         $11,221
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service fees and certain other fees and expenses. In addition, the investment adviser contractually waived a portion of its fee for certain of the periods indicated. Effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its porportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation and the waiver/reimbursement had not been in place, the net investment income per share and the ratios would have been:

Net investment income                              $0.49              $0.52             $0.55           $0.74           $0.84
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                          1.94               1.99              2.02            2.11            2.18
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                         6.59               7.23              8.31           10.17           10.39
-----------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended January
       31, 2002 was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets was unaffected by this change. Per share, ratios, and supplemental data for periods prior to
       February 1, 2001 have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                          YEARS ENDED 1/31
                                          --------------------------------------------------------------------------------
CLASS I                                          2005               2004              2003            2002            2001

Net asset value, beginning of period            $7.68              $6.64             $7.10           $8.04           $8.85
--------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                      $0.55              $0.63             $0.64           $0.59           $1.07
--------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                       0.12               1.05             (0.42)          (0.67)          (0.77)
---------------------------------------------  ------             ------            ------          ------          ------
Total from investment operations                $0.67              $1.68             $0.22          $(0.08)          $0.30
---------------------------------------------  ------             ------            ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS

  From net investment income                   $(0.62)            $(0.64)           $(0.68)         $(0.85)         $(0.98)
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions             (0.08)                --                --              --           (0.07)
--------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income               --                 --                --           (0.01)          (0.02)
--------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                     --                 --                --              --           (0.04)
---------------------------------------------  ------             ------            ------          ------          ------
Total distributions declared to
shareholders                                   $(0.70)            $(0.64)           $(0.68)         $(0.86)         $(1.11)
---------------------------------------------  ------             ------            ------          ------          ------
Redemption fees added to
paid-in capital#                                $0.00+++             $--               $--             $--             $--
---------------------------------------------  ------             ------            ------          ------          ------
Net asset value, end of period                  $7.65              $7.68             $6.64           $7.10           $8.04
---------------------------------------------  ------             ------            ------          ------          ------
Total return (%)&                                9.23              26.41              3.45           (0.74)           3.88
--------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                          YEARS ENDED 1/31
                                          --------------------------------------------------------------------------------
CLASS I (CONTINUED)                              2005               2004              2003            2002            2001

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                       0.51               0.66              0.66            0.66            0.67
--------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                      7.75               8.66              9.76           10.25           11.75
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                 69                 98               104             133             147
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)     $33,556             $3,434            $2,508            $155              $0++++
--------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management fees and certain other fees and expenses. In addition, the investment adviser contractually waived a portion of its fee for certain of the periods indicated. Effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its porportional share of substantially all of Independent
    Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation and the waiver/ reimbursement had not been in place, the net investment income per share and the ratios would have been:

Net investment income                           $0.52              $0.61             $0.62           $0.56           $1.02
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                       0.93               0.99              1.02            1.11            1.18
--------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                      7.33               8.33              9.40            9.80           11.24
--------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended January
       31, 2002 was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets was unaffected by this change. Per share, ratios, and supplemental data for periods prior to
       February 1, 2001 have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
  ++++ Class I net assets were less than $500.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS High Yield Opportunities Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will charge a 1% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition. The fund may change the redemption fee period in the future, including in connection with Securities and Exchange Commission rule developments. See the fund's prospectus for details. Any redemption fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended January 31, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, defaulted bonds, wash sales, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended January 31,
2005
and January 31, 2004 was as follows:

                                            1/31/05           1/31/04
Distributions declared from:
  Ordinary income:                      $36,308,924       $24,527,781
-----------------------------------------------------------------------
  Long-term capital gain                  1,736,139                --
-----------------------------------------------------------------------
Total distributions declared            $38,045,063       $24,527,781
-----------------------------------------------------------------------

During the year ended January 31, 2005, accumulated distributions in excess of net investment income decreased by $973,099, accumulated undistributed net realized gain on investments and foreign currency transactions decreased by $2,114,069, and paid-in capital increased by $1,140,970 due to differences between book and tax accounting for foreign currency transactions, amortization and accretion on debt securities, defaulted bonds and treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes. This change had no effect on the net assets or net asset value per share.

As of January 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                  $4,006,475
          ---------------------------------------------------------
          Undistributed long-term capital gain            1,684,363
          ---------------------------------------------------------
          Unrealized appreciation (depreciation)         19,914,484
          ---------------------------------------------------------
          Other temporary differences                    (3,693,658)
          ---------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters (See Legal Proceedings footnote), MFS has agreed to reduce the fund's management fee to 0.50% of average daily net assets for the period March 1, 2004 through February 28, 2009. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund. Management fees incurred for the year ended January 31, 2005 were an effective rate of 0.51% of average daily net assets on an annualized basis. The investment adviser has contractually agreed to pay the fund's operating expenses exclusive of management, distribution and service fees and certain other fees and expenses. This is reflected as a reduction of expenses in the Statement of Operations.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for current Independent Trustees. Included in Trustees" compensation is a net increase of $991 as a result of the change in the fund's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $(2) for retired Independent Trustees for the year ended January 31, 2005.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                BEGINNING OF
                                   PERIOD             4/01/04
EFFECTIVE DATE                THROUGH 3/31/04     THROUGH 2/28/05     3/01/05

First $2 billion                  0.0175%             0.01120%       0.01626%
-----------------------------------------------------------------------------
Next $2.5 billion                 0.0130%             0.00832%       0.01206%
-----------------------------------------------------------------------------
Next $2.5 billion                 0.0005%             0.00032%       0.00056%
-----------------------------------------------------------------------------
In excess of $7 billion           0.0000%             0.00000%       0.00000%
-----------------------------------------------------------------------------

The March 1, 2005 rates were not effective during the current reporting period. For the year ended January 31, 2005, the fund paid MFS $35,907, equivalent to 0.0081% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $253,973 for the year ended January 31, 2005, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. The fees are calculated based on each class" average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                              CLASS A          CLASS B            CLASS C

Distribution Fee                0.10%            0.75%              0.75%
-------------------------------------------------------------------------
Service Fee                     0.25%            0.25%              0.25%
-------------------------------------------------------------------------
Total Distribution Plan         0.35%            1.00%              1.00%
-------------------------------------------------------------------------

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the year ended January 31, 2005 amounted to:

                              CLASS A          CLASS B            CLASS C

Service Fee Retained by MFD   $11,644             $105               $202
-------------------------------------------------------------------------

Fees incurred under the distribution plan during the year ended January 31, 2005 were as follows:

                              CLASS A          CLASS B            CLASS C
Effective Annual Percentage
Rates                           0.35%            1.00%              1.00%
---------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year of purchase.
A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended January 31, 2005 were as follows:

                              CLASS A          CLASS B            CLASS C
Contingent Deferred Sales
Charges Imposed                $7,169         $352,062            $38,503
----------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. For the period July 1, 2004 through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund is charged up to 0.1035% of its average daily net assets. For the year ended January 31, 2005, the fund paid MFSC a fee of $412,756 for shareholder services which equated to 0.0931% of the fund's average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $219,511 and other costs paid by the fund directly to unaffiliated vendors for the year ended January 31, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $439,564,855 and $286,853,422 respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                               $543,062,589
          ----------------------------------------------------------
          Gross unrealized appreciation                 $25,289,864
          ----------------------------------------------------------
          Gross unrealized depreciation                  (5,363,413)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $19,926,451
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                         Year ended 1/31/05                     Year ended 1/31/04
                                     SHARES             AMOUNT             SHARES              AMOUNT

CLASS A SHARES

Shares sold                          23,742,389        $178,434,555         27,456,728         $195,473,132
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                         1,476,078          11,090,161            664,118            4,744,679
-----------------------------------------------------------------------------------------------------------
Shares reacquired                    (8,322,365)        (62,222,536)       (19,186,218)        (138,572,646)
-----------------------------------------------------------------------------------------------------------
Net change                           16,896,102        $127,302,180          8,934,628          $61,645,165
-----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                           7,090,726         $53,277,877         10,876,216          $77,359,062
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                           927,114           6,974,876            637,819            4,573,131
-----------------------------------------------------------------------------------------------------------
Shares reacquired                    (6,492,439)        (48,594,938)        (4,123,693)         (29,593,159)
-----------------------------------------------------------------------------------------------------------
Net change                            1,525,401         $11,657,815          7,390,342          $52,339,034
-----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                           5,457,312         $40,854,541          8,268,232          $59,030,965
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                           522,999           3,914,613            334,711            2,387,318
-----------------------------------------------------------------------------------------------------------
Shares reacquired                    (3,789,810)        (28,215,092)        (3,290,683)         (23,353,436)
-----------------------------------------------------------------------------------------------------------
Net change                            2,190,501         $16,554,062          5,312,260          $38,064,847
-----------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                           4,179,938         $31,749,708            215,466           $1,485,020
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                            28,756             217,139              5,254               38,029
-----------------------------------------------------------------------------------------------------------
Shares reacquired                      (271,921)         (2,054,355)          (151,468)          (1,091,267)
-----------------------------------------------------------------------------------------------------------
Net change                            3,936,773         $29,912,492             69,252             $431,782
-----------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended January 31, 2005 was $2,336 and is included in miscellaneous expense. The fund had no significant borrowings during the year ended January 31, 2005.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts
Sales and purchases in the table below are netted by currency.

-------------
SALES
-------------

                                                                 NET UNREALIZED
                      CONTRACTS TO  IN EXCHANGE     CONTRACTS     APPRECIATION
SETTLEMENT DATE    DELIVER/RECEIVE     FOR          AT VALUE    (DEPRECIATION)

          2/24/05  ARS   3,672,240    $1,249,061     $1,260,295     $(11,234)
2/14/05 - 2/28/05  EUR   9,670,823    12,589,931     12,617,266      (27,335)
                                     -----------    -----------     --------
                                     $13,838,992    $13,877,561     $(38,569)
                                     ===========    ===========     ========

-------------
PURCHASES
-------------

          2/14/05  EUR     700,613      $937,575       $914,039     $(23,536)
          2/14/05  SEK     313,806        44,976         44,973           (3)
                                     -----------    -----------     --------
                                        $982,551       $959,012     $(23,539)
                                     ===========    ===========     ========

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. Dollar. A list of abbreviations is shown below.

SEK = Swedish Kronor
ARS = Argentinian Peso
EUR = Euro

At January 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS Funds received the payment on February 16, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators" view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS" former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough
v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15,
2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS" internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS" use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust III and the Shareholders of MFS High Yield Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of MFS High Yield Opportunities Fund (the "Fund") (a fund of MFS Series Trust III), including the portfolio of investments, as of January 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS High Yield Opportunities Fund as of January 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
March 24, 2005

------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
------------------------------------------------------------------------------------------------------
The Trustees and officers of the trust, as of March 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)
The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                        PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD     TRUSTEE/OFFICER        THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                WITH FUND             SINCE(1)          OTHER DIRECTORSHIPS(2)
                                                                        -----------------------------
INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of  February 1992       Private investor; Eastern
(born 05/01/36)               Trustees                                  Enterprises (diversified
                                                                        services company), Chairman,
                                                                        Trustee and Chief Executive
                                                                        Officer (until November 2000)

Lawrence H. Cohn, M.D.        Trustee               August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                         Chief of Cardiac Surgery;
                                                                        Harvard Medical School,
                                                                        Professor of Surgery

David H. Gunning              Trustee               January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                         products and service
                                                                        provider), Vice Chairman/
                                                                        Director (since April 2001);
                                                                        Encinitos Ventures (private
                                                                        investment company),
                                                                        Principal (1997 to April
                                                                        2001); Lincoln Electric
                                                                        Holdings, Inc. (welding
                                                                        equipment manufacturer),
                                                                        Director; Southwest Gas
                                                                        Corporation (natural gas
                                                                        distribution company),
                                                                        Director

William R. Gutow              Trustee               December 1993       Private investor and real
(born 09/27/41)                                                         estate consultant; Capitol
                                                                        Entertainment Management
                                                                        Company (video franchise),
                                                                        Vice Chairman

Michael Hegarty               Trustee               December 2004       Retired; AXA Financial
(born 12/21/44)                                                         (financial services and
                                                                        insurance), Vice Chairman and
                                                                        Chief Operating Officer
                                                                        (until May 2001); The
                                                                        Equitable Life Assurance
                                                                        Society (insurance),
                                                                        President and Chief Operating
                                                                        Officer (until May 2001)

Amy B. Lane                   Trustee               January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                         Inc., Managing Director,
                                                                        Investment Banking Group
                                                                        (1997 to February 2001);
                                                                        Borders Group, Inc. (book and
                                                                        music retailer), Director;
                                                                        Federal Realty Investment
                                                                        Trust (real estate investment
                                                                        trust), Trustee

Lawrence T. Perera            Trustee               July 1981           Hemenway & Barnes
(born 06/23/35)                                                         (attorneys), Partner

J. Dale Sherratt              Trustee               August 1993         Insight Resources, Inc.
(born 09/23/38)                                                         (acquisition planning
                                                                        specialists), President;
                                                                        Wellfleet Investments
                                                                        (investor in health care
                                                                        companies), Managing General
                                                                        Partner (since 1993);
                                                                        Cambridge Nutraceuticals
                                                                        (professional nutritional
                                                                        products),   Chief  Executive
                                                                        Officer (until May 2001)

Elaine R. Smith               Trustee               February 1992       Independent health care
(born 04/25/46)                                                         industry consultant

OFFICERS
Robert J. Manning(3)          Advisory Trustee and  December 2004       Massachusetts Financial
(born 10/20/63)               President             (Advisory           Services Company, Chief
                                                    Trustee);           Executive Officer, President,
                                                    February-December   Chief Investment Officer and
                                                    2004 (Trustee)      Director

James R. Bordewick, Jr.(3)    Assistant Secretary   September 1990      Massachusetts Financial
(born 03/06/59)               and Assistant Clerk                       Services Company, Senior Vice
                                                                        President and Associate
                                                                        General Counsel

Jeffrey N. Carp(3)            Secretary and Clerk   September 2004      Massachusetts Financial
(born 12/01/56)                                                         Services Company, Executive
                                                                        Vice President, General
                                                                        Counsel and Secretary (since
                                                                        April 2004); Hale and Dorr
                                                                        LLP (law firm), Partner
                                                                        (prior to April 2004)

Stephanie A. DeSisto(3)       Assistant Treasurer   May 2003            Massachusetts Financial
(born 10/01/53)                                                         Services Company, Vice
                                                                        President (since April 2003);
                                                                        Brown Brothers Harriman &
                                                                        Co., Senior Vice President
                                                                        (November 2002 to April
                                                                        2003); ING Groep N.V./Aeltus
                                                                        Investment Management, Senior
                                                                        Vice President (prior to
                                                                        November 2002)

James F. DesMarais(3)         Assistant Secretary   September 2004      Massachusetts Financial
(born 03/09/61)               and Assistant Clerk                       Services Company, Assistant
                                                                        General Counsel

Richard M. Hisey(3)           Treasurer             August 2002         Massachusetts Financial
(born 08/29/58)                                                         Services Company, Senior Vice
                                                                        President (since July 2002);
                                                                        The Bank of New York, Senior
                                                                        Vice President (September
                                                                        2000 to July 2002); Lexington
                                                                        Global Asset Managers, Inc.,
                                                                        Executive Vice President and
                                                                        Chief Financial Officer
                                                                        (prior to September 2000);
                                                                        Lexington Funds, Chief
                                                                        Financial Officer (prior to
                                                                        September 2000)

Brian T. Hourihan(3)          Assistant Secretary   September 2004      Massachusetts Financial
(born 11/11/64)               and Assistant Clerk                       Services Company, Vice
                                                                        President, Senior Counsel and
                                                                        Assistant Secretary (since
                                                                        June 2004); Affiliated
                                                                        Managers Group, Inc., Chief
                                                                        Legal Officer/Centralized
                                                                        Compliance Program (January
                                                                        to April 2004); Fidelity
                                                                        Research & Management
                                                                        Company, Assistant General
                                                                        Counsel (prior to January
                                                                        2004)

Ellen Moynihan(3)             Assistant Treasurer   April 1997          Massachusetts Financial
(born 11/13/57)                                                         Services Company, Vice
                                                                        President

Frank L. Tarantino            Independent Chief     June 2004           Tarantino LLC (provider of
(born 03/07/44)               Compliance Officer                        compliance services),
                                                                        Principal (since June 2004);
                                                                        CRA Business Strategies Group
                                                                        (consulting services),
                                                                        Executive Vice President
                                                                        (April 2003 to June 2004);
                                                                        David L. Babson & Co.
                                                                        (investment adviser),
                                                                        Managing Director, Chief
                                                                        Administrative Officer and
                                                                        Director (February 1997 to
                                                                        March 2003)

James O. Yost(3)              Assistant Treasurer   September 1990      Massachusetts Financial
(born 06/12/60)                                                         Services Company, Senior Vice
                                                                        President

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Ms. Lane are members of the trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 99 funds within the MFS Family of
Funds.

In addition, the Trustees have appointed Robert J. Manning, Robert C. Pozen and Laurie J. Thomsen as
Advisory Trustees and have nominated each to be elected as Trustees by shareholders. If elected,
Messrs. Manning and Pozen would serve as interested Trustees while Ms. Thomsen would serve as an independent Trustee. Information relating to Messrs. Manning and Pozen and Ms. Thomsen is continued in the table below. The trust will hold a shareholders meeting in 2005 and at least once every five years thereafter to elect Trustees.

ADVISORY TRUSTEES
Robert J. Manning(3)          Advisory Trustee and  December 2004       Massachusetts Financial
(born 10/20/63)               President             (Advisory           Services Company, Chief
                                                    Trustee);           Executive Officer, President,
                                                    February-December   Chief Investment Officer and
                                                    2004 (Trustee)      Director

Robert C. Pozen(3)            Advisory Trustee      December 2004       Massachusetts Financial
(born 08/08/46)                                     (Advisory           Services Company, Chairman
                                                    Trustee);           (since February 2004);
                                                    February-December   Harvard Law School
                                                    2004 (Trustee)      (education), John Olin
                                                                        Visiting Professor (since
                                                                        July 2002); Secretary of
                                                                        Economic Affairs, The
                                                                        Commonwealth of Massachusetts
                                                                        (January 2002 to December
                                                                        2002); Fidelity Investments,
                                                                        Vice Chairman (June 2000 to
                                                                        December 2001); Fidelity
                                                                        Management & Research Company
                                                                        (investment adviser),
                                                                        President (March 1997 to July
                                                                        2001); The Bank of New York
                                                                        (financial services),
                                                                        Director; Bell Canada
                                                                        Enterprises
                                                                        (telecommunications),
                                                                        Director; Medtronic, Inc.
                                                                        (medical technology),
                                                                        Director; Telesat (satellite
                                                                        communications), Director

Laurie J. Thomsen             Advisory Trustee      December 2004       Private investor; Prism
(born 08/05/57)                                                         Venture Partners (venture
                                                                        capital), Co-founder and
                                                                        General Partner (until June
                                                                        2004); St. Paul Travelers
                                                                        Companies (commercial
                                                                        property liability
                                                                        insurance), Director
------------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts
    02116.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
-------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIAN
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741              225 Franklin Street, Boston, MA 02110


DISTRIBUTOR                                             INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                             Deloitte & Touche LLP
500 Boylston Street, Boston, MA 02116-3741              200 Berkeley Street, Boston, MA 02116

PORTFOLIO MANAGERS
John F. Addeo
Scott B. Richards

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds" proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.

For the year ended January 31, 2004, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 1.65%.

The fund hereby designates the maximum amount allowable as qualified dividend income eligible for a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2005 Form 1099-DIV.

The fund has designated $2,656,616 as a capital gain dividend for the year ended January 31, 2005.
--------------------------------------------------------------------------------

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             HYO-ANN-03/05 45M

MFS(R) HIGH INCOME FUND                                                 1/31/05


ANNUAL REPORT
-------------------------------------------------------------------------------

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        ANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                4
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    5
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  7
                        ------------------------------------------------------
                        EXPENSE TABLE                                       12
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            14
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                30
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       49
                        ------------------------------------------------------
                        REPORT OF INDEPENDENT REGISTERED
                        PUBLIC ACCOUNTING FIRM                              64
                        ------------------------------------------------------
                        TRUSTEES AND OFFICERS                               65
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION               69
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      69
                        ------------------------------------------------------
                        FEDERAL TAX INFORMATION                             70
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Contract Owners,

[Photo of Robert J. Manning]

Last summer and fall, I wrote to you about enhancements that MFS(R) was making to its investment process. Our goal, as always, was to deliver strong performance across all asset classes. I am now happy to report to you that 2004 was a very successful year for MFS, relative to our peers in the mutual fund industry. While there will always be room for improvement, we believe the enhancements we have made to our investment process resulted in significantly improved performance across the MFS Family of Funds(R).

You may remember some of the enhancements I outlined last year.
They included

  o increasing collaboration and information sharing among our investment personnel across asset classes, through an Investment Management Committee with members from our Domestic Equity, International Equity, Fixed Income, and Quantitative Research teams

  o increasing the number of analysts supporting our portfolio managers and doubling the average investment experience of our domestic equity analyst staff

  o making additional use of our most-seasoned portfolio managers to mentor research analysts

  o combining more quantitative, top-down risk control and security analysis with our traditional bottom-up research process

  o opening a research office in Mexico City to complement our existing staff in Boston, London, Singapore, and Tokyo

The effect of these enhancements, I believe, is evident in the 2004 performance of our funds. For the 12 months ended December 31, 2004, 80% of MFS domestic equity funds, 100% of MFS international equity funds, and 80% of MFS fixed-income funds delivered results in the top half of their Lipper peer groups.

Our longer-term performance also benefited from our ongoing commitment to the MFS Original Research(R) process: more than 75% of MFS funds were in the top half of their respective Lipper categories over the 3-, 5-, and 10-year periods ended December 31, 2004.

Of course, I cannot offer any guarantees that our performance will repeat itself. Still, I am confident that the recent enhancements to our investment process will continue to benefit shareholders in 2005 and beyond.

What I can tell you with certainty is that the way you manage your investments will determine how well you take advantage of the performance that financial markets deliver. Historically, individual investors have tended to underperform the markets. For example, a 2003 study by DALBAR, Inc. showed that over the nearly two decades from 1984 through 2002, the average U.S. stock investor earned a 2.6% average annual return at a time when U.S. stocks, as measured by the Standard & Poor's 500 Stock Index, delivered a 12.2% average annual return.(1)

This huge discrepancy, in our view, occurred because nonprofessional investors generally did not adhere to the basic principles followed by most professional investors: allocate among asset classes, diversify within each asset class, and rebalance one's portfolio on a routine schedule. I elaborated on this "ADR" theme in fund reports over the last few months of 2004. For more information on how to apply a Disciplined Diversification(SM) strategy to your portfolio using the principles of ADR, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Web site, MFS.COM.

As always, we appreciate your confidence in MFS, and you can be sure of our continued commitment to do the best we can to help you pursue your long-term financial goals.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    March 15, 2005

It is not possible to invest directly in an index.

Lipper rankings and performance are based on historical average annual returns of Class A shares, and do not include any sales charges. Past performance is no guarantee of future results.

Asset allocation and diversification cannot guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: DALBAR July 2003 update to its Quantitative Analysis of Investment Behavior; DALBAR, Inc., is a financial-services market research firm headquartered in Boston, MA.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE

              Bonds                                      96.1%
              Cash & Other Net Assets                     1.7%
              Stocks                                      1.3%
              Preferred                                   0.6%
              Convertible Preferred                       0.3%

              TOP FIVE INDUSTRIES*

              Utilities-Electric Power                    9.2%
              ------------------------------------------------
              Telecom-Wireline                            6.1%
              ------------------------------------------------
              Chemicals                                   5.8%
              ------------------------------------------------
              Gaming & Lodging                            5.6%
              ------------------------------------------------
              Wireless Communications                     4.8%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                         0.3%
              ------------------------------------------------
              A                                           0.1%
              ------------------------------------------------
              BBB                                         2.4%
              ------------------------------------------------
              BB                                         29.5%
              ------------------------------------------------
              B                                          47.7%
              ------------------------------------------------
              CCC                                        16.8%
              ------------------------------------------------
              CC                                          1.6%
              ------------------------------------------------
              D                                           0.4%
              ------------------------------------------------
              Not Rated                                   1.2%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                            4.5
              -----------------------------------------------
              Average Life                           7.9 yrs.
              -----------------------------------------------
              Average Maturity***                    8.5 yrs.
              -----------------------------------------------
              Average Quality                               B
              -----------------------------------------------
              Average Quality Short Term Bonds            A-1
              -----------------------------------------------

  * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

 ** Credit quality ratings are based on a weighted average of each security's ratings from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered not rated, except for U.S. Treasuries and mortgage-backed securities, which are included in the "AAA"-rating category. Percentages are based on market value of investments as of 1/31/05.

*** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

Percentages are based on net assets as of 1/31/05 unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the twelve months ended January 31, 2005, Class A shares of the MFS High Income Fund provided a total return of 7.74%, not including sales charges. In comparison, the fund's benchmark, the Lehman Brothers High Yield Index returned 8.91%. The fund's investment objective is to provide high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities, some of which may involve equity features. The fund invests, under normal market conditions, at least 80% of its net assets in high income fixed-income securities. MFS focuses on bonds issued by companies our analysts believe have solid or improving credit fundamentals.

MARKET ENVIRONMENT

At the start of the period, we believed that markets were concerned about the sustainability of the economic recovery. Fixed-income markets had finished strongly in 2003. This bond-friendly environment was interrupted by strong U.S. employment and economic data in the second quarter of 2004, which we believe precipitated a bond market selloff. Accelerating domestic demand in the first half of the period, coupled with rising inflation and a very accommodative monetary stance caused the U.S. Federal Reserve Board to begin raising short-term rates in June. Despite four more rate hikes in the second half of the period, we believe U.S. economic conditions contributed to a decline in longer maturity bond yields, while corporate and emerging bond yields narrowed to U.S. Treasuries. (The principal value and interest of U.S. Treasury securities are guaranteed by the U.S. government if held to maturity.) Under this scenario the yield curve flattened - interest rates on the short end of the curve moved up while rates on the long end decreased slightly.

The high yield sector continued its rally through most of the 12-month period that ended January 31, 2005. We believe the sector was bolstered by strong demand from investors searching for yield and continued evidence of an economic recovery. A reduction in the rate of defaults and improving balancing sheets also aided the high yield market.

DETRACTORS FROM PERFORMANCE

Our underweighted positions in some of the more speculative lower-rated sectors of the high yield market, which generated above average returns for the period, held back relative results. Several of our specific holdings hurt relative returns during the period, including broadcasting company Pegasus Communications*, regional wireless services provider Dobson Communications, Worldcom Inc.* (now MCI), and textile manufacturer Westpoint Stevens*.

CONTRIBUTORS TO PERFORMANCE

Several individual holdings that performed well during the period and boosted relative performance included chemical company Rhodia, corrective eyewear and sunglasses maker Safilo, mining company Doe Run Resources, American Skiing Company*, Texas energy company El Paso Corp, and retail energy firm Mirant Americas*.

    Respectfully,

/s/ John F. Addeo                       /s/ Scott B. Richards

    John F. Addeo                           Scott B. Richards
    Portfolio Manager                       Portfolio Manager

* Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 1/31/05
-------------------------------------------------------------------------------

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                           MFS High        Lehman Brothers
                       Income Fund --         High Yield
                          Class A               Index

         1/95             $ 9,525              $10,000
         1/96              11,237               11,965
         1/97              12,531               13,221
         1/98              14,364               15,030
         1/99              14,516               15,263
         1/00              15,148               15,333
         1/01              15,049               15,583
         1/02              14,221               15,369
         1/03              14,554               15,548
         1/04              17,877               19,777
         1/05              19,261               21,539

TOTAL RETURNS

----------------------
Average annual
without sales charge
----------------------

                         Class
   Share class      inception date      1-yr      3-yr      5-yr       10-yr
------------------------------------------------------------------------------
        A               2/17/78          7.74%    10.64%      4.92%      7.30%
------------------------------------------------------------------------------
        B               9/27/93          7.10%     9.81%      4.21%      6.53%
------------------------------------------------------------------------------
        C               1/03/94          7.10%     9.80%      4.17%      6.54%
------------------------------------------------------------------------------
        I               1/02/97          8.17%    10.92%      5.21%      7.55%
------------------------------------------------------------------------------
       R1              12/31/02          7.63%    10.44%      4.80%      7.24%
------------------------------------------------------------------------------
       R2              10/31/03          7.37%     9.92%      4.27%      6.56%
------------------------------------------------------------------------------
      529A              7/31/02          7.53%    10.32%      4.74%      7.20%
------------------------------------------------------------------------------
      529B              7/31/02          6.57%     9.41%      3.98%      6.42%
------------------------------------------------------------------------------
      529C              7/31/02          6.84%     9.49%      3.99%      6.45%
------------------------------------------------------------------------------

----------------------
Average annual
----------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average high current yield bond
fund+                                    8.00%    10.32%      5.10%      6.58%
------------------------------------------------------------------------------
Lehman Brothers High Yield Index#        8.91%    11.91%      7.03%      7.97%
------------------------------------------------------------------------------

----------------------
Average annual
with sales charge
----------------------

Share class
------------------------------------------------------------------------------
        A                                2.62%     8.86%      3.91%      6.77%
------------------------------------------------------------------------------
        B                                3.10%     8.98%      3.93%      6.53%
------------------------------------------------------------------------------
        C                                6.10%     9.80%      4.17%      6.54%
------------------------------------------------------------------------------
      529A                               2.42%     8.54%      3.72%      6.68%
------------------------------------------------------------------------------
      529B                               2.58%     8.57%      3.70%      6.42%
------------------------------------------------------------------------------
      529C                               5.84%     9.49%      3.99%      6.45%
------------------------------------------------------------------------------
I, R1 and R2 Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

----------------------
Cumulative without
sales charge
----------------------

   Share class                          1-yr      3-yr      5-yr       10-yr
------------------------------------------------------------------------------
        A                                7.74%    35.44%     27.15%    102.21%
------------------------------------------------------------------------------
        B                                7.10%    32.42%     22.87%     88.29%
------------------------------------------------------------------------------
        C                                7.10%    32.38%     22.63%     88.40%
------------------------------------------------------------------------------
        I                                8.17%    36.46%     28.91%    106.97%
------------------------------------------------------------------------------
       R1                                7.63%    34.69%     26.45%    101.09%
------------------------------------------------------------------------------
       R2                                7.37%    32.82%     23.24%     88.85%
------------------------------------------------------------------------------
      529A                               7.53%    34.25%     26.03%    100.44%
------------------------------------------------------------------------------
      529B                               6.57%    30.97%     21.53%     86.22%
------------------------------------------------------------------------------
      529C                               6.84%    31.25%     21.58%     86.78%
------------------------------------------------------------------------------

+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Lehman Brothers High Yield Index - measures the universe of non-investment grade, fixed rate debt. Pay-in-kind (PIK) bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results including sales charge reflect the deduction of the maximum 4.75% sales charge. Class B and 529B results including sales charge reflect the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for I, R1 and 529A shares includes the performance of the fund's class A shares for periods prior to their offering. Performance for R2 and 529B shares includes the performance of the fund's class B shares for periods prior to their offering. Performance for class 529C shares includes the performance of the fund's Class C shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest in high yield or lower-rated securities (non-rated, below "BBB"), which may provide greater returns but are subject to greater-than-average risk.

The portfolio will allocate its investments among various segments of the fixed income markets based upon judgments made by MFS. The portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

When interest rates rise, the prices of fixed income securities in the portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the portfolio will generally rise.

Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the portfolio's fixed income investments will affect the volatility of the portfolio's share price.

Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

The fixed income securities purchased by the portfolio may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the portfolio's performance.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
AUGUST 1, 2004, THROUGH JANUARY 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, August 1, 2004 through January 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value*   8/01/04-
                            Ratio       8/01/04         1/31/05        1/31/05
--------------------------------------------------------------------------------
        Actual              0.96%       $1,000          $1,075          $5.02
  A     ------------------------------------------------------------------------
        Hypothetical        0.96%       $1,000          $1,020          $4.89
--------------------------------------------------------------------------------
        Actual              1.66%       $1,000          $1,070          $8.66
  B    -------------------------------------------------------------------------
        Hypothetical        1.66%       $1,000          $1,017          $8.44
--------------------------------------------------------------------------------
        Actual              1.66%       $1,000          $1,070          $8.66
  C     ------------------------------------------------------------------------
        Hypothetical        1.66%       $1,000          $1,017          $8.44
--------------------------------------------------------------------------------
        Actual              0.65%       $1,000          $1,078          $3.40
  I     ------------------------------------------------------------------------
        Hypothetical        0.65%       $1,000          $1,022          $3.31
--------------------------------------------------------------------------------
        Actual              1.15%       $1,000          $1,073          $6.01
  R1    ------------------------------------------------------------------------
        Hypothetical        1.15%       $1,000          $1,019          $5.85
--------------------------------------------------------------------------------
        Actual              1.49%       $1,000          $1,071          $7.78
  R2    ------------------------------------------------------------------------
        Hypothetical        1.49%       $1,000          $1,018          $7.58
--------------------------------------------------------------------------------
        Actual              1.27%       $1,000          $1,075          $6.64
  529A  ------------------------------------------------------------------------
        Hypothetical        1.27%       $1,000          $1,019          $6.46
--------------------------------------------------------------------------------
        Actual              2.05%       $1,000          $1,069         $10.69
  529B  ------------------------------------------------------------------------
        Hypothetical        2.05%       $1,000          $1,015         $10.41
--------------------------------------------------------------------------------
        Actual              1.96%       $1,000          $1,069         $10.22
  529C  ------------------------------------------------------------------------
        Hypothetical        1.96%       $1,000          $1,015          $9.95
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class" annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 1/31/05
-----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 94.2%
-----------------------------------------------------------------------------------------------
ISSUER                                                             PAR VALUE            $ VALUE
-----------------------------------------------------------------------------------------------
Advertising & Broadcasting - 3.8%
-----------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                        $7,010,000         $7,220,300
-----------------------------------------------------------------------------------------------
DIRECTV Holdings LLC, 8.375%, 2013                                 2,790,000          3,142,237
-----------------------------------------------------------------------------------------------
Echostar DBS Corp., 6.375%, 2011                                   7,100,000          7,250,875
-----------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875%, 2012                                  3,475,000          3,561,875
-----------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75%, 2010                            7,855,000          7,560,437
-----------------------------------------------------------------------------------------------
Intelsat Ltd., 7.7938%, 2012##                                     2,080,000          2,142,400
-----------------------------------------------------------------------------------------------
Intelsat Ltd., 8.625%, 2015##                                      4,495,000          4,680,419
-----------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25%, 2013                                     2,700,000          2,902,500
-----------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.875%, 2011                                       2,900,000          3,059,500
-----------------------------------------------------------------------------------------------
Panamsat Holding Corp., 0% to 2009, 10.375% to 2014##              6,525,000          4,355,438
-----------------------------------------------------------------------------------------------
Paxson Communications Corp., 0% to 2006,
12.25% to 2009                                                    12,215,000         11,787,475
-----------------------------------------------------------------------------------------------
                                                                                    $57,663,456
-----------------------------------------------------------------------------------------------
Aerospace - 1.7%
-----------------------------------------------------------------------------------------------
ASPropulsion Capital B.V., 9.625%, 2013##                        EUR 400,000           $600,024
-----------------------------------------------------------------------------------------------
Argo Tech Corp., 9.25%, 2011                                      $4,265,000          4,670,175
-----------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875%, 2011                                   5,715,000          5,829,300
-----------------------------------------------------------------------------------------------
Hexcel Corp., 9.75%, 2009                                          6,075,000          6,333,187
-----------------------------------------------------------------------------------------------
K&F Acquisition, Inc., 7.75%, 2014##                               1,270,000          1,263,650
-----------------------------------------------------------------------------------------------
Standard Aero Holdings, Inc., 8.25%, 2014##                        2,145,000          2,305,875
-----------------------------------------------------------------------------------------------
TransDigm Holding Co., 8.375%, 2011                                4,230,000          4,483,800
-----------------------------------------------------------------------------------------------
                                                                                    $25,486,011
-----------------------------------------------------------------------------------------------
Airlines - 1.1%
-----------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.568%, 2006                          $4,000,000         $3,092,707
-----------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.9%, 2017                             1,373,222          1,092,174
-----------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.748%, 2017                           2,812,794          2,262,500
-----------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.795%, 2018                           9,523,362          7,829,504
-----------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                           2,035,225          1,648,217
-----------------------------------------------------------------------------------------------
                                                                                    $15,925,102
-----------------------------------------------------------------------------------------------
Asset Backed & Securitized- 2.7%
-----------------------------------------------------------------------------------------------
Airplane Pass-Through Trust, 10.875%, 2019*                       $5,185,425            $15,556
-----------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037##                                    5,148,000          4,395,362
-----------------------------------------------------------------------------------------------
Asset Securitization Corp., 8.2899%, 2029                          2,786,991          2,915,211
-----------------------------------------------------------------------------------------------
Asset Securitization Corp., 8.7799%, 2029##                        2,000,000          1,730,312
-----------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44%, 2013##                5,000,000          5,057,658
-----------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031              4,500,000          4,241,123
-----------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 3.54%, 2025^^                         18,196,165          3,233,505
-----------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Corp.,
6.75%, 2032                                                        2,000,000          1,890,828
-----------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
7.5%, 2029                                                         4,000,000          4,675,080
-----------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033             4,000,000          3,824,371
-----------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust,
1.1511%, 2030^^                                                  49,182,578          1,666,060
-----------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 1.5911%, 2039^^##                23,489,233          1,786,802
-----------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 7.214%, 2007                       2,500,000          2,617,920
-----------------------------------------------------------------------------------------------
Nationslink Funding Corp., 5%, 2009                                2,500,000          2,537,774
-----------------------------------------------------------------------------------------------
                                                                                    $40,587,562
-----------------------------------------------------------------------------------------------
Automotive - 2.1%
-----------------------------------------------------------------------------------------------
Affinia Group, Inc., 9%, 2014##                                   $4,415,000         $4,547,450
-----------------------------------------------------------------------------------------------
Dana Corp., 7%, 2029                                               6,015,000          5,975,084
-----------------------------------------------------------------------------------------------
Metaldyne Corp., 11%, 2012                                         2,050,000          1,701,500
-----------------------------------------------------------------------------------------------
Metaldyne Corp., 10%, 2013##                                       3,225,000          3,015,375
-----------------------------------------------------------------------------------------------
Navistar International Corp., 7.5%, 2011                           5,420,000          5,785,850
-----------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                   753,000            847,125
-----------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11%, 2013                                    3,676,000          4,300,920
-----------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11.75%, 2013                               EUR 895,000          1,412,600
-----------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25%, 2013                            $2,160,000          2,538,000
-----------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 8.625%, 2014##                           1,415,000          1,471,600
-----------------------------------------------------------------------------------------------
                                                                                    $31,595,504
-----------------------------------------------------------------------------------------------
Basic Industry - 0.2%
-----------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 9.25%, 2014                            $2,840,000         $2,754,800
-----------------------------------------------------------------------------------------------

Broadcast & Cable TV - 3.9%
-----------------------------------------------------------------------------------------------
Adelphia Communications Corp., 9.25%, 2002*                       $1,245,000         $1,036,462
-----------------------------------------------------------------------------------------------
Adelphia Communications Corp., 10.25%, 2011*                         110,000             98,725
-----------------------------------------------------------------------------------------------
CCO Holdings LLC, 8.75%, 2013                                      2,560,000          2,598,400
-----------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                   4,730,000          5,191,175
-----------------------------------------------------------------------------------------------
CSC Holdings, Inc., 6.75%, 2012##                                  3,855,000          4,047,750
-----------------------------------------------------------------------------------------------
Cablevision Systems Corp., 8%, 2012##                              6,430,000          6,952,437
-----------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.625%, 2009                        13,435,000         10,748,000
-----------------------------------------------------------------------------------------------
Charter Communications, Inc., 9.92%, 2011                         12,050,000          9,579,750
-----------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.375%, 2014##                       2,130,000          2,183,250
-----------------------------------------------------------------------------------------------
FrontierVision Holdings LP, 11.875%, 2007*                           250,000            323,750
-----------------------------------------------------------------------------------------------
Frontiervision Operating Partners LP, 11%, 2006*                   6,575,000          8,350,250
-----------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 9.5%, 2013                                 3,095,000          3,087,263
-----------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 11%, 2013                                  1,420,000          1,530,050
-----------------------------------------------------------------------------------------------
Rogers Cable, Inc., 8.75%, 2032                                    2,775,000          3,163,500
-----------------------------------------------------------------------------------------------
                                                                                    $58,890,762
-----------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.2%
-----------------------------------------------------------------------------------------------
Refco Finance Holdings LLC, 9%, 2012##                            $3,005,000         $3,275,450
-----------------------------------------------------------------------------------------------

Building - 1.2%
-----------------------------------------------------------------------------------------------
Building Materials Corp. of America, 7.75%, 2014##                $7,280,000         $7,352,800
-----------------------------------------------------------------------------------------------
Interface, Inc., 10.375%, 2010                                     3,822,000          4,395,300
-----------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625%, 2010                                 1,580,000          1,761,700
-----------------------------------------------------------------------------------------------
Nortek, Inc., 8.5%, 2014##                                         4,265,000          4,382,288
-----------------------------------------------------------------------------------------------
                                                                                    $17,892,088
-----------------------------------------------------------------------------------------------
Business Services - 1.7%
-----------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625%, 2013                                   $815,000           $861,862
-----------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75%, 2015                                   5,460,000          5,582,850
-----------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 5.5%, 2008                              4,780,000          4,851,700
-----------------------------------------------------------------------------------------------
Nortel Networks Ltd., 6.125%, 2006                                 5,425,000          5,499,594
-----------------------------------------------------------------------------------------------
Northern Telecom Corp., 7.875%, 2026                               1,500,000          1,481,250
-----------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                          7,090,000          7,639,475
-----------------------------------------------------------------------------------------------
                                                                                    $25,916,731
-----------------------------------------------------------------------------------------------
Chemicals - 5.7%
-----------------------------------------------------------------------------------------------
ARCO Chemical Co., 9.8%, 2020                                     $2,670,000         $3,017,100
-----------------------------------------------------------------------------------------------
Acetex Corp., 10.875%, 2009                                        3,800,000          4,113,500
-----------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg S.A., 9.625%, 2014##                2,495,000          2,769,450
-----------------------------------------------------------------------------------------------
Crystal U.S. Holdings LLC, 0% to 2009, 10.5% to 2014##             6,610,000          4,486,537
-----------------------------------------------------------------------------------------------
Crystal U.S. Holdings LLC, 0% to 2010, 10% to 2014##               1,905,000          1,323,975
-----------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                               6,045,000          6,951,750
-----------------------------------------------------------------------------------------------
Hercules, Inc., 6.75%, 2029                                        4,270,000          4,376,750
-----------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                          5,371,000          5,639,550
-----------------------------------------------------------------------------------------------
Huntsman International LLC, 0%, 2009                                 975,000            547,219
-----------------------------------------------------------------------------------------------
Huntsman International LLC, 7.375%, 2015##                         4,235,000          4,213,825
-----------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875%, 2013                                    5,085,000          6,190,987
-----------------------------------------------------------------------------------------------
KI Holdings, Inc., 0% to 2009, 9.875% to 2014##                    4,655,000          2,909,375
-----------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875%, 2009                         EUR 300,000            422,626
-----------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.5%, 2008                                 $3,590,000          3,877,200
-----------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                               2,580,000          3,031,500
-----------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011                                             1,810,000          1,941,225
-----------------------------------------------------------------------------------------------
Nalco Co., 8.875%, 2013                                            1,360,000          1,482,400
-----------------------------------------------------------------------------------------------
Nalco Financial Holdings LLC, 0% to 2009, 9% to 2014               4,754,000          3,577,385
-----------------------------------------------------------------------------------------------
Nova Chemicals Corp., 6.5%, 2012                                   4,525,000          4,722,969
-----------------------------------------------------------------------------------------------
Resolution Performance Products LLC, 13.5%, 2010                   2,680,000          2,954,700
-----------------------------------------------------------------------------------------------
Rhodia S.A., 8.875%, 2011                                          8,965,000          9,189,125
-----------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 10.625%, 2011                    3,815,000          4,349,100
-----------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 7.5%, 2014##                       820,000            844,600
-----------------------------------------------------------------------------------------------
Sovereign Specialty Chemicals, Inc., 11.875%, 2010                 2,965,000          3,142,900
-----------------------------------------------------------------------------------------------
                                                                                    $86,075,748
-----------------------------------------------------------------------------------------------
Conglomerates - 0.6%
-----------------------------------------------------------------------------------------------
Invensys PLC, 9.875%, 2011##                                      $4,090,000         $4,524,562
-----------------------------------------------------------------------------------------------
SPX Corp., 7.5%, 2013                                              4,060,000          4,455,850
-----------------------------------------------------------------------------------------------
                                                                                     $8,980,412
-----------------------------------------------------------------------------------------------
Construction - 1.1%
-----------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8%, 2009                                       $5,315,000         $5,940,666
-----------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., 9%, 2010                              1,475,000          1,585,625
-----------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., 7.5%, 2011                            1,745,000          1,745,000
-----------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., 7.5%, 2015##                          2,990,000          2,900,300
-----------------------------------------------------------------------------------------------
WCI Communities, Inc., 7.875%, 2013                                4,210,000          4,494,175
-----------------------------------------------------------------------------------------------
                                                                                    $16,665,766
-----------------------------------------------------------------------------------------------
Consumer Cyclical - 0.5%
-----------------------------------------------------------------------------------------------
Corrections Corp. of America, 9.875%, 2009                        $1,610,000         $1,771,000
-----------------------------------------------------------------------------------------------
Corrections Corp. of America, 7.5%, 2011                           1,850,000          1,967,937
-----------------------------------------------------------------------------------------------
KinderCare Learning Centers, Inc., 9.5%, 2009                      3,050,000          3,057,625
-----------------------------------------------------------------------------------------------
                                                                                     $6,796,562
-----------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.4%
-----------------------------------------------------------------------------------------------
Bombardier Recreational Products, Inc., 8.375%, 2013              $3,120,000         $3,299,400
-----------------------------------------------------------------------------------------------
Church & Dwight Co., Inc., 6%, 2012##                              2,540,000          2,565,400
-----------------------------------------------------------------------------------------------
Integrated Electrical Services, Inc., 9.375%, 2009                 2,645,000          2,473,075
-----------------------------------------------------------------------------------------------
K2, Inc., 7.375%, 2014                                             4,175,000          4,482,906
-----------------------------------------------------------------------------------------------
Remington Arms Co., Inc., 10.5%, 2011                              2,180,000          2,098,250
-----------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 8.625%, 2008                       5,380,000          4,801,650
-----------------------------------------------------------------------------------------------
Safilo Capital International S.A., 9.625%, 2013##              EUR 7,015,000          9,379,125
-----------------------------------------------------------------------------------------------
Samsonite Corp., 8.875%, 2011                                     $4,220,000          4,541,775
-----------------------------------------------------------------------------------------------
Werner Holding Co., Inc., 10%, 2007                                3,180,000          2,591,700
-----------------------------------------------------------------------------------------------
                                                                                    $36,233,281
-----------------------------------------------------------------------------------------------
Containers - 2.8%
-----------------------------------------------------------------------------------------------
Crown European Holdings S.A., 10.875%, 2013                      $11,120,000        $13,038,200
-----------------------------------------------------------------------------------------------
Greif, Inc., 8.875%, 2012                                          4,125,000          4,558,125
-----------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                 4,310,000          4,660,188
-----------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.75%, 2012                  7,185,000          7,993,313
-----------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                    165,000            179,438
-----------------------------------------------------------------------------------------------
Owens-Illinois, Inc., 7.8%, 2018                                   3,035,000          3,156,400
-----------------------------------------------------------------------------------------------
Plastipak Holdings, Inc., 10.75%, 2011                             3,015,000          3,391,875
-----------------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010                                            3,926,000          3,847,480
-----------------------------------------------------------------------------------------------
Pliant Corp., 0% to 2006, 11.125% to 2009                            525,000            488,250
-----------------------------------------------------------------------------------------------
                                                                                    $41,313,269
-----------------------------------------------------------------------------------------------
Defense Electronics - 0.5%
-----------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 6.125%, 2014                   $4,600,000         $4,692,000
-----------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 5.875%, 2015##                  3,270,000          3,253,650
-----------------------------------------------------------------------------------------------
                                                                                     $7,945,650
-----------------------------------------------------------------------------------------------
Electronics - 0.4%
-----------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013                        $4,720,000         $4,779,000
-----------------------------------------------------------------------------------------------
Magnachip Semiconductor S.A., 8%, 2014##                             560,000            584,500
-----------------------------------------------------------------------------------------------
                                                                                     $5,363,500
-----------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0.5%
-----------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013##                                       $2,140,000         $2,546,600
-----------------------------------------------------------------------------------------------
Gazprom OAO, 8.625%, 2034##                                        3,897,000          4,569,232
-----------------------------------------------------------------------------------------------
                                                                                     $7,115,832
-----------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.8%
-----------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014                              $1,558,668         $1,595,686
-----------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8.875%, 2019                           4,283,000          4,422,197
-----------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029                            2,935,000          3,445,860
-----------------------------------------------------------------------------------------------
Russian Ministry of Finance, 12.75%, 2028                          1,759,000          2,957,231
-----------------------------------------------------------------------------------------------
                                                                                    $12,420,974
-----------------------------------------------------------------------------------------------
Energy - Independent - 2.1%
-----------------------------------------------------------------------------------------------
Belden & Blake Corp., 8.75%, 2012##                               $4,025,000         $4,050,156
-----------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125%, 2011##                            2,770,000          2,991,600
-----------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7%, 2014                                  4,327,000          4,586,620
-----------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015##                            2,305,000          2,351,100
-----------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                              6,500,000          6,760,000
-----------------------------------------------------------------------------------------------
Encore Acquisition Co., 8.375%, 2012                                 725,000            799,312
-----------------------------------------------------------------------------------------------
Encore Acquisition Co., 6.25%, 2014                                3,020,000          3,012,450
-----------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625%, 2014##                           2,890,000          3,048,950
-----------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125%, 2014                  4,105,000          4,505,238
-----------------------------------------------------------------------------------------------
                                                                                    $32,105,426
-----------------------------------------------------------------------------------------------
Energy - Integrated - 0.3%
-----------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                    $4,035,000         $4,685,192
-----------------------------------------------------------------------------------------------

Entertainment - 1.4%
-----------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                               $2,542,000         $2,624,615
-----------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 8.625%, 2012##                            5,590,000          6,065,150
-----------------------------------------------------------------------------------------------
Intrawest Corp., 7.5%, 2013##                                      1,285,000          1,349,250
-----------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9%, 2014##                     4,350,000          4,556,625
-----------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                       6,000,000          5,715,000
-----------------------------------------------------------------------------------------------
                                                                                    $20,310,640
-----------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.6%
-----------------------------------------------------------------------------------------------
Burns, Philp & Co. Ltd., 9.75%, 2012                              $6,655,000         $7,253,950
-----------------------------------------------------------------------------------------------
Merisant Co., 9.75%, 2013##                                        1,730,000          1,522,400
-----------------------------------------------------------------------------------------------
Michael Foods, Inc., 8%, 2013                                      3,805,000          4,004,763
-----------------------------------------------------------------------------------------------
Seminis Vegetable Seeds, Inc., 10.25%, 2013                        4,215,000          5,036,925
-----------------------------------------------------------------------------------------------
Smithfield Foods, Inc., 7%, 2011                                   1,215,000          1,292,456
-----------------------------------------------------------------------------------------------
Smithfield Foods, Inc., 7%, 2011##                                 3,205,000          3,409,319
-----------------------------------------------------------------------------------------------
United Biscuits Finance PLC, 10.625%, 2011                     EUR 1,000,000          1,389,186
-----------------------------------------------------------------------------------------------
                                                                                    $23,908,999
-----------------------------------------------------------------------------------------------
Forest & Paper Products - 4.2%
-----------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 8.55%, 2010                           $2,075,000         $2,228,031
-----------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 7.75%, 2011                            4,970,000          5,143,950
-----------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                             4,580,000          4,923,500
-----------------------------------------------------------------------------------------------
Durango Corp. S.A. de C.V., 13.125%, 2006*                            69,000             50,715
-----------------------------------------------------------------------------------------------
Durango Corp. S.A. de C.V., 13.5%, 2008*                              27,000             19,845
-----------------------------------------------------------------------------------------------
Durango Corp. S.A. de C.V., 13.75%, 2009##*                        6,463,000          4,750,305
-----------------------------------------------------------------------------------------------
Georgia Pacific Corp., 9.375%, 2013                               11,220,000         12,917,025
-----------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 9.5%, 2013                  5,230,000          5,831,450
-----------------------------------------------------------------------------------------------
JSG Funding LLC, 11.5%, 2015##                                 EUR 1,990,000          2,595,756
-----------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25%, 2012                              $4,110,000          4,356,600
-----------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012                                 5,315,000          5,873,075
-----------------------------------------------------------------------------------------------
Newark Group, Inc., 9.75%, 2014                                    3,750,000          3,928,125
-----------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 8.625%, 2011                              3,885,000          4,098,675
-----------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375%, 2014                              2,815,000          2,843,150
-----------------------------------------------------------------------------------------------
Stone Container Corp., 7.375%, 2014                                2,995,000          3,084,850
-----------------------------------------------------------------------------------------------
                                                                                    $62,645,052
-----------------------------------------------------------------------------------------------
Gaming & Lodging - 5.4%
-----------------------------------------------------------------------------------------------
Aztar Corp., 7.875%, 2014                                         $4,275,000         $4,702,500
-----------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014                                     6,145,000          6,298,625
-----------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 8.875%, 2008                          1,550,000          1,745,688
-----------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 8.125%, 2011                          7,715,000          8,833,675
-----------------------------------------------------------------------------------------------
Herbst Gaming, Inc., 7%, 2014##                                      565,000            567,825
-----------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.625%, 2012                                  2,465,000          2,893,634
-----------------------------------------------------------------------------------------------
Host Marriott LP, 7.125%, 2013                                     4,225,000          4,446,812
-----------------------------------------------------------------------------------------------
Isle Capri Casinos, Inc., 7%, 2014                                 4,295,000          4,348,687
-----------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5%, 2010                                       3,075,000          3,482,438
-----------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                     8,115,000          9,088,800
-----------------------------------------------------------------------------------------------
MGM Mirage, Inc., 5.875%, 2014                                     1,720,000          1,685,600
-----------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375%, 2010                                3,525,000          4,044,938
-----------------------------------------------------------------------------------------------
Meristar Hospitality Corp., 10.5%, 2009                            1,355,000          1,466,788
-----------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25%, 2012                          4,855,000          5,170,575
-----------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75%, 2013                          2,195,000          2,376,088
-----------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 6.875%, 2013                         4,415,000          4,801,313
-----------------------------------------------------------------------------------------------
Scientific Games Corp., 6.25%, 2012##                              1,480,000          1,502,200
-----------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012            8,840,000         10,077,600
-----------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.5%, 2014                                  4,215,000          4,341,450
-----------------------------------------------------------------------------------------------
                                                                                    $81,875,236
-----------------------------------------------------------------------------------------------
Industrial - 4.2%
-----------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                           $6,520,000         $7,335,000
-----------------------------------------------------------------------------------------------
Da Lite Screen Co., Inc., 9.5%, 2011                               4,285,000          4,734,925
-----------------------------------------------------------------------------------------------
General Binding Corp., 9.375%, 2008                               11,950,000         11,830,500
-----------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., "B", 9.625%, 2012                   5,140,000          5,731,100
-----------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., 0% to 2007,
10.67% to 2013                                                    10,450,000          9,065,375
-----------------------------------------------------------------------------------------------
Knowledge Learning Corp., 7.75%, 2015##                            2,615,000          2,628,075
-----------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.5%, 2011                                 5,580,000          5,970,600
-----------------------------------------------------------------------------------------------
Rexnord Industries, Inc., 10.125%, 2012                            3,960,000          4,435,200
-----------------------------------------------------------------------------------------------
Valmont Industries, Inc., 6.875%, 2014                             4,285,000          4,413,550
-----------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875%, 2007                              6,050,000          6,050,000
-----------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 10%, 2008                                 1,120,000          1,220,800
-----------------------------------------------------------------------------------------------
                                                                                    $63,415,125
-----------------------------------------------------------------------------------------------
Machinery & Tools - 2.6%
-----------------------------------------------------------------------------------------------
Case Corp., 7.25%, 2016                                           $1,480,000         $1,457,800
-----------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011##                              3,900,000          4,260,750
-----------------------------------------------------------------------------------------------
JLG Industries, Inc., 8.25%, 2008                                  4,745,000          4,982,250
-----------------------------------------------------------------------------------------------
Joy Global, Inc., 8.75%, 2012                                      3,953,000          4,427,360
-----------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.375%, 2011                             EUR 4,650,000          6,778,152
-----------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5%, 2012                                    $614,000            706,100
-----------------------------------------------------------------------------------------------
Terex Corp., 10.375%, 2011                                         6,405,000          7,109,550
-----------------------------------------------------------------------------------------------
United Rentals, Inc., 6.5%, 2012                                   3,175,000          3,119,438
-----------------------------------------------------------------------------------------------
United Rentals, Inc., 7.75%, 2013                                  3,480,000          3,384,300
-----------------------------------------------------------------------------------------------
United Rentals, Inc., 7%, 2014                                     3,400,000          3,162,000
-----------------------------------------------------------------------------------------------
                                                                                    $39,387,700
-----------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 3.6%
-----------------------------------------------------------------------------------------------
AmerisourceBergen Corp., 7.25%, 2012                              $4,260,000         $4,696,650
-----------------------------------------------------------------------------------------------
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015##                 7,510,000          4,487,225
-----------------------------------------------------------------------------------------------
Extendicare Health Services, Inc., 6.875%, 2014                    2,590,000          2,622,375
-----------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125%, 2012                2,628,000          2,900,655
-----------------------------------------------------------------------------------------------
HCA, Inc., 7.875%, 2011                                            9,860,000         10,839,621
-----------------------------------------------------------------------------------------------
HCA, Inc., 6.375%, 2015                                            6,910,000          6,950,624
-----------------------------------------------------------------------------------------------
InSight Health Services Corp., 9.875%, 2011                        7,295,000          7,258,525
-----------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 6.5%, 2012                                 4,690,000          4,174,100
-----------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.875%, 2014##                             4,265,000          4,424,938
-----------------------------------------------------------------------------------------------
U.S. Oncology, Inc., 10.75%, 2014##                                3,640,000          4,158,700
-----------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125%, 2011                   1,160,000          1,200,600
-----------------------------------------------------------------------------------------------
                                                                                    $53,714,013
-----------------------------------------------------------------------------------------------
Medical Equipment - 0.3%
-----------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75%, 2015##                              $4,700,000         $4,829,250
-----------------------------------------------------------------------------------------------

Metals & Mining - 2.3%
-----------------------------------------------------------------------------------------------
Century Aluminum Co., 7.5%, 2014##                                $3,475,000         $3,709,562
-----------------------------------------------------------------------------------------------
Doe Run Resources Corp., 11.75%, 2008#                             3,430,857          3,225,005
-----------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014##                              4,060,000          4,252,850
-----------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75%, 2014                                      3,195,000          3,937,837
-----------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10%, 2009                                3,495,000          3,879,450
-----------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                 7,810,000          7,770,950
-----------------------------------------------------------------------------------------------
Russel Metals, Inc., 6.375%, 2014                                  4,660,000          4,660,000
-----------------------------------------------------------------------------------------------
SGL Carbon International S.A., 8.5%, 2012##                    EUR 1,800,000          2,623,801
-----------------------------------------------------------------------------------------------
                                                                                    $34,059,455
-----------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.4%
-----------------------------------------------------------------------------------------------
AmeriGas Partners LP, 8.875%, 2011                                $5,030,000         $5,432,400
-----------------------------------------------------------------------------------------------

Natural Gas - Pipeline - 3.3%
-----------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625%, 2021                                    $6,515,000         $8,143,750
-----------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625%, 2010                                 4,255,000          4,669,862
-----------------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                    10,380,000         10,431,900
-----------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                                  7,995,000          8,314,800
-----------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 6.375%, 2013                     2,125,000          2,303,961
-----------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 5.6%, 2014##                     4,047,000          4,146,989
-----------------------------------------------------------------------------------------------
Markwest Energy Partners LP, 6.875%, 2014##                        3,035,000          3,050,175
-----------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                  8,293,000          9,018,638
-----------------------------------------------------------------------------------------------
                                                                                    $50,080,075
-----------------------------------------------------------------------------------------------
Oil Services - 1.4%
-----------------------------------------------------------------------------------------------
GulfMark Offshore, Inc., 7.75%, 2014##                            $3,635,000         $3,816,750
-----------------------------------------------------------------------------------------------
Hanover Compressor Co., 9%, 2014                                   4,085,000          4,493,500
-----------------------------------------------------------------------------------------------
Ocean Rig Norway S.A., 10.25%, 2008                                4,605,000          4,743,150
-----------------------------------------------------------------------------------------------
Petroleum Geo-Services A.S.A., 8%, 2006                            5,000,000          5,100,000
-----------------------------------------------------------------------------------------------
Pride International, Inc., 7.375%, 2014                            2,785,000          3,063,500
-----------------------------------------------------------------------------------------------
                                                                                    $21,216,900
-----------------------------------------------------------------------------------------------
Oils - 0.3%
-----------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.75%, 2012                         $3,585,000         $3,898,688
-----------------------------------------------------------------------------------------------

Pollution Control - 0.6%
-----------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                    $6,200,000         $6,153,500
-----------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 6.125%, 2014                     2,795,000          2,536,462
-----------------------------------------------------------------------------------------------
                                                                                     $8,689,962
-----------------------------------------------------------------------------------------------
Precious Metals & Minerals - 0.3%
-----------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014                $4,602,000         $4,602,000
-----------------------------------------------------------------------------------------------

Printing & Publishing - 2.5%
-----------------------------------------------------------------------------------------------
Cenveo Corp., 7.875%, 2013                                        $3,630,000         $3,176,250
-----------------------------------------------------------------------------------------------
Dex Media East LLC, 12.125%, 2012                                  2,421,000          2,899,147
-----------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                   3,096,000          3,510,090
-----------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                           11,015,000          8,288,787
-----------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                            3,370,000          2,535,925
-----------------------------------------------------------------------------------------------
Hollinger, Inc., 12.875%, 2011##                                   1,381,000          1,584,697
-----------------------------------------------------------------------------------------------
Lighthouse International Co. S.A., 8%, 2014##                  EUR 3,400,000          4,579,096
-----------------------------------------------------------------------------------------------
Mail-Well Corp., 9.625%, 2012                                     $1,650,000          1,773,750
-----------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                4,185,000          4,164,075
-----------------------------------------------------------------------------------------------
WDAC Subsidiary Corp., 8.375%, 2014##                              4,915,000          4,792,125
-----------------------------------------------------------------------------------------------
                                                                                    $37,303,942
-----------------------------------------------------------------------------------------------
Railroad & Shipping - 0.1%
-----------------------------------------------------------------------------------------------
Kansas City Southern Railway Co., 7.5%, 2009                      $2,000,000         $2,080,000
-----------------------------------------------------------------------------------------------

Restaurants - 0.2%
-----------------------------------------------------------------------------------------------
Carrols Holdings Corp., 9%, 2013##                                $3,015,000         $3,143,137
-----------------------------------------------------------------------------------------------

Retailers - 2.1%
-----------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                     $6,840,000         $7,233,300
-----------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                 4,780,000          5,544,800
-----------------------------------------------------------------------------------------------
Duane Reade, Inc., 9.75%, 2011##                                   2,915,000          2,638,075
-----------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375%, 2012                            4,085,000          4,105,425
-----------------------------------------------------------------------------------------------
Rite Aid Corp., 9.25%, 2013                                        6,035,000          6,004,825
-----------------------------------------------------------------------------------------------
Rite Aid Corp., 6.875%, 2013                                       2,205,000          1,995,525
-----------------------------------------------------------------------------------------------
Saks, Inc., 7%, 2013                                               4,025,000          4,125,625
-----------------------------------------------------------------------------------------------
                                                                                    $31,647,575
-----------------------------------------------------------------------------------------------
Supermarkets - 0.5%
-----------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                      $6,875,000         $7,425,000
-----------------------------------------------------------------------------------------------

Telecommunications - Wireless - 4.6%
-----------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 11%, 2010                                 $1,280,000         $1,491,200
-----------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 0% to 2005, 12% to 2009                    4,280,000          4,611,700
-----------------------------------------------------------------------------------------------
American Tower Corp., 9.375%, 2009                                   194,000            203,942
-----------------------------------------------------------------------------------------------
American Tower Corp., 7.125%, 2012##                               2,935,000          2,949,675
-----------------------------------------------------------------------------------------------
American Tower, Inc., 7.25%, 2011                                  1,905,000          1,990,725
-----------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                     5,415,000          6,132,487
-----------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.5%, 2013                       3,975,000          4,218,469
-----------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375%, 2011##                      1,140,000          1,199,850
-----------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875%, 2013                          2,040,000          1,504,500
-----------------------------------------------------------------------------------------------
IWO Escrow Co., 6.32%, 2012##                                        565,000            565,000
-----------------------------------------------------------------------------------------------
Innova S. de R.L., 9.375%, 2013                                    3,750,000          4,256,250
-----------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375%, 2015                         18,690,000         20,605,725
-----------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 8%, 2012##                                  1,005,000          1,075,350
-----------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014                                2,900,000          2,921,750
-----------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.5%, 2015##                                2,145,000          2,300,513
-----------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%, 2010                                 4,095,000          4,361,175
-----------------------------------------------------------------------------------------------
U.S. Unwired, Inc., 10%, 2012                                      4,330,000          4,827,950
-----------------------------------------------------------------------------------------------
Ubiquitel Operating Co., 9.875%, 2011                              4,215,000          4,647,038
-----------------------------------------------------------------------------------------------
                                                                                    $69,863,299
-----------------------------------------------------------------------------------------------
Telecommunications - Wireline - 6.0%
-----------------------------------------------------------------------------------------------
AT&T Corp., 7.3%, 2011                                            $6,127,000         $7,107,320
-----------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                4,305,000          4,369,575
-----------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                           7,791,000          9,095,992
-----------------------------------------------------------------------------------------------
Citizens Communications Co., 6.25%, 2013                           2,140,000          2,134,650
-----------------------------------------------------------------------------------------------
Eircom Funding PLC, 8.25%, 2013                                    5,070,000          5,538,975
-----------------------------------------------------------------------------------------------
GCI, Inc., 7.25%, 2014                                             4,345,000          4,323,275
-----------------------------------------------------------------------------------------------
MCI, Inc., 6.908%, 2007                                            3,415,000          3,491,838
-----------------------------------------------------------------------------------------------
MCI, Inc., 7.688%, 2009                                            4,845,000          5,056,969
-----------------------------------------------------------------------------------------------
MCI, Inc., 8.735%, 2014                                            1,360,000          1,487,500
-----------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.25%, 2011                           4,685,000          4,497,600
-----------------------------------------------------------------------------------------------
Qwest Corp., 7.875%, 2011##                                        6,125,000          6,553,750
-----------------------------------------------------------------------------------------------
Qwest Corp., 8.875%, 2012##                                        5,985,000          6,807,938
-----------------------------------------------------------------------------------------------
Qwest Services Corp., 13.5%, 2010##                               18,295,000         21,725,313
-----------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 10.125%, 2011                  3,590,000          3,518,200
-----------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                    4,025,000          4,125,625
-----------------------------------------------------------------------------------------------
                                                                                    $89,834,520
-----------------------------------------------------------------------------------------------
Tire & Rubber - 0%
-----------------------------------------------------------------------------------------------
Cooper-Standard Automotive Group, 8.375%, 2014##                    $560,000           $532,000
-----------------------------------------------------------------------------------------------

Tobacco - 0.3%
-----------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                 $3,715,000         $3,845,025
-----------------------------------------------------------------------------------------------

Transportation - Services - 0.7%
-----------------------------------------------------------------------------------------------
CHC Helicopter Corp., 7.375%, 2014                                $2,830,000         $2,964,425
-----------------------------------------------------------------------------------------------
Stena AB, 7.5%, 2013                                               1,785,000          1,816,238
-----------------------------------------------------------------------------------------------
Stena AB, 7%, 2016##                                               3,425,000          3,313,688
-----------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5%, 2012                                      2,050,000          2,388,250
-----------------------------------------------------------------------------------------------
                                                                                    $10,482,601
-----------------------------------------------------------------------------------------------
Utilities - Electric Power - 9.0%
-----------------------------------------------------------------------------------------------
AES Corp., 8.75%, 2013##                                          $1,660,000         $1,859,200
-----------------------------------------------------------------------------------------------
AES Corp., 9%, 2015##                                             10,055,000         11,362,150
-----------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012##                     5,920,000          6,586,000
-----------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5%, 2011                                       3,830,000          4,275,237
-----------------------------------------------------------------------------------------------
Calpine Corp., 8.5%, 2008                                          3,565,000          2,620,275
-----------------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013##                                      13,125,000          9,975,000
-----------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25%, 2010                              4,117,000          4,582,715
-----------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                            4,435,000          4,809,731
-----------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 9.875%, 2010##                              3,960,000          4,336,200
-----------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 6.875%, 2011                                1,620,000          1,506,600
-----------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 10.125%, 2013##                             2,555,000          2,852,780
-----------------------------------------------------------------------------------------------
Edison Mission Energy, 7.73%, 2009                                 4,100,000          4,346,000
-----------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                 4,661,000          5,465,055
-----------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                     6,673,000          7,241,573
-----------------------------------------------------------------------------------------------
FirstEnergy Corp., 7.375%, 2031                                    2,905,000          3,377,940
-----------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%, 2034                                8,000,000          8,940,000
-----------------------------------------------------------------------------------------------
Mission Energy Holding Co., 13.5%, 2008                            1,975,000          2,463,813
-----------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013##                                       7,447,000          8,024,143
-----------------------------------------------------------------------------------------------
Nevada Power Co., 6.5%, 2012                                         935,000            984,088
-----------------------------------------------------------------------------------------------
Nevada Power Co., 5.875%, 2015##                                   2,480,000          2,486,200
-----------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014##                                 4,425,000          4,553,829
-----------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 8.625%, 2008                             6,240,000          6,715,800
-----------------------------------------------------------------------------------------------
PSEG Power LLC, 7.75%, 2011                                          505,000            589,500
-----------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75%, 2014                                  1,875,000          1,828,125
-----------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                               3,710,000          4,127,375
-----------------------------------------------------------------------------------------------
Sierra Pacific Power Co., 6.25%, 2012                              2,115,000          2,199,600
-----------------------------------------------------------------------------------------------
Sierra Pacific Resources, 8.625%, 2014                             3,275,000          3,639,344
-----------------------------------------------------------------------------------------------
TXU Corp., 5.55%, 2014##                                           7,680,000          7,671,252
-----------------------------------------------------------------------------------------------
Teco Energy, Inc., 7%, 2012                                        1,705,000          1,841,400
-----------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875%, 2014##                                    4,090,000          4,233,150
-----------------------------------------------------------------------------------------------
                                                                                   $135,494,075
-----------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $1,368,910,968)                                    $1,415,405,747
-----------------------------------------------------------------------------------------------

Stocks - 1.3%
-----------------------------------------------------------------------------------------------
ISSUER                                                                SHARES            $ VALUE
-----------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.1%
-----------------------------------------------------------------------------------------------
Sind Holdings, Inc.*                                                  13,126         $1,291,574
-----------------------------------------------------------------------------------------------

Automotive - 0.3%
-----------------------------------------------------------------------------------------------
Magna International, Inc., "A"                                        59,800         $4,529,252
-----------------------------------------------------------------------------------------------

Broadcast & Cable TV - 0.6%
-----------------------------------------------------------------------------------------------
NTL, Inc.*                                                            44,345         $3,016,790
-----------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., "A"                                  393,554          3,238,949
-----------------------------------------------------------------------------------------------
Telewest Global, Inc.*                                               204,105          3,439,169
-----------------------------------------------------------------------------------------------
                                                                                     $9,694,908
-----------------------------------------------------------------------------------------------
Pharmaceuticals - 0.3%
-----------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                    145,400         $4,078,470
-----------------------------------------------------------------------------------------------

Specialty Chemicals - 0%
-----------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                539            $21,291
-----------------------------------------------------------------------------------------------

Telephone Services - 0%
-----------------------------------------------------------------------------------------------
Manitoba Telecom Services, Inc.                                        3,718           $140,143
-----------------------------------------------------------------------------------------------
VersaTel Telecom International N.V.*                                  19,740             52,270
-----------------------------------------------------------------------------------------------
                                                                                       $192,413
-----------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $27,833,416)                                         $19,807,908
-----------------------------------------------------------------------------------------------

Convertible Preferred Stocks - 0.3%
-----------------------------------------------------------------------------------------------
Automotive - 0.3%
-----------------------------------------------------------------------------------------------
Ford Motor Co. Capital Trust II, 6.5%                                 88,220         $4,409,236
-----------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc., "A", 8%*                              522             40,063
-----------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks
(Identified Cost, $1,957,076)                                                        $4,449,299
-----------------------------------------------------------------------------------------------

Preferred Stocks - 0.6%
-----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.1%
-----------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., "B", 10.75%*                       1,930         $2,094,050
-----------------------------------------------------------------------------------------------

Printing & Publishing - 0.5%
-----------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.625%                                                74,390         $7,029,855
-----------------------------------------------------------------------------------------------

Real Estate - 0%
-----------------------------------------------------------------------------------------------
HRPT Properties Trust, 8.75%                                           4,500           $122,400
-----------------------------------------------------------------------------------------------

Telephone Services - 0%
-----------------------------------------------------------------------------------------------
PTV, Inc., "A", 10%                                                       98               $304
-----------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $9,425,490)                                 $9,246,609
-----------------------------------------------------------------------------------------------

Warrants - 0%
-----------------------------------------------------------------------------------------------

ISSUER                                 STRIKE PRICE    1st EXERCISE       SHARES       $ VALUE
-----------------------------------------------------------------------------------------------
Loral Space & Communications Ltd.
(Business Services)*                          $0.14        1/28/97        5,000            $0
-----------------------------------------------------------------------------------------------
Loral Space & Communications Ltd.
(Business Services)*                           0.14        1/28/97       11,775             0
-----------------------------------------------------------------------------------------------
Pliant Corp. (Containers)##*                   0.01        5/25/00        6,795            68
-----------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (Specialty
Chemicals)*                                   52.00       12/31/02          876         1,577
-----------------------------------------------------------------------------------------------
Thermadyne Holdings Corp. (Machinery &
Tools)*                                       20.78        5/29/03       21,743        10,872
-----------------------------------------------------------------------------------------------
XM Satellite Radio, Inc. (Broadcast &
Cable TV)*                                    45.24        9/16/00        4,020       301,500
-----------------------------------------------------------------------------------------------
XO Communications, Inc., "A" (Telephone
Services)*                                     6.25        5/27/03        2,640         1,135
-----------------------------------------------------------------------------------------------
XO Communications, Inc., "B" (Telephone
Services)*                                     7.50        5/27/03        1,980           832
-----------------------------------------------------------------------------------------------
XO Communications, Inc., "C" (Telephone
Services)*                                    10.00        5/27/03        1,980           535
-----------------------------------------------------------------------------------------------

Total Warrants (Identified Cost, $1,658,845)                                         $316,519
-----------------------------------------------------------------------------------------------

Repurchase Agreement - 2.4%
-----------------------------------------------------------------------------------------------
ISSUER                                                            PAR AMOUNT            $ VALUE
-----------------------------------------------------------------------------------------------
Goldman Sachs, 2.48%, dated 1/31/05, due 2/01/05, total
to be received $35,250,428 (secured by various U.S.
Treasury and Federal Agency obligations in a jointly
traded account), at Cost                                         $35,248,000        $35,248,000
-----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,445,033,795)(S)                           $1,484,474,082
-----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.2%                                                18,704,322
-----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                              $1,503,178,404
-----------------------------------------------------------------------------------------------
  * Non-income producing security.
 ^^ Interest only security.
  # Payment-in-kind security.
 ## SEC Rule 144A restriction.
(S) As of January 31, 2005, the fund had one securitiy representing $1,291,574 and 0.09% of net assets that was fair valued in accordance with the policies adopted by the Board of
    Trustees.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below.

     EUR = Euro
     GBP = British Pound
     SEK = Swedish Krone

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 1/31/05

ASSETS

Investments, at value (identified cost, $1,445,033,795)      $1,484,474,082
---------------------------------------------------------------------------------------------------
Cash                                                              5,876,069
---------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange
contracts                                                           116,332
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                   9,565,853
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                   2,695,355
---------------------------------------------------------------------------------------------------
Interest and dividends receivable                                28,259,301
---------------------------------------------------------------------------------------------------
Other assets                                                          7,569
---------------------------------------------------------------------------------------------------
Total assets                                                                         $1,530,994,561
---------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                            $2,765,825
---------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts             313,522
---------------------------------------------------------------------------------------------------
Payable for investments purchased                                21,223,205
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                2,776,576
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                     50,545
---------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                       163,659
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                       62,793
---------------------------------------------------------------------------------------------------
  Administrative fee                                                  1,304
---------------------------------------------------------------------------------------------------
  Program manager fee                                                    95
---------------------------------------------------------------------------------------------------
  Administrative service fee                                              6
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                              458,627
---------------------------------------------------------------------------------------------------
Total liabilities                                                                       $27,816,157
---------------------------------------------------------------------------------------------------
Net assets                                                                           $1,503,178,404
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:

Paid-in capital                                              $1,886,347,839
---------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments
and translation of assets and liabilities in foreign
currencies                                                       39,241,722
---------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                  (419,528,356)
---------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                           (2,882,801)
---------------------------------------------------------------------------------------------------
Net assets                                                                           $1,503,178,404
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               377,464,649
---------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                   $799,651,084
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            201,044,861
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                   $3.98
---------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$3.98)                                                  $4.18
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                   $379,253,325
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             95,061,028
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $3.99
---------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                   $148,073,372
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             37,040,151
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $4.00
---------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                   $170,678,914
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             42,931,974
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                   $3.98
---------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                     $4,020,705
---------------------------------------------------------------------------------------------------
  Shares outstanding                                              1,009,454
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                   $3.98
---------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                       $246,395
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 61,921
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                   $3.98
---------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class 529A shares

  Net assets                                                       $768,270
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                193,181
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                   $3.98
---------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$3.98)                                                  $4.18
---------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                       $139,033
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 34,995
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $3.97
---------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                       $347,306
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 87,084
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $3.99
---------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class 529B, Class C and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS
---------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 1/31/05

NET INVESTMENT INCOME

Income
--------------------------------------------------------------------------------------------------
  Interest                                                      $124,531,551
--------------------------------------------------------------------------------------------------
  Dividends                                                        1,738,930
--------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                              (5,419)
--------------------------------------------------------------------------------------------------
Total investment income                                                               $126,265,062
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                  $6,994,123
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                              48,504
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                      2,314,848
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                           2,472,707
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                           4,106,511
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                           1,585,707
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                             13,034
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                570
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                            1,698
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                            1,248
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                            2,939
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                     1,213
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                       312
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                       735
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                  285
--------------------------------------------------------------------------------------------------
  Administrative fee                                                 132,511
--------------------------------------------------------------------------------------------------
  Custodian fee                                                      382,036
--------------------------------------------------------------------------------------------------
  Printing                                                            99,171
--------------------------------------------------------------------------------------------------
  Postage                                                             79,327
--------------------------------------------------------------------------------------------------
  Auditing fees                                                       52,731
--------------------------------------------------------------------------------------------------
  Legal fees                                                           9,730
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                      423,505
--------------------------------------------------------------------------------------------------
Total expenses                                                                         $18,723,445
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                               (47,622)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                        (54,937)
--------------------------------------------------------------------------------------------------
Net expenses                                                                           $18,620,886
--------------------------------------------------------------------------------------------------
Net investment income                                                                 $107,644,176
--------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                           $904,873
--------------------------------------------------------------------------------------------------
  Foreign currency transactions                                   (1,584,448)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                    $(679,575)
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------------
  Investments                                                      $(945,633)
--------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
currencies                                                          (599,669)
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                   $(1,545,302)
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                       $(2,224,877)
--------------------------------------------------------------------------------------------------
Change in net assets from operations                                                  $105,419,299
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 1/31                                         2005                       2004
CHANGE IN NET ASSETS

FROM OPERATIONS
Net investment income                                      $107,644,176               $125,664,382
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                          (679,575)                24,710,165
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and
foreign currency translation                                 (1,545,302)               183,154,584
-----------------------------------------------------     -------------              -------------
Change in net assets from operations                       $105,419,299               $333,529,131
-----------------------------------------------------     -------------              -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income
--------------------------------------------------------------------------------------------------
  Class A                                                  $(63,583,514)              $(75,068,442)
--------------------------------------------------------------------------------------------------
  Class B                                                   (28,196,919)               (34,094,049)
--------------------------------------------------------------------------------------------------
  Class C                                                   (10,895,326)               (15,414,624)
--------------------------------------------------------------------------------------------------
  Class I                                                   (10,153,961)                (4,495,135)
--------------------------------------------------------------------------------------------------
  Class R1                                                     (193,334)                   (41,217)
--------------------------------------------------------------------------------------------------
  Class R2                                                       (8,204)                      (769)*
--------------------------------------------------------------------------------------------------
  Class 529A                                                    (35,337)                   (18,677)
--------------------------------------------------------------------------------------------------
  Class 529B                                                     (8,278)                    (4,480)
--------------------------------------------------------------------------------------------------
  Class 529C                                                    (19,515)                    (7,816)
--------------------------------------------------------------------------------------------------
Total distributions declared to shareholders              $(113,094,388)             $(129,145,209)
-----------------------------------------------------     -------------              -------------
Change in net assets from fund share transactions         $(206,558,888)              $122,504,832
-----------------------------------------------------     -------------              -------------
Redemption fees                                                 $17,850                        $--
-----------------------------------------------------     -------------              -------------
Total change in net assets                                $(214,216,127)              $326,888,754
-----------------------------------------------------     -------------              -------------

NET ASSETS
At beginning of period                                   $1,717,394,531             $1,390,505,777
--------------------------------------------------------------------------------------------------
At end of period (including accumulated
distributions in excess of net investment income of
$2,882,801 and $7,248,903, respectively)                 $1,503,178,404             $1,717,394,531
--------------------------------------------------------------------------------------------------
* For the period from the inception of Class R2, October 31, 2003, through January 31, 2004.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years
(or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                          YEARS ENDED 1/31
                                          --------------------------------------------------------------------------------
CLASS A                                          2005               2004              2003            2002            2001

Net asset value, beginning of period            $3.98              $3.52             $3.78           $4.44           $4.95
--------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                      $0.29              $0.30             $0.33           $0.41           $0.47
--------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                       0.01^             0.46             (0.25)          (0.65)          (0.51)
------------------------------------------     ------             ------            ------          ------          ------
Total from investment operations                $0.30              $0.76             $0.08          $(0.24)         $(0.04)
------------------------------------------     ------             ------            ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS

  From net investment income                   $(0.30)            $(0.30)           $(0.34)         $(0.41)         $(0.47)
--------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income               --                 --                --           (0.01)          (0.00)+++
------------------------------------------     ------             ------            ------          ------          ------
Total distributions declared to
shareholders                                   $(0.30)            $(0.30)           $(0.34)         $(0.42)         $(0.47)
------------------------------------------     ------             ------            ------          ------          ------
Redemption fees added to
paid-in capital                                 $0.00+++             $--               $--             $--             $--
------------------------------------------     ------             ------            ------          ------          ------
Net asset value, end of period                  $3.98              $3.98             $3.52           $3.78           $4.44
------------------------------------------     ------             ------            ------          ------          ------
Total return (%)(+)&                             7.74              22.83              2.34           (5.50)          (0.65)
--------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                          YEARS ENDED 1/31
                                          --------------------------------------------------------------------------------
CLASS A (CONTINUED)                              2005               2004              2003            2002            2001
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                       0.99               0.99              1.00            1.06            1.00
--------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                      7.31               7.87              9.32           10.12           10.07
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                 68                 81                80              72              64
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                $799,651           $934,958          $769,069        $746,096        $785,256
--------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective
    June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                           $0.29**              $--               $--             $--             $--
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                       0.99**               --                --              --              --
--------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                         7.31**               --                --              --              --
--------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended January 31, 2002 was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.04%. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
    ** The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
     ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                          YEARS ENDED 1/31
                                          --------------------------------------------------------------------------------
CLASS B                                          2005               2004              2003            2002            2001
Net asset value, beginning of period            $3.99              $3.53             $3.79           $4.44           $4.95
--------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                      $0.26              $0.27             $0.31           $0.38           $0.44
--------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                       0.01^              0.47             (0.26)          (0.64)          (0.51)
------------------------------------------     ------             ------            ------          ------          ------
Total from investment operations                $0.27              $0.74             $0.05          $(0.26)         $(0.07)
------------------------------------------     ------             ------            ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS

  From net investment income                   $(0.27)            $(0.28)           $(0.31)         $(0.38)         $(0.44)
--------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income               --                 --                --           (0.01)          (0.00)+++
------------------------------------------     ------             ------            ------          ------          ------
Total distributions declared to
shareholders                                   $(0.27)            $(0.28)           $(0.31)         $(0.39)         $(0.44)
------------------------------------------     ------             ------            ------          ------          ------
Redemption fees added to
paid-in capital                                 $0.00+++             $--               $--             $--             $--
------------------------------------------     ------             ------            ------          ------          ------
Net asset value, end of period                  $3.99              $3.99             $3.53           $3.79           $4.44
------------------------------------------     ------             ------            ------          ------          ------
Total return (%)&                                7.10              21.65              1.64           (5.94)          (1.35)
--------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                                                          YEARS ENDED 1/31
                                          --------------------------------------------------------------------------------
CLASS B (CONTINUED)                              2005               2004              2003            2002            2001
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                       1.69               1.69              1.70            1.76            1.69
--------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                      6.63               7.18              8.65            9.45            9.37
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                 68                 81                80              72              64
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                $379,253           $471,520          $411,533        $439,987        $463,638
--------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective
    June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                           $0.26**              $--               $--             $--             $--
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                       1.69**               --                --              --              --
--------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                         6.63**               --                --              --              --
--------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended January 31, 2002 was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.04%. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
    ** The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
     ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                          YEARS ENDED 1/31
                                          --------------------------------------------------------------------------------
CLASS C                                          2005               2004              2003            2002            2001
Net asset value, beginning of period            $4.00              $3.54             $3.80           $4.45           $4.97
--------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                      $0.26              $0.27             $0.30           $0.38           $0.44
--------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                       0.01^              0.47             (0.25)          (0.64)          (0.52)
------------------------------------------     ------             ------            ------          ------          ------
Total from investment operations                $0.27              $0.74             $0.05          $(0.26)         $(0.08)
------------------------------------------     ------             ------            ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS

  From net investment income                   $(0.27)            $(0.28)           $(0.31)         $(0.38)         $(0.44)
--------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income               --                 --                --           (0.01)          (0.00)+++
------------------------------------------     ------             ------            ------          ------          ------
Total distributions declared to
shareholders                                   $(0.27)            $(0.28)           $(0.31)         $(0.39)         $(0.44)
------------------------------------------     ------             ------            ------          ------          ------
Redemption fees added to
paid-in capital                                 $0.00+++             $--               $--             $--             $--
------------------------------------------     ------             ------            ------          ------          ------
Net asset value, end of period                  $4.00              $4.00             $3.54           $3.80           $4.45
------------------------------------------     ------             ------            ------          ------          ------
Total return (%)&                                7.10              21.61              1.64           (5.91)          (1.55)
--------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                                                          YEARS ENDED 1/31
                                          --------------------------------------------------------------------------------
CLASS C (CONTINUED)                              2005               2004              2003            2002            2001
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                       1.69               1.69              1.70            1.76            1.69
--------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                      6.63               7.18              8.59            9.39            9.38
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                 68                 81                80              72              64
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                $148,073           $214,915          $183,364        $160,798        $128,567
--------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective
    June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                           $0.26**              $--               $--             $--             $--
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                       1.69**               --                --              --              --
--------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                         6.63**               --                --              --              --
--------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended January 31, 2002 was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.05%. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
    ** The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
     ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                          YEARS ENDED 1/31
                                          --------------------------------------------------------------------------------
CLASS I                                          2005               2004              2003            2002            2001
Net asset value, beginning of period            $3.98              $3.52             $3.78           $4.43           $4.95
--------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                      $0.29              $0.30             $0.33           $0.42           $0.48
--------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                       0.02^              0.47             (0.24)          (0.64)          (0.52)
------------------------------------------     ------             ------            ------          ------          ------
Total from investment operations                $0.31              $0.77             $0.09          $(0.22)         $(0.04)
------------------------------------------     ------             ------            ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS

  From net investment income                   $(0.31)            $(0.31)           $(0.35)         $(0.42)         $(0.48)
--------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income               --                 --                --           (0.01)          (0.00)+++
------------------------------------------     ------             ------            ------          ------          ------
Total distributions declared to
shareholders                                   $(0.31)            $(0.31)           $(0.35)         $(0.43)         $(0.48)
------------------------------------------     ------             ------            ------          ------          ------
Redemption fees added to
paid-in capital                                 $0.00+++             $--               $--             $--             $--
------------------------------------------     ------             ------            ------          ------          ------
Net asset value, end of period                  $3.98              $3.98             $3.52           $3.78           $4.43
------------------------------------------     ------             ------            ------          ------          ------
Total return (%)&                                8.17              22.88              2.66           (4.99)          (0.57)
--------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                                                          YEARS ENDED 1/31
                                          --------------------------------------------------------------------------------
CLASS I (CONTINUED)                              2005               2004              2003            2002            2001
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                       0.68               0.69              0.70            0.76            0.70
--------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                      7.55               8.03              9.58           10.43           10.39
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                 68                 81                80              72              64
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                $170,679            $93,887           $26,373         $19,352         $22,128
--------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective
    June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                           $0.29**              $--               $--             $--             $--
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                       0.68**               --                --              --              --
--------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                         7.55**               --                --              --              --
--------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended January 31, 2002 was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.04%. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
    ** The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
     ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                  YEARS ENDED 1/31
                                                              -------------------------         PERIOD ENDED
CLASS R1                                                        2005               2004           1/31/03*

Net asset value, beginning of period                           $3.98              $3.52              $3.51###
------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                     $0.28              $0.28              $0.02
------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                              0.01^              0.48               0.02
---------------------------------------------------------     ------             ------             ------
Total from investment operations                               $0.29              $0.76              $0.04
---------------------------------------------------------     ------             ------             ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                  $(0.29)            $(0.30)            $(0.03)
------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital                       $0.00+++             $--                $--
---------------------------------------------------------     ------             ------             ------
Net asset value, end of period                                 $3.98              $3.98              $3.52
---------------------------------------------------------     ------             ------             ------
Total return (%)&                                               7.63              22.29               1.03++###
------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                                      1.18               1.20               1.20+
------------------------------------------------------------------------------------------------------------
Net investment income                                           7.06               7.46               7.97+
------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                68                 81                 80
------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                     $4,021             $1,359                $40
------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to
    Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                          $0.28**              $--                $--
------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                      1.18**               --                 --
------------------------------------------------------------------------------------------------------------
Net investment income(S)                                        7.06**               --                 --
------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R1 shares, December 31, 2002, through January 31, 2003.
 ** The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset value and total return previously reported as $3.50 and 1.32%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                  YEAR ENDED             PERIOD ENDED
CLASS R2                                                           1/31/05                 1/31/04*
Net asset value, beginning of period                                 $3.98                  $3.85
------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                           $0.25                  $0.07
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                                    0.03^                 0.13^
---------------------------------------------------------------     ------                 ------
Total from investment operations                                     $0.28                  $0.20
---------------------------------------------------------------     ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                        $(0.28)                $(0.07)
---------------------------------------------------------------     ------                 ------
Redemption fees added to paid-in capital                             $0.00+++                 $--
---------------------------------------------------------------     ------                 ------
Net asset value, end of period                                       $3.98                  $3.98
------------------------------------------------------------------------------------------------------
Total return (%)&                                                     7.37                   5.32++
------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                                            1.49                   1.43+
------------------------------------------------------------------------------------------------------
Net investment income                                                 6.58                   7.07+
------------------------------------------------------------------------------------------------------
Portfolio turnover                                                      68                     81
------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                             $246                    $42
------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                $0.25**                  $--
------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                            1.49**                   --
------------------------------------------------------------------------------------------------------
Net investment income(S)                                              6.58**                   --
------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R2 shares, October 31, 2003, through January 31, 2004.
 ** The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                YEARS ENDED 1/31
                                                             --------------------------         PERIOD ENDED
CLASS 529A                                                      2005               2004           1/31/03*
Net asset value, beginning of period                           $3.98              $3.52              $3.42###
------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                     $0.27              $0.28              $0.13
------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                              0.02^              0.47               0.13
---------------------------------------------------------     ------             ------             ------
Total from investment operations                               $0.29              $0.75              $0.26
---------------------------------------------------------     ------             ------             ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                  $(0.29)            $(0.29)            $(0.16)
---------------------------------------------------------     ------             ------             ------
Redemption fees added to paid-in capital                       $0.00+++             $--                $--
---------------------------------------------------------     ------             ------             ------
Net asset value, end of period                                 $3.98              $3.98              $3.52
---------------------------------------------------------     ------             ------             ------
Total return (%)(+)&                                            7.53              22.16               7.70++###
------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:

Expenses##                                                      1.29               1.30               1.30+
------------------------------------------------------------------------------------------------------------
Net investment income                                           6.97               7.42               8.66+
------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                68                 81                 80
------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                       $768               $406                $53
------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to
    Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                          $0.27**              $--                $--
------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                      1.29**               --                 --
------------------------------------------------------------------------------------------------------------
Net investment income(S)                                        6.97**               --                 --
------------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class 529A shares, July 31, 2002, through January 31, 2003.
 ** The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset value and total return previously reported as $3.43 and 7.39%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                YEARS ENDED 1/31
                                                         -------------------------------         PERIOD ENDED
CLASS 529B                                                      2005                2004           1/31/03*
Net asset value, beginning of period                           $3.98               $3.52              $3.42###
------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                     $0.25               $0.25              $0.11
------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                              0.00+++^            0.48               0.14
---------------------------------------------------------     ------              ------             ------
Total from investment operations                               $0.25               $0.73              $0.25
---------------------------------------------------------     ------              ------             ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                  $(0.26)             $(0.27)            $(0.15)
---------------------------------------------------------     ------              ------             ------
Redemption fees added to paid-in capital                       $0.00+++              $--                $--
---------------------------------------------------------     ------              ------             ------
Net asset value, end of period                                 $3.97               $3.98              $3.52
---------------------------------------------------------     ------              ------             ------
Total return (%)&                                               6.57               21.39               7.35++###
------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                                      2.01                1.95               1.95+
------------------------------------------------------------------------------------------------------------
Net investment income                                           6.29                6.80               8.37+
------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                68                  81                 80
------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                       $139                $119                $31
------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to
    Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                          $0.25**               $--                $--
------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                      2.01**                --                 --
------------------------------------------------------------------------------------------------------------
Net investment income(S)                                        6.29**                --                 --
------------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class 529B shares, July 31, 2002, through January 31, 2003.
 ** The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset value and total return previously reported as $3.43 and 7.04%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                YEARS ENDED 1/31
                                                             --------------------------         PERIOD ENDED
CLASS 529C                                                      2005               2004           1/31/03*
Net asset value, beginning of period                           $3.99              $3.53              $3.43###
------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                     $0.25              $0.26              $0.13
------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                              0.01^              0.47               0.12
---------------------------------------------------------     ------             ------             ------
Total from investment operations                               $0.26              $0.73              $0.25
---------------------------------------------------------     ------             ------             ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                  $(0.26)            $(0.27)            $(0.15)
---------------------------------------------------------     ------             ------             ------
Redemption fees added to paid-in capital                       $0.00+++             $--                $--
---------------------------------------------------------     ------             ------             ------
Net asset value, end of period                                 $3.99              $3.99              $3.53
---------------------------------------------------------     ------             ------             ------
Total return (%)&                                               6.84              21.35               7.33++###
------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:

Expenses##                                                      1.97               1.95               1.95+
------------------------------------------------------------------------------------------------------------
Net investment income                                           6.31               6.79               8.05+
------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                68                 81                 80
------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                       $347               $189                $43
------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to
    Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                          $0.25**              $--                $--
------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                      1.97**               --                 --
------------------------------------------------------------------------------------------------------------
Net investment income(S)                                        6.31**               --                 --
------------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class 529C shares, July 31, 2002, through January 31, 2003.
 ** The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset value and total return previously reported as $3.44 and 7.02%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS High Income Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will charge a 1% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition. The fund may change the redemption fee period in the future, including in connection with Securities and Exchange Commission rule developments. See the fund's prospectus for details. Any redemption fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high- yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended January 31, 2005, the fund's custodian fees were reduced by $47,522 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended January 31, 2005, the fund's miscellaneous expenses were reduced by $100 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, wash sales, defaulted bonds and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended January 31, 2005 and January 31, 2004 was as follows:

                                            1/31/05         1/31/04
         Distributions declared from:
         ------------------------------------------------------------
         Ordinary income               $113,094,388    $129,145,209
         ------------------------------------------------------------

During the year ended January 31, 2005, accumulated distributions in excess of net investment income decreased by $9,816,314, accumulated net realized loss on investments and foreign currency transactions increased by $12,472,531 and paid-in capital increased by $2,656,217 due to differences between book and tax accounting for foreign currency transactions, amortization and accretion on debt securities and defaulted bonds. This change had no effect on the net assets or net asset value per share.

As of January 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                  $10,966,728
          ----------------------------------------------------------
          Capital loss carryforward                     (368,985,012)
          ----------------------------------------------------------
          Unrealized appreciation (depreciation)         (11,121,601)
          ----------------------------------------------------------
          Other temporary differences                    (14,029,550)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows:

          EXPIRATION DATE

          January 31, 2007                              $(17,432,351)
          ----------------------------------------------------------
          January 31, 2008                               (10,853,391)
          ----------------------------------------------------------
          January 31, 2009                               (24,778,024)
          ----------------------------------------------------------
          January 31, 2010                              (137,538,425)
          ----------------------------------------------------------
          January 31, 2011                              (159,064,624)
          ----------------------------------------------------------
          January 31, 2013                               (19,318,197)
          ----------------------------------------------------------
          Total                                        $(368,985,012)
          ----------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at the following annual rates:

          First $1.4 billion of average net assets              0.46%
          ----------------------------------------------------------
          In excess of $1.4 billion of average net assets       0.44%
          ----------------------------------------------------------

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters (See Legal Proceedings footnote), MFS has agreed to reduce the fund's management fee to 0.39% in excess of $1.4 billion of average daily net assets for the period March 1, 2004 through February 28, 2009 which is shown as a reduction of total expenses in the Statement of Operations. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund.

Management fees incurred for the year ended January 31, 2005 were an effective rate of 0.46% of average daily net assets on an annualized basis.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for current Independent Trustees. Included in Trustees' compensation is a net increase of $6,117 as a result of the change in the fund's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $9,604 for retired Independent Trustees for the year ended January 31, 2005.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                               BEGINNING OF
                                   PERIOD             4/01/04
EFFECTIVE DATE                THROUGH 3/31/04     THROUGH 2/28/05     3/01/05

First $2 billion                  0.0175%             0.01120%       0.01626%
------------------------------------------------------------------------------
Next $2.5 billion                 0.0130%             0.00832%       0.01206%
------------------------------------------------------------------------------
Next $2.5 billion                 0.0005%             0.00032%       0.00056%
------------------------------------------------------------------------------
In excess of $7 billion           0.0000%             0.00000%       0.00000%
------------------------------------------------------------------------------

The March 1, 2005 rates were not effective during the current reporting period. For the year ended January 31, 2005, the fund paid MFS, $132,511 equivalent to 0.0087% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $134,530 and $1,087 for the year ended January 31, 2005, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, Class R2, Class 529A, Class 529B, and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. The fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2
Distribution Fee                                  0.10%           0.75%           0.75%           0.25%           0.25%
-----------------------------------------------------------------------------------------------------------------------
Service Fee                                       0.25%           0.25%           0.25%           0.25%           0.25%
-----------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                           0.35%           1.00%           1.00%           0.50%           0.50%
-----------------------------------------------------------------------------------------------------------------------

                                             CLASS 529A      CLASS 529B      CLASS 529C
Distribution Fee                                  0.25%           0.75%           0.75%
-----------------------------------------------------------------------------------------------------------------------
Service Fee                                       0.25%           0.25%           0.25%
-----------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                           0.50%           1.00%           1.00%
-----------------------------------------------------------------------------------------------------------------------

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the year ended January 31, 2005 amounted to:

                                                CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2

Service Fee Retained by MFD                     $76,721          $2,056            $964            $125            $213
-----------------------------------------------------------------------------------------------------------------------

                                             CLASS 529A      CLASS 529B      CLASS 529C

Service Fee Retained by MFD                        $227             $15             $90
-----------------------------------------------------------------------------------------------------------------------

Fees incurred under the distribution plan during the year ended January 31, 2005 were as follows:

                                                CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2

Effective Annual Percentage Rates                 0.30%           1.00%           1.00%           0.50%           0.50%
-----------------------------------------------------------------------------------------------------------------------

                                             CLASS 529A      CLASS 529B      CLASS 529C

Effective Annual Percentage Rates                 0.35%           1.00%           1.00%
-----------------------------------------------------------------------------------------------------------------------

A portion of the Class A distribution fee is currently being paid by the fund. Payment of the remaining 0.05% per annum Class A distribution fee is currently not imposed and will be implemented on such date as the Trustees of the fund may determine.

A portion of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% per annum Class 529A distribution fee is currently not imposed and will be implemented on such date as the Trustees of the fund may determine.

Assets attributable to Class A shares sold prior to March 1, 1991 are subject to a service fee of 0.15% per annum.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and Class 529C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended January 31, 2005 were as follows:

                                                CLASS A         CLASS B         CLASS C      CLASS 529B      CLASS 529C
Contingent Deferred Sales Charges
Imposed                                         $33,849        $996,203         $35,896            $480            $129
-----------------------------------------------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties that administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the Board of Trustees that oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. For the period July 1, 2004 through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund is charged up to 0.1035% of its average daily net assets. For the year ended January 31, 2005, the fund paid MFSC a fee of $1,441,274 for shareholder services which equated to 0.0947% of the fund's average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $586,917, and other costs paid by the fund directly to unaffiliated vendors for the year ended January 31, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,001,074,772 and $1,227,440,477, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $1,495,594,308
-------------------------------------------------------------------------------
Gross unrealized depreciation                                      $(30,906,766)
-------------------------------------------------------------------------------
Gross unrealized appreciation                                        19,786,540
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)                         $(11,120,226)
-------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                           Year ended 1/31/05                 Year ended 1/31/04
                                        SHARES            AMOUNT           SHARES            AMOUNT
CLASS A SHARES
Shares sold                             49,940,117      $195,588,296      263,429,037      $975,201,278
--------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions           11,800,931        46,380,896       13,148,655        49,086,946
--------------------------------------------------------------------------------------------------------
Shares reacquired                      (95,320,762)     (372,376,173)    (260,225,852)     (975,175,194)
--------------------------------------------------------------------------------------------------------
Net change                             (33,579,714)    $(130,406,981)      16,351,840       $49,113,030
--------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                             11,988,099       $47,146,590       39,953,134      $148,493,538
--------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions            4,485,634        17,644,656        5,260,172        19,632,842
--------------------------------------------------------------------------------------------------------
Shares reacquired                      (39,553,420)     (154,823,486)     (43,703,120)     (164,021,969)
--------------------------------------------------------------------------------------------------------
Net change                             (23,079,687)     $(90,032,240)       1,510,186        $4,104,411
--------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                             11,232,803       $44,104,669       39,363,788      $146,852,010
--------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions            1,858,994         7,333,640        2,695,233        10,072,343
--------------------------------------------------------------------------------------------------------
Shares reacquired                      (29,784,248)     (116,926,550)     (40,186,145)     (150,393,766)
--------------------------------------------------------------------------------------------------------
Net change                             (16,692,451)     $(65,488,241)       1,872,876        $6,530,587
--------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                             19,961,981       $78,328,710       16,395,513       $61,976,872
--------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions            2,663,323        10,454,551        1,011,179         3,809,085
--------------------------------------------------------------------------------------------------------
Shares reacquired                       (3,298,517)      (12,799,669)      (1,299,110)       (4,861,745)
--------------------------------------------------------------------------------------------------------
Net change                              19,326,787       $75,983,592       16,107,582       $60,924,212
--------------------------------------------------------------------------------------------------------

CLASS R1 SHARES

Shares sold                                923,723        $3,647,261          378,986        $1,440,673
--------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions               50,560           198,940            8,675            33,018
--------------------------------------------------------------------------------------------------------
Shares reacquired                         (305,933)       (1,203,026)         (57,996)         (219,929)
--------------------------------------------------------------------------------------------------------
Net change                                 668,350        $2,643,175          329,665        $1,253,762
--------------------------------------------------------------------------------------------------------

                                           Year ended 1/31/05                Period ended 1/31/04*
                                        SHARES            AMOUNT           SHARES            AMOUNT
CLASS R2 SHARES

Shares sold                                 51,117          $199,781           10,394           $40,020
--------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                2,130             8,424              135               527
--------------------------------------------------------------------------------------------------------
Shares reacquired                           (1,855)           (7,376)              --                --
--------------------------------------------------------------------------------------------------------
Net change                                  51,392          $200,829           10,529           $40,547
--------------------------------------------------------------------------------------------------------

                                           Year ended 1/31/05                 Year ended 1/31/04
                                        SHARES            AMOUNT           SHARES            AMOUNT
CLASS 529A SHARES

Shares sold                                103,438          $412,576           91,513          $344,021
--------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                9,573            37,541            4,463            16,834
--------------------------------------------------------------------------------------------------------
Shares reacquired                          (21,958)          (84,833)          (8,855)          (35,102)
--------------------------------------------------------------------------------------------------------
Net change                                  91,053          $365,284           87,121          $325,753
--------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                                  7,162           $28,051           20,449           $77,682
--------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                2,268             8,894            1,044             3,939
--------------------------------------------------------------------------------------------------------
Shares reacquired                           (4,340)          (16,951)            (386)           (1,493)
--------------------------------------------------------------------------------------------------------
Net change                                   5,090           $19,994           21,107           $80,128
--------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                                 42,089          $165,359           33,329          $125,486
--------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                5,205            20,480            1,873             7,079
--------------------------------------------------------------------------------------------------------
Shares reacquired                           (7,613)          (30,139)             (41)             (163)
--------------------------------------------------------------------------------------------------------
Net change                                  39,681          $155,700           35,161          $132,402
--------------------------------------------------------------------------------------------------------
* For the period from the inception of Class R2, October 31, 2003, through January 31, 2004.

The fund is one of several MFS mutual funds in which the MFS Asset Allocation Funds may invest. The MFS Asset Allocation Funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund and MFS Growth Allocation Fund were the owners of record of approximately 5% and 5%, respectively, of the total outstanding shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended January 31, 2005 was $9,420, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended January 31, 2005.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

Sales and purchases in the table below are netted by currency.

--------------
SALES
--------------
                                                                      NET
                                                                   UNREALIZED
                      CONTRACTS TO      IN EXCHANGE   CONTRACTS   APPRECIATION
                     DELIVER/RECEIVE       FOR         AT VALUE   (DEPRECIATION)

    SETTLEMENT DATE

  2/14/05 - 2/28/05  EUR  26,958,897   $35,069,154   $35,172,684    $(103,530)
                                       ===========   ===========    =========

--------------
PURCHASES
--------------

            2/14/05  EUR   4,791,336    $6,351,150    $6,250,910    $(100,240)
            3/10/05  GBP     788,716     1,474,900     1,481,530        6,630
            2/14/05  SEK   5,253,248       752,920       752,870          (50)
                                       -----------   -----------    ---------
                                        $8,578,970    $8,485,310     $(93,660)
                                       ===========   ===========    =========

At January 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS Funds received the payment on February 16, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants
(i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust III and the Shareholders of
MFS High Income Fund:

We have audited the accompanying statement of assets and liabilities of MFS High Income Fund (the "Fund") (a fund of MFS Series Trust III), including the portfolio of investments, as of January 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS High Income Fund as of January 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
March 24, 2005

---------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
---------------------------------------------------------------------------------------------------------

The Trustees and officers of the trust, as of March 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
                                                                       ----------------------------------

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                       Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director; Southwest Gas
                                                                       Corporation (natural gas
                                                                       distribution company), Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional    products),    Chief
                                                                       Executive Officer (until May 2001)

Elaine R. Smith                 Trustee            February 1992       Independent health care industry
(born 04/25/46)                                                        consultant

OFFICERS
Robert J. Manning(3)            Advisory Trustee   December 2004       Massachusetts Financial Services
(born 10/20/63)                 and President      (Advisory           Company, Chief Executive Officer,
                                                   Trustee);           President, Chief Investment
                                                   February-December   Officer and Director
                                                   2004 (Trustee)

James R. Bordewick, Jr.(3)      Assistant          September 1990      Massachusetts Financial Services
(born 03/06/59)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/01/56)                 Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since April 2004); Hale and Dorr
                                                                       LLP (law firm), Partner (prior to
                                                                       April 2004)

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

James F. DesMarais(3)           Assistant          September 2004      Massachusetts Financial Services
(born 03/09/61)                 Secretary and                          Company, Assistant General Counsel
                                Assistant Clerk

Richard M. Hisey(3)             Treasurer          August 2002         Massachusetts Financial Services
(born 08/29/58)                                                        Company, Senior Vice President
                                                                       (since July 2002); The Bank of New
                                                                       York, Senior Vice President
                                                                       (September 2000 to July 2002);
                                                                       Lexington Global Asset Managers,
                                                                       Inc., Executive Vice President and
                                                                       Chief Financial Officer (prior to
                                                                       September 2000); Lexington Funds,
                                                                       Chief Financial Officer (prior to
                                                                       September 2000)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

----------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Ms. Lane are members of the trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 99 funds within the MFS Family of Funds.

In addition, the Trustees have appointed Robert J. Manning, Robert C. Pozen and Laurie J. Thomsen as
Advisory Trustees and have nominated each to be elected as Trustees by shareholders. If elected, Messrs.
Manning and Pozen would serve as interested Trustees while Ms. Thomsen would serve as an independent
Trustee. Information relating to Messrs. Manning and Pozen and Ms. Thomsen is continued in the table below. The trust will hold a shareholders meeting in 2005 and at least once every five years thereafter to elect Trustees.

ADVISORY TRUSTEES
Robert J. Manning(3)            Advisory Trustee   December 2004       Massachusetts Financial Services
(born 10/20/63)                 and President      (Advisory           Company, Chief Executive Officer,
                                                   Trustee);           President, Chief Investment
                                                   February-December   Officer and Director
                                                   2004 (Trustee)

Robert C. Pozen(3)              Advisory Trustee   December 2004       Massachusetts Financial Services
(born 08/08/46)                                    (Advisory           Company, Chairman (since February
                                                   Trustee);           2004); Harvard Law School
                                                   February-December   (education), John Olin Visiting
                                                   2004 (Trustee)      Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); The Bank of New York
                                                                       (financial services), Director;
                                                                       Bell Canada Enterprises
                                                                       (telecommunications), Director;
                                                                       Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

Laurie J. Thomsen               Advisory Trustee   December 2004       Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

------------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.

(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").

(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Statement of Additional Information contains further information about the
Trustees and is available without charge upon request by calling
1-800-225-2606.
-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                          CUSTODIANS
Massachusetts Financial Services Company                    State Street Bank and Trust Company
500 Boylston Street, Boston, MA                             225 Franklin Street, Boston, MA 02110
02116-3741
                                                            J.P. Morgan Chase Bank
DISTRIBUTOR                                                 One Chase Manhattan Plaza
MFS Fund Distributors, Inc.                                 New York, NY 10081
500 Boylston Street, Boston, MA
02116-3741                                                  INDEPENDENT REGISTERED PUBLIC
                                                            ACCOUNTING FIRM
PORTFOLIO MANAGERS                                          Deloitte & Touche LLP
John F. Addeo                                               200 Berkeley Street, Boston, MA 02116
Scott B. Richards

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------
The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.

For the year ended January 31, 2005, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 1.46%.

The fund hereby designates the maximum amount allowable as qualified dividend income eligible for a maximum tax rate of 15%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.
--------------------------------------------------------------------------------

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MFH-ANN-03/05 87M

MFS(R) MUNICIPAL HIGH INCOME FUND                                       1/31/05


ANNUAL REPORT
-------------------------------------------------------------------------------

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        ANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                4
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    5
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  7
                        ------------------------------------------------------
                        EXPENSE TABLE                                       12
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            14
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                42
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       52
                        ------------------------------------------------------
                        REPORT OF INDEPENDENT REGISTERED
                        PUBLIC ACCOUNTING FIRM                              66
                        ------------------------------------------------------
                        TRUSTEES AND OFFICERS                               67
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION               71
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      71
                        ------------------------------------------------------
                        FEDERAL TAX INFORMATION                             71
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

------------------------------------------------------------------------------
LETTER FROM THE CEO
------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Last summer and fall, I wrote to you about enhancements that MFS(R) was making to its investment process. Our goal, as always, was to deliver strong performance across all asset classes. I am now happy to report to you that 2004 was a very successful year for MFS, relative to our peers in the mutual fund industry. While there will always be room for improvement, we believe the enhancements we have made to our investment process resulted in significantly improved performance across the MFS Family of Funds(R).

You may remember some of the enhancements I outlined last year.
They included

  o increasing collaboration and information sharing among our investment personnel across asset classes, through an Investment Management Committee with members from our Domestic Equity, International Equity, Fixed Income, and Quantitative Research teams

  o increasing the number of analysts supporting our portfolio managers and doubling the average investment experience of our domestic equity analyst staff

  o making additional use of our most-seasoned portfolio managers to mentor research analysts

  o combining more quantitative, top-down risk control and security analysis with our traditional bottom-up research process

  o opening a research office in Mexico City to complement our existing staff in Boston, London, Singapore, and Tokyo

The effect of these enhancements, I believe, is evident in the 2004 performance of our funds. For the 12 months ended December 31, 2004, 80% of MFS domestic equity funds, 100% of MFS international equity funds, and 80% of MFS fixed- income funds delivered results in the top half of their Lipper peer groups.

Our longer-term performance also benefited from our ongoing commitment to the MFS Original Research(R) process: more than 75% of MFS funds were in the top half of their respective Lipper categories over the 3-, 5-, and 10-year periods ended December 31, 2004.

Of course, I cannot offer any guarantees that our performance will repeat itself. Still, I am confident that the recent enhancements to our investment process will continue to benefit shareholders in 2005 and beyond.

What I can tell you with certainty is that the way you manage your investments will determine how well you take advantage of the performance that financial markets deliver. Historically, individual investors have tended to underperform the markets. For example, a 2003 study by DALBAR, Inc. showed that over the nearly two decades from 1984 through 2002, the average U.S. stock investor earned a 2.6% average annual return at a time when U.S. stocks, as measured by the Standard & Poor's 500 Stock Index, delivered a 12.2% average annual return.(1)

This huge discrepancy, in our view, occurred because nonprofessional investors generally did not adhere to the basic principles followed by most professional investors: allocate among asset classes, diversify within each asset class, and rebalance one's portfolio on a routine schedule. I elaborated on this "ADR" theme in fund reports over the last few months of 2004. For more information on how to apply a Disciplined Diversification(SM) strategy to your portfolio using the principles of ADR, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Web site, MFS.COM.

As always, we appreciate your confidence in MFS, and you can be sure of our continued commitment to do the best we can to help you pursue your long-term financial goals.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    March 15, 2005

It is not possible to invest directly in an index.

Lipper rankings and performance are based on historical average annual returns of Class A shares, and do not include any sales charges. Past performance is no guarantee of future results.

Asset allocation and diversification cannot guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: DALBAR July 2003 update to its Quantitative Analysis of Investment Behavior; DALBAR, Inc., is a financial-services market research firm headquartered in Boston, MA.

-----------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-----------------------------------------------------------------------------

              PORTFOLIO STRUCTURE*

              Bonds                                      96.6%
              Cash & Other Net Assets                     0.4%

              TOP FIVE BOND INDUSTRIES*

              Health care/Hospitals                      22.5%
              ------------------------------------------------
              Health care/Long Term Care                 11.9%
              ------------------------------------------------
              Invest or Owned Utilities                   5.8%
              ------------------------------------------------
              Toll Roads                                 l4.8%
              ------------------------------------------------
              IDB Paper                                   4.0%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        18.3%
              ------------------------------------------------
              AA                                          2.5%
              ------------------------------------------------
              A                                           6.8%
              ------------------------------------------------
              BBB                                        27.2%
              ------------------------------------------------
              BB                                         10.5%
              ------------------------------------------------
              B                                           4.1%
              ------------------------------------------------
              CCC                                         3.2%
              ------------------------------------------------
              CC                                          0.3%
              ------------------------------------------------
              Not Rated                                  27.1%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                             6.6
              ------------------------------------------------
              Average Life                           16.4 yrs.
              ------------------------------------------------
              Average Maturity***                    18.8 yrs.
              ------------------------------------------------
              Average Quality                             BBB+
              ------------------------------------------------
              Average Quality Short Term Bonds             A-1
              ------------------------------------------------

  * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

 ** Credit quality ratings are based on a weighted average of each security's ratings from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered not rated, except for U.S. Treasuries and mortgage-backed securities, which are included in the "AAA"-rating category. Percentages are based on market value of investments as of 1/31/05.

*** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

Percentages are based on net assets as of 1/31/05 unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the twelve months ended January 31, 2005, Class A shares of the fund provided a total return of 7.16%, not including sales charges, outperforming the 4.86% return of its benchmark, the Lehman Brothers Municipal Bond Index (the Lehman Index). The fund's investment objective is to provide high current income exempt from federal income taxes by investing primarily in municipal bonds and notes which may be of medium and lower quality. The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from federal income tax. To meet this policy, the fund may invest in municipal securities which are bonds or other debt obligations of a U.S. state or political subdivision, such as a county, city, town, village or authority.

MARKET ENVIRONMENT

At the start of the period, we believed that markets were concerned about the sustainability of the economic recovery. Fixed-income markets had finished strongly in 2003. This bond-friendly environment was interrupted by strong U.S. employment and economic data in the second quarter of 2004, which we believe precipitated a bond market selloff. Accelerating domestic demand in the first half of the period, coupled with rising inflation and a very accommodative monetary stance caused the U.S. Federal Reserve Board to begin raising short-term rates in June. Despite four more rate hikes in the second half of the period, we believe U.S. economic conditions contributed to a decline in longer maturity bond yields, while corporate and emerging bond yields narrowed to U.S. Treasuries. Under this scenario the yield curve flattened - interest rates on the short end of the curve moved up while rates on the long end decreased slightly.

Compared to 2003, where we believed a large number of states and municipalities issued debt in order to take advantage of historically low interest rates, the rate of new bond issuance fell in 2004. However, demand for municipal bonds did not decline with issuance. In our view, this supply- demand scenario aided municipal bond performance over the period.

CONTRIBUTORS TO PERFORMANCE

The fund benefited from its exposure to lower-quality debt relative to the Lehman Index. During an improving economic environment where high-yield bonds tended to outperform, the fund's larger relative position in "BBB"-rated and below-investment-grade debt (bonds rated lower than "BBB") enhanced relative returns. (The Lehman Index is composed primarily of higher-grade securities with no bonds rated lower than "BBB".)

Strong security selection in the utilities sector also enhanced relative returns. In the health care sector, a combination of security selection and an overweighted position in the group contributed to results.

In addition, yield curve positioning aided relative results. (A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type. A normal yield curve is upward sloping, with short-term rates lower than long-term rates.) An underweighted position in the short-term part of the curve (represented by bonds with durations of 0-to-4 years) enhanced performance as rates in that area experienced the largest rate increases. Similarly an overweighted position in the intermediate to long-term part of the curve (represented by bonds with durations of 14-to-25 years) contributed as rates in that area decreased slightly over the period.

DETRACTORS FROM PERFORMANCE

The fund's duration positioning relative to the Lehman Index held back results. At certain points during the period, the portfolio had a slightly higher overall duration - or sensitivity to interest rates - relative to the benchmark. This duration positioning held back performance as rising interest rates across parts of the yield curve negatively impacted the prices for some of the fund's bond positions.

    Respectfully,

/s/ Geoffrey L. Schecter

    Geoffrey L. Schecter
    Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 1/31/05
------------------------------------------------------------------------------

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                     MFS Municipal High     Lehman Brothers
                        Income Fund           Municipal
                        - Class A             Bond Index

          1/95           $ 9,525              $10,000
          1/96            10,851               11,505
          1/97            11,163               11,947
          1/98            12,369               13,155
          1/99            13,055               14,029
          1/00            12,390               13,520
          1/01            13,510               15,316
          1/02            14,338               16,220
          1/03            15,050               17,431
          1/04            16,251               18,509
          1/05            17,415               19,407

TOTAL RETURNS

--------------------
Average Annual
without sales charge
--------------------

                      Class
  Share class    inception date     1-yr        3-yr        5-yr       10-yr
------------------------------------------------------------------------------
       A             2/24/84          7.16%       6.69%       7.05%      6.22%
------------------------------------------------------------------------------
       B             9/07/93          6.47%       5.87%       6.21%      5.34%
------------------------------------------------------------------------------
       C             9/25/98          6.10%       5.63%       5.98%      5.19%
------------------------------------------------------------------------------

--------------------
Average Annual
--------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average high-yield municipal
debt fund+                            6.13%       6.23%       6.30%      5.61%
------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
Index#                                4.86%       6.16%       7.50%      6.86%
------------------------------------------------------------------------------

--------------------
Average Annual
with sales charge
--------------------

Share class
------------------------------------------------------------------------------
       A                              2.07%       4.98%       6.01%      5.70%
------------------------------------------------------------------------------
       B                              2.47%       4.97%       5.89%      5.34%
------------------------------------------------------------------------------
       C                              5.10%       5.63%       5.98%      5.19%
------------------------------------------------------------------------------

--------------------
Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
       A                              7.16%      21.46%      40.55%     82.84%
------------------------------------------------------------------------------
       B                              6.47%      18.66%      35.14%     68.18%
------------------------------------------------------------------------------
       C                              6.10%      17.88%      33.70%     65.88%
------------------------------------------------------------------------------

+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Lehman Brothers Municipal Bond Index - a rules-based, market-value-weighted index representative of the tax-exempt bond market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 4.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC.

Performance for C shares includes the performance of the fund's Class B shares prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The portfolio may invest in municipal bonds that are general obligations backed by the full faith and credit of the municipal issuer. The portfolio may also invest in municipal bonds called revenue obligations which are subject to a higher degree of credit risk than general obligations. Revenue obligations finance specific projects, such as building a hospital, and are not backed by the full faith and credit of the municipal issuer. The portfolio may invest in assets in revenue bonds relating to any one specific industry (e.g., housing, health care, water and sewer, etc.). Because revenue obligations are repaid from the revenues from a facility, they are subject to a risk of default in payments of principal and interest if the facility does not generate enough income. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

The portfolio may invest in high yield or lower-rated securities (non-rated, below "BBB"), which may provide greater returns but are subject to greater-than-average risk.

The portfolio may invest a relatively high percentage of its assets in a small number of issuers or even in a single issuer. This makes the portfolio's value more sensitive to developments associated with the issuer and the overall market.

The fixed income securities purchased by the fund may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the fund's performance.

As with any fixed income security, the prices of municipal securities in the fund's portfolio will generally fall when interest rates rise. Conversely, when interest rates fall, the prices of municipal securities in the fund's portfolio will generally rise.

Interest rate risk will generally affect the price of a municipal security more if the security has a longer maturity. Municipal securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, municipal securities with shorter maturities will be less volatile but generally provide lower returns than municipal securities with longer maturities. The average maturity of the fund's municipal security investments will affect the volatility of the fund's share price.

Credit risk is the risk that the issuer of a municipal security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain municipal securities to indicate their credit risk. The price of a municipal security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk. A participation interest is also subject to the risk of default by the issuing bank.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM AUGUST 1, 2004, THROUGH JANUARY 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, August 1, 2004 through January 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class
-------------------------------------------------------------------------------
                                                                    Expenses
                     Annualized     Beginning        Ending       Paid During
                       Expense    Account Value   Account Value     Period**
                        Ratio       8/01/04          1/31/05    8/01/04-1/31/05
-------------------------------------------------------------------------------
    Actual              0.71%        $1,000          $1,061         $3.69
A  ----------------------------------------------------------------------------
    Hypothetical*       0.71%        $1,000          $1,022         $3.62
-------------------------------------------------------------------------------
    Actual              1.47%        $1,000          $1,057         $7.62
B  ----------------------------------------------------------------------------
    Hypothetical*       1.47%        $1,000          $1,018         $7.48
-------------------------------------------------------------------------------
    Actual              1.71%        $1,000          $1,056         $8.86
C  ----------------------------------------------------------------------------
    Hypothetical*       1.71%        $1,000          $1,017         $8.69
-------------------------------------------------------------------------------

 * 5% class return per year before expenses.
** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 1/31/05
-----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.9%
-----------------------------------------------------------------------------------------------
ISSUER                                                            PAR AMOUNT            $ VALUE
-----------------------------------------------------------------------------------------------
Airport & Port Revenue - 0.8%
-----------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., RITES,
FSA, 8.98%, 2022+(+)                                              $6,250,000         $7,642,125
-----------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev., RITES, AMBAC,
9.84%, 2017+(+)                                                    2,500,000          3,062,450
-----------------------------------------------------------------------------------------------
                                                                                    $10,704,575
-----------------------------------------------------------------------------------------------
Chemicals - 0.4%
-----------------------------------------------------------------------------------------------
Red River Authority, TX, Pollution Control Rev.
(Celanese Project), 6.7%, 2030                                    $5,380,000         $5,509,550
-----------------------------------------------------------------------------------------------

General Obligations - General Purpose - 3.1%
-----------------------------------------------------------------------------------------------
Cranston, RI, FGIC, 6.375%, 2014                                    $855,000         $1,005,121
-----------------------------------------------------------------------------------------------
Delaware County, OH, 6.25%, 2010(++)                               1,000,000          1,180,940
-----------------------------------------------------------------------------------------------
Hidalgo County, TX, AMBAC, 6%, 2016                                1,010,000          1,156,763
-----------------------------------------------------------------------------------------------
Houston County, AL, AMBAC, 6.25%, 2019                             3,500,000          4,099,725
-----------------------------------------------------------------------------------------------
Little Rock, AR, Capital Improvement Rev., 5.7%, 2018                810,000            838,423
-----------------------------------------------------------------------------------------------
Los Angeles, CA, RITES, FGIC, 8.0721%, 2015+(+)                    5,310,000          6,876,981
-----------------------------------------------------------------------------------------------
New York City, NY, 6.125%, 2006(++)                                5,000,000          5,267,950
-----------------------------------------------------------------------------------------------
New York City, NY, FGIC, 5.875%, 2024                              7,000,000          7,443,450
-----------------------------------------------------------------------------------------------
New York City, NY, FGIC, 6.125%, 2025                              8,000,000          8,739,586
-----------------------------------------------------------------------------------------------
State of Florida, Department of Transportation, RITES,
7.5606%, 2017+(+)                                                  2,300,000          2,648,588
-----------------------------------------------------------------------------------------------
State of Massachusetts, ROLS, 8.792%, 2017+(+)                     2,000,000          2,501,120
-----------------------------------------------------------------------------------------------
West Warwick, RI, 7.45%, 2013                                        495,000            508,895
-----------------------------------------------------------------------------------------------
                                                                                    $42,267,542
-----------------------------------------------------------------------------------------------
General Obligations - Improvement - 0.5%
-----------------------------------------------------------------------------------------------
Bergen County, NJ, Improvement Authority School District
Rev. (Township of Wyckoff Board of Education), 5%, 2032             $540,000           $569,911
-----------------------------------------------------------------------------------------------
Birmingham, AL, 5.75%, 2019                                        1,000,000          1,123,480
-----------------------------------------------------------------------------------------------
District of Columbia, "A", 6%, 2007(++)                            5,000,000          5,505,550
-----------------------------------------------------------------------------------------------
                                                                                     $7,198,941
-----------------------------------------------------------------------------------------------

General Obligations - Schools - 3.0%
-----------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, RITES, 8.0375%, 2020+
(+)                                                               $7,910,000        $10,272,242
-----------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6%, 2010(++)                  1,700,000          1,972,833
-----------------------------------------------------------------------------------------------
Fort Bend, TX, Independent School District, "A", PSF,
5.25%, 2027                                                        2,825,000          3,051,396
-----------------------------------------------------------------------------------------------
Houston, TX, Independent School District, RITES, PSF,
8.049%, 2017+(+)                                                   5,000,000          5,804,500
-----------------------------------------------------------------------------------------------
Kane Cook & Dupage Counties, IL, FSA, 6.5%, 2011(++)               1,355,000          1,600,431
-----------------------------------------------------------------------------------------------
Kane Cook & Dupage Counties, IL, FSA, 6.375%, 2011(++)             1,255,000          1,472,441
-----------------------------------------------------------------------------------------------
Lake County, IL, FGIC, 6%, 2008(++)                                2,500,000          2,763,475
-----------------------------------------------------------------------------------------------
Leander, TX, Independent School District, PSF, 0%, 2029            7,310,000          1,889,343
-----------------------------------------------------------------------------------------------
Leander, TX, Independent School District, PSF, 0%, 2030            6,480,000          1,574,770
-----------------------------------------------------------------------------------------------
McHenry & Lake County, IL, FSA, 6.125%, 2018                       1,700,000          1,940,482
-----------------------------------------------------------------------------------------------
State of Florida, Board of Education, RITES, FGIC,
8.0836%, 2012+(+)                                                  1,500,000          1,882,470
-----------------------------------------------------------------------------------------------
State of Florida, Board of Education, RITES, FGIC,
8.0836%, 2013+(+)                                                  5,000,000          6,342,300
-----------------------------------------------------------------------------------------------
                                                                                    $40,566,683
-----------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 21.9%
-----------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority
Rev. (South Hills Health Systems), 6.75%, 2025                    $1,200,000         $1,280,892
-----------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority
Rev. (West Penn Allegheny Health), 9.25%, 2022                     3,360,000          3,920,414
-----------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority
Rev. (West Penn Allegheny Health), 9.25%, 2030                     6,100,000          7,120,652
-----------------------------------------------------------------------------------------------
Athens County, OH, Hospital Facilities Rev. (O'Bleness
Memorial Hospital), 7.125%, 2033                                   2,500,000          2,595,025
-----------------------------------------------------------------------------------------------
Baldwin County, AL, Eastern Shore Health Care Authority
Rev. (Thomas Hospital), 6.75%, 2015                                  500,000            516,105
-----------------------------------------------------------------------------------------------
Baldwin County, AL, Eastern Shore Health Care Authority
Rev. (Thomas Hospital), 5.75%, 2027                                1,600,000          1,593,872
-----------------------------------------------------------------------------------------------
Brookhaven, NY, Industrial Development Agency Rev.
(Memorial Hospital Medical Center Inc.), 8.25%, 2030               2,500,000          2,688,725
-----------------------------------------------------------------------------------------------
California Valley Health Systems, COP, 6.875%, 2023                2,240,000          2,251,200
-----------------------------------------------------------------------------------------------
Chautauqua County, NY, Industrial Development Agency,
Civic Facilities Rev. (Women's Christian Assn.), "A",
6.35%, 2017                                                        1,270,000          1,296,835
-----------------------------------------------------------------------------------------------
Chautauqua County, NY, Industrial Development Agency,
Civic Facilities Rev. (Women's Christian Assn.), "A",
6.4%, 2029                                                         3,430,000          3,346,034
-----------------------------------------------------------------------------------------------
Chemung County, NY, Civic Facilities Rev. (St. Joseph's
Hospital-Elmira), 6%, 2013                                         1,995,000          2,020,596
-----------------------------------------------------------------------------------------------
Chemung County, NY, Civic Facilities Rev. (St. Joseph's
Hospital-Elmira), 6.35%, 2013                                      1,460,000          1,503,625
-----------------------------------------------------------------------------------------------
Chester County, PA, Health & Educational Facilities Rev.
(Chester County Hospital), 6.75%, 2031                             2,500,000          2,653,625
-----------------------------------------------------------------------------------------------
Citrus County, FL, Hospital Development Authority Rev.
(Citrus Memorial Hospital), 6.25%, 2023                              985,000          1,048,168
-----------------------------------------------------------------------------------------------
Coffee County, GA, Hospital Authority Rev. (Coffee
Regional Medical Center, Inc.), 5%, 2026                             110,000            111,210
-----------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview
Hospital), 6%, 2005(++)                                            4,695,000          4,892,284
-----------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview
Hospital), 6%, 2016                                                2,305,000          2,400,750
-----------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview
Medical Center), 6.5%, 2020                                          770,000            860,521
-----------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Portercare
Adventist Health Systems), 6.625%, 2026                            2,200,000          2,460,766
-----------------------------------------------------------------------------------------------
Comal County, TX, Health Facilities Development Rev.
(McKenna Memorial Hospital), 6.125%, 2022                          2,000,000          2,077,360
-----------------------------------------------------------------------------------------------
Crittenden County, AR, Hospital Rev., Refunding &
Improvement, 7.15%, 2025                                           1,165,000          1,175,671
-----------------------------------------------------------------------------------------------
Cullman, AL, Cullman Medical Park South, Medical Clinic
Board Rev. (Cullman Regional Medical Center), 6.5%, 2013           1,280,000          1,289,613
-----------------------------------------------------------------------------------------------
Cuyahoga County, OH, Hospital Facilities Rev. (Canton,
Inc.), 7.5%, 2030                                                  5,020,000          5,672,148
-----------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 5.375%,
2018                                                               3,700,000          3,811,333
-----------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 5.375%,
2028                                                                 950,000            956,945
-----------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., "A", 6%,
2023                                                                 750,000            777,945
-----------------------------------------------------------------------------------------------
District of Columbia, Health & Hospital Authority Rev.
(Medstar University Hospital), "D", 6.875%, 2007(++)               3,875,000          4,221,580
-----------------------------------------------------------------------------------------------
Gaylord, MI, Hospital Finance Authority Rev. (Otsego
Memorial Hospital), 6.2%, 2025                                       750,000            747,225
-----------------------------------------------------------------------------------------------
Gaylord, MI, Hospital Finance Authority Rev. (Otsego
Memorial Hospital), 6.5%, 2031                                       865,000            865,900
-----------------------------------------------------------------------------------------------
Grand Forks, ND, Health Care Authority Rev. (Altru
Health Systems Obligation Group), 7.125%, 2024                     2,250,000          2,473,965
-----------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev.
(Adventist/Sunbelt Hospital), 6%, 2031                             3,000,000          3,269,640
-----------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Sinai
Health), 5.15%, 2037                                               2,500,000          2,585,400
-----------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital
Rev. (Munster Medical Research Foundation, Inc.),
6.375%, 2031                                                       8,950,000          9,319,635
-----------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital
Rev. (Munster Medicial Research Foundation, Inc.),
6.375%, 2021                                                       3,300,000          3,442,428
-----------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital
Rev. (Riverview Hospital), 6.125%, 2031                            3,750,000          3,943,688
-----------------------------------------------------------------------------------------------
Joplin, MO, Industrial Development Authority Health
Facilities Rev. (Freeman Health Systems), 5.5%, 2029               1,290,000          1,343,032
-----------------------------------------------------------------------------------------------
Joplin, MO, Industrial Development Authority Health
Facilities Rev. (Freeman Health Systems), 5.75%, 2035              1,395,000          1,491,325
-----------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority,
Health Systems Rev. (Norton Healthcare, Inc.), 6.5%,
2020                                                               5,000,000          5,475,650
-----------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority,
Health Systems Rev. (Norton Healthcare, Inc.), 6.625%,
2028                                                               2,000,000          2,164,220
-----------------------------------------------------------------------------------------------
Knox County, TN, Health Educational Housing Facilities
Board, Hospital Facilities Rev. (Baptist Health
Systems), 6.5%, 2031                                               5,350,000          5,434,530
-----------------------------------------------------------------------------------------------
Lufkin, TX, Health Facilities Rev. (Memorial Health
System of East Texas), 6.875%, 2026                                1,305,000          1,366,961
-----------------------------------------------------------------------------------------------
Lufkin, TX, Health Facilities Rev. (Memorial Health
System of East Texas), 5.7%, 2028                                  3,305,000          3,405,274
-----------------------------------------------------------------------------------------------
Macomb County, MI, Hospital Finance Authority Rev.
(Mount Clemens General Hospital), 5.75%, 2025                      2,000,000          1,924,360
-----------------------------------------------------------------------------------------------
Macomb County, MI, Hospital Finance Authority Rev.
(Mount Clemens General Hospital), 5.875%, 2034                     4,345,000          4,200,181
-----------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities
Authority Rev. (University of Maryland Medical System),
6.75%, 2030                                                        1,000,000          1,142,210
-----------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Caritas Christi), 6.5%, 2012                                 1,500,000          1,680,195
-----------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Caritas Christi), 5.7%, 2015                                 3,500,000          3,637,480
-----------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Jordan Hospital), 5.25%, 2018                                4,600,000          4,368,344
-----------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Milford Whitinsville Hospital), 6.35%, 2032                  1,450,000          1,545,454
-----------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (North Adams Regional Hospital), 6.625%, 2018                 1,405,000          1,439,001
-----------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Northern Berkshire Health), "B", 6.375%, 2034                1,510,000          1,520,464
-----------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Saints Memorial Medical Center), 6%, 2023                   12,530,000         12,608,939
-----------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (University of Massachusetts Memorial Hospital),
6.5%, 2021                                                           500,000            549,875
-----------------------------------------------------------------------------------------------
Mecosta County, MI, General Hospital Rev., 6%, 2018                1,200,000          1,204,344
-----------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Rev. (Mount Sinai
Medical Center), 6.75%, 2029                                       2,490,000          2,679,439
-----------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Rev. (Mount Sinai
Medical Center), "A", 6.7%, 2019                                   3,505,000          3,745,303
-----------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Memorial
Healthcare Center), 5.875%, 2021                                   1,000,000          1,072,840
-----------------------------------------------------------------------------------------------
Mississippi Business Finance Corp., Health Facilities
Rev. (Rush Medical Foundation, Inc.), 5.375%, 2015                   700,000            690,802
-----------------------------------------------------------------------------------------------
Mississippi Business Finance Corp., Health Facilities
Rev. (Rush Medical Foundation, Inc.), 5.625%, 2023                   250,000            244,450
-----------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities, Financing
Authority Rev. (Baptist Health), "C", 5.25%, 2029                  2,240,000          2,272,346
-----------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority
Rev. (Covenant Health), 6.5%, 2017                                 4,445,000          5,037,296
-----------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities
Authority Rev. (Catholic Medical Center), 6.125%, 2032             1,500,000          1,565,445
-----------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities
Authority Rev. (Littleton Regional Hospital), 5%, 2008               780,000            764,189
-----------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities
Authority Rev. (Littleton Regional Hospital), 5.9%, 2018           1,750,000          1,728,020
-----------------------------------------------------------------------------------------------
New Jersey Health Care Facilities, Financing Authority
Rev. (Palisades Medical Center), 6.625%, 2031                      1,115,000          1,202,884
-----------------------------------------------------------------------------------------------
New Jersey Health Care Facilities, Financing Authority
Rev. (St. Peter's University Hospital), 6.875%, 2030               4,000,000          4,453,600
-----------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency, Civic
Facilities Rev. (Staten Island University Hospital),
6.375%, 2031                                                         500,000            492,115
-----------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency, Civic
Facilities Rev. (Staten Island University Hospital),
6.375%, 2031                                                       1,480,000          1,456,660
-----------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency, Civic
Facilities Rev. (Staten Island University Hospital),
6.45%, 2032                                                          940,000            933,984
-----------------------------------------------------------------------------------------------
Ohio County, WV, County Commission Health System Rev.
(Ohio Valley Medical Center), 5.75%, 2013                          5,000,000          4,737,350
-----------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche
County Hospital), 6%, 2014                                         2,400,000          2,599,200
-----------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche
County Hospital), 6.6%, 2031                                       4,720,000          5,024,629
-----------------------------------------------------------------------------------------------
Peninsula Ports Authority Rev. (Whittaker Memorial),
FHA, 8.7%, 2023                                                      490,000            592,645
-----------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Rev., Hospital
Financing (Lifespan Obligated Group), 6.5%, 2032                   9,000,000         10,047,780
-----------------------------------------------------------------------------------------------
Richardson, TX, Hospital Authority Rev. (Baylor-
Richardson), 5.25%, 2013                                           1,500,000          1,554,390
-----------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare
Systems, Inc.), 6.375%, 2014                                       1,395,000          1,404,905
-----------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare
Systems, Inc.), 6.5%, 2027                                         1,855,000          1,835,096
-----------------------------------------------------------------------------------------------
Russell, KY (Franciscan Sisters of the Poor), 8.1%, 2006(++)         310,000            333,923
-----------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities
Board Hospital Rev. (Methodist Healthcare), 6%, 2012(++)             750,000            885,315
-----------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities
Board Hospital Rev. (Methodist Healthcare), 6%, 2012(++)           1,255,000          1,481,427
-----------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities
Board Hospital Rev. (Methodist Healthcare),
6.25%, 2012(++)                                                    1,250,000          1,496,338
-----------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities
Board Hospital Rev. (Methodist Healthcare), ETM, 6%,
2016(++)                                                             450,000            525,042
-----------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities
Board Hospital Rev. (Methodist Healthcare), ETM, 6%,
2017(++)                                                             745,000            865,995
-----------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities
Board Hospital Rev. (Methodist Healthcare), ETM, 6.25%,
2018(++)                                                             750,000            879,825
-----------------------------------------------------------------------------------------------
Sierra View, CA, Local Health Care District Rev., 5.4%,
2022                                                               3,000,000          3,058,710
-----------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority,
Hospital Facilities Rev. (Palmetto Health Alliance),
6.25%, 2031                                                        2,725,000          2,919,456
-----------------------------------------------------------------------------------------------
South Carolina Medical University, Hospital Facilities
Rev, "A", MBIA, 5%, 2031                                           1,995,000          2,060,655
-----------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev.
(Anderson Hospital), 5.375%, 2015                                    885,000            939,357
-----------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev.
(Anderson Hospital), 5.5%, 2020                                    1,625,000          1,710,361
-----------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev.
(Anderson Hospital), 5.625%, 2029                                  3,200,000          3,304,448
-----------------------------------------------------------------------------------------------
Springfield, TN, Health & Educational Facilities Rev.
(Northcrest Medical Center), 5.25%, 2018                           3,500,000          3,496,640
-----------------------------------------------------------------------------------------------
Springfield, TN, Health & Educational Facilities Rev.
(Northcrest Medical Center), 5.375%, 2024                          4,000,000          3,940,640
-----------------------------------------------------------------------------------------------
State of Arkansas, Development Finance Authority Rev.
(Washington Regional Medical Center), 7.25%, 2020                  2,500,000          2,786,375
-----------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency Rev.
(Southampton Hospital), 7.25%, 2020                                3,360,000          3,398,539
-----------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency Rev.
(Southampton Hospital), 7.625%, 2030                               1,480,000          1,517,207
-----------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee
Memorial Healthcare), 6.25%, 2020                                  4,500,000          4,686,390
-----------------------------------------------------------------------------------------------
Texas Metro Health Facilities Development Corp., Metro
Health Facilities Development Rev. (Wilson N. Jones
Memorial Hospital), 7.2%, 2021                                     4,300,000          4,409,263
-----------------------------------------------------------------------------------------------
Texas Metro Health Facilities Development Corp., Metro
Health Facilities Development Rev. (Wilson N. Jones
Memorial Hospital), 7.25%, 2031                                    2,000,000          2,042,920
-----------------------------------------------------------------------------------------------
Tom Green County, TX, Health Facilities Rev. (Shannon
Health System), 6.75%, 2021                                        3,150,000          3,388,361
-----------------------------------------------------------------------------------------------
Upper Illinois River Valley Development, Health
Facilities Rev. (Morris Hospital), 6.625%, 2031                    1,900,000          2,053,501
-----------------------------------------------------------------------------------------------
Valley, AL, Financing Authority Rev. (Lanier Memorial
Hospital), 5.45%, 2011                                             1,175,000          1,189,594
-----------------------------------------------------------------------------------------------
Wapello County, IA, Hospital Authority Rev. (Ottumwa
Regional Health Center), 6.25%, 2022                               2,000,000          2,107,900
-----------------------------------------------------------------------------------------------
Wapello County, IA, Hospital Authority Rev. (Ottumwa
Regional Health Center), 6.375%, 2031                              2,595,000          2,750,129
-----------------------------------------------------------------------------------------------
Weirton, WV, Municipal Hospital Building, Commission
Rev. (Weirton Hospital Medical Center), 6.375%, 2031               3,885,000          3,911,224
-----------------------------------------------------------------------------------------------
Weslaco, TX, Health Facilities Rev. (Knapp Medical
Center), 6.25%, 2032                                               4,000,000          4,267,920
-----------------------------------------------------------------------------------------------
West Plains, MO, Industrial Development Authority Rev.
(Ozarks Medical Center), 6.75%, 2024                                 810,000            835,199
-----------------------------------------------------------------------------------------------
West Shore Pennsylvania, Hospital Authority Rev. (Holy
Spirit Hospital), 6.2%, 2026                                       4,500,000          4,828,320
-----------------------------------------------------------------------------------------------
Wichita, KS, Hospital Authority Rev. (Via Christi Health
System), 6.25%, 2020                                               2,500,000          2,826,350
-----------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority
(Aurora Health Care), 5.625%, 2029                                 1,100,000          1,122,396
-----------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev.
(Aurora Health Care, Inc.), 6.875%, 2030                           2,250,000          2,614,545
-----------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic
Facilities Rev. (St. John's Riverside Hospital), 6.8%,
2016                                                               1,670,000          1,746,737
-----------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic
Facilities Rev. (St. John's Riverside Hospital), 7.125%,
2031                                                               2,000,000          2,076,960
-----------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic
Facilities Rev. (St. John's Riverside Hospital), "A",
7.125%, 2031                                                       1,495,000          1,552,528
-----------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic
Facilities Rev. (St. Joseph's Hospital), 6.15%, 2015               2,000,000          1,717,300
-----------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic
Facilities Rev. (St. Joseph's Hospital), "C", 6.2%, 2020             250,000            206,813
-----------------------------------------------------------------------------------------------
                                                                                   $294,379,595
-----------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 11.4%
-----------------------------------------------------------------------------------------------
Abilene, TX, Health Facilities Development Co.,
Retirement Facilities Rev. (Sears Methodist Retirement),
7%, 2033                                                          $1,155,000         $1,219,853
-----------------------------------------------------------------------------------------------
Arizona Health Facilities Authority Rev. (The Terraces
Project), 7.75%, 2033+                                             2,250,000          2,370,195
-----------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev.
(Advanced Living Technology), 7.75%, 2006                            175,000            169,411
-----------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev.
(Advanced Living Technology), 8.125%, 2016                         1,415,000          1,246,148
-----------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev.
(Advanced Living Technology), 8.5%, 2026                           3,145,000          2,730,520
-----------------------------------------------------------------------------------------------
Cambria County, PA, Industrial Development Authority
Rev. (Beverly Enterprises, Inc.), 10%, 2012                          660,000            732,818
-----------------------------------------------------------------------------------------------
Chester County, PA, Industrial Development Authority
Rev. (RHA Nursing Home), 8.5%, 2032                                1,190,000          1,171,853
-----------------------------------------------------------------------------------------------
Clarion, PA, Industrial Development Authority Rev.
(Beverly Enterprises, Inc.), 7.5%, 2012                            1,950,000          1,995,065
-----------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Covenant
Retirement Communities, Inc.), 6.125%, 2033                        1,500,000          1,567,935
-----------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (National
Benevolent), 7.125%, 2030*                                         1,300,000          1,277,250
-----------------------------------------------------------------------------------------------
Contra Costa County, CA, Residential Rental Facilities
Rev. (Cypress Meadows), 7%, 2028*                                  3,000,000          3,014,190
-----------------------------------------------------------------------------------------------
Cumberland County, PA, Retirement Community Rev. (Wesley
Affiliated Services), 7.25%, 2035                                  2,725,000          2,894,740
-----------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing Authority
(1st Mortgage Presbyterian), 0%, 2008(++)                         29,975,000         26,729,307
-----------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing Authority
(2nd Mortgage Presbyterian), 0%, 2008(++)                          4,500,000          4,012,740
-----------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing Authority
(Presbyterian Hospital), 0%, 2008(++)                             48,475,000         12,267,084
-----------------------------------------------------------------------------------------------
Fulton County, GA, Residential Care Facilities
(Canterbury Court), "A", 6.125%, 2034                              1,020,000          1,044,715
-----------------------------------------------------------------------------------------------
Grand Prairie, TX, Housing Finance Corp., Independent
Senior Living Center Rev., 7.5%, 2017                              1,900,000          1,914,687
-----------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Lutheran
Senior Ministries), 7.375%, 2031                                   2,700,000          2,792,853
-----------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev.
(Care Initiatives Project), 5.75%, 2018                            2,520,000          2,406,852
-----------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev.
(Care Initiatives Project), 9.25%, 2025                            5,675,000          6,925,316
-----------------------------------------------------------------------------------------------
Jacksonville, FL, Health Facilities Authority,
Industrial Development Rev. (National Benevolent), 6.4%,
2016*                                                              1,625,000          1,596,563
-----------------------------------------------------------------------------------------------
Jacksonville, FL, Health Facilities Authority,
Industrial Development Rev. (National Benevolent), 7%,
2022*                                                              1,000,000            982,500
-----------------------------------------------------------------------------------------------
Jefferson County, KY, Health Care Authority Rev.
(Beverly Enterprises, Inc.), 5.875%, 2007                            115,000            115,457
-----------------------------------------------------------------------------------------------
Lenexa, KS, Health Care Facilities Rev. (Lakeview
Village, Inc.), 6.25%, 2026                                        1,500,000          1,527,060
-----------------------------------------------------------------------------------------------
Lenexa, KS, Health Care Facilities Rev. (Lakeview
Village, Inc.), 6.875%, 2032                                       1,250,000          1,331,575
-----------------------------------------------------------------------------------------------
Loves Park, IL (Hoosier Care), 7.125%, 2034                        1,925,000          1,659,389
-----------------------------------------------------------------------------------------------
Luzerne County, PA, Industrial Development Authority
Rev. (Beverly Enterprise, Inc.), 6.75%, 2008                         905,000            906,783
-----------------------------------------------------------------------------------------------
Maine Health & Higher Educational Facilities Rev. (Piper
Shores), 7.5%, 2009(++)                                            1,500,000          1,726,500
-----------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (GF/Revere,
Inc.), 8.875%, 2025                                                7,005,000          7,247,723
-----------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Glenmeadow
Retirement Community), 8.375%, 2006(++)                            2,300,000          2,485,518
-----------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Glenmeadow
Retirement Community), 8.625%, 2006(++)                            3,520,000          3,812,864
-----------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Metro
Health Foundation, Inc.), 6.75%, 2027                              5,720,000          5,672,066
-----------------------------------------------------------------------------------------------
Millbrae, CA, Residential Facilities Rev. (Magnolia of
Millbrae), 7.375%, 2027                                            7,230,000          7,626,782
-----------------------------------------------------------------------------------------------
Monongalia County, WV, Health Facilities Rev. (Beverly
Enterprises, Inc.), 5.875%, 2007                                     270,000            271,072
-----------------------------------------------------------------------------------------------
Montgomery County, PA, Higher Education & Health
Authority Rev. (AHF/Montgomery), 10.5%, 2020                       2,220,000          2,279,518
-----------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development
Authority Rev. (Whitemarsh Continuing Care), 6.125%,
2028                                                                 750,000            753,975
-----------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development
Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035           2,050,000          2,069,147
-----------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority (Tall
Pines), 11.25%, 2016*                                              1,265,000             20,240
-----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev.
(Courthouse Convalescent Center), 8.7%, 2014                       1,350,000          1,358,019
-----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev., First
Mortgage Gross Rev. (Wanaque Convalescent Center), 8.5%,
2009                                                                 700,000            706,237
-----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev., First
Mortgage Gross Rev. (Wanaque Convalescent Center), 8.6%,
2011                                                               1,000,000          1,009,190
-----------------------------------------------------------------------------------------------
New Jersey Health Care Facilities Financing Authority
Rev. (Cherry Hill), 8%, 2027                                       4,000,000          3,856,520
-----------------------------------------------------------------------------------------------
Norfolk, VA, Redevelopment & Housing Authority Rev.
(First Mortgage Retirement Community), "A", 6%, 2025                 375,000            379,350
-----------------------------------------------------------------------------------------------
Norfolk, VA, Redevelopment & Housing Authority Rev.
(First Mortgage Retirement Community), "A", 6.125%, 2035             260,000            261,542
-----------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Inverness
Village), 8%, 2032                                                   750,000            604,238
-----------------------------------------------------------------------------------------------
Reedley, CA, Certificate of Participation (Mennonite
Home), 7.5%, 2026                                                  4,940,000          5,119,026
-----------------------------------------------------------------------------------------------
Santa Fe, NM, Industrial Development Rev. (Casa Real
Nursing Home), 9.75%, 2013                                         1,460,000          1,468,497
-----------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Rev. (Germantown
Village), 7.25%, 2034                                              2,470,000          2,591,549
-----------------------------------------------------------------------------------------------
Shelby County, TN, Nursing Home Rev. (Beverly
Enterprises, Inc.), 7.4%, 2006(++)                                   840,000            920,976
-----------------------------------------------------------------------------------------------
State of Hawaii, Department of Budget & Finance, Special
Purpose Rev. (Kahala Nui Senior Living Community), 8%,
2033                                                               1,500,000          1,666,185
-----------------------------------------------------------------------------------------------
State of Nevada Department Business & Industry (Las
Ventanas Retirement Project), "A", 7%, 2034                        2,240,000          2,243,494
-----------------------------------------------------------------------------------------------
Sterling, IL (Hoosier Care), 7.125%, 2034                          1,345,000          1,159,417
-----------------------------------------------------------------------------------------------
Waterford Township, MI, Economic Development Corp. Rev.
(Canterbury Health), 6%, 2039                                      3,055,000          2,286,637
-----------------------------------------------------------------------------------------------
Wilkinsburg, PA, Municipal Authority Health Rev.
(Monroeville Christian/Judea), 8.25%, 2027                         7,000,000          7,004,620
-----------------------------------------------------------------------------------------------
                                                                                   $153,203,761
-----------------------------------------------------------------------------------------------
Human Services - 1.7%
-----------------------------------------------------------------------------------------------
California Statewide Communities Development Authority
(Prides Industries), 7.125%, 2016                                 $1,665,000         $1,737,011
-----------------------------------------------------------------------------------------------
Cheneyville, LA, Westside Habilitation Center Rev.,
8.375%, 2013                                                       4,590,000          4,649,165
-----------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (Kidspeace
Obligation Group), 6%, 2018                                        3,550,000          3,412,154
-----------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority
(Wordsworth Academy), 8%, 2024                                     2,850,000          2,867,784
-----------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities
Authority Rev. (Child & Family Services), 6.125%, 2019             1,210,000          1,248,321
-----------------------------------------------------------------------------------------------
New York City Industrial Development Agency Rev.
(Special Needs Facilities Pooled Program), 6.1%, 2012              1,955,000          2,042,389
-----------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev.
(GF/Orlando Project), 8.875%, 2021                                 1,925,000          1,958,072
-----------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev.
(GF/Orlando Project), 9%, 2031                                     2,185,000          2,241,307
-----------------------------------------------------------------------------------------------
Osceola County, FL, Industrial Development Authority
Rev. (Community Provider), 7.75%, 2017                               946,000            952,026
-----------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority Rev.
(Caring People Alliance), 6.125%, 2019                             1,430,000          1,058,157
-----------------------------------------------------------------------------------------------
                                                                                    $22,166,386
-----------------------------------------------------------------------------------------------
Industrial Revenue - Airlines - 1.9%
-----------------------------------------------------------------------------------------------
Alliance Airport Authority, Inc., Special Facilities
Rev. (AMR Corp.), 7.5%, 2029                                      $5,035,000         $3,663,164
-----------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility
Improvement Corp. (American Airlines, Inc.), 7.25%, 2030             890,000            629,675
-----------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility
Improvement Corp. (American Airlines, Inc.), 6.375%,
2035                                                               6,810,000          4,265,444
-----------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility
Improvement Corp. (American Airlines, Inc.) "B", 6.05%,
2029                                                               1,910,000          1,877,014
-----------------------------------------------------------------------------------------------
Houston, TX, Airport Systems Rev. (Continental, Inc.)
"E", 6.75%, 2029                                                   2,000,000          1,681,700
-----------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev. (American
Airlines, Inc.), 7%, 2012                                          1,700,000          1,652,706
-----------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev. (AMR
Corp.), 7.5%, 2024                                                 3,800,000          3,766,674
-----------------------------------------------------------------------------------------------
Metropolitan Knoxville, TN, Airport Authority Special
Purpose Rev. (Northwest Airlines), 8%, 2032                        1,385,000          1,392,008
-----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Special
Facilities Rev. (Continental Airlines, Inc.), 6.25%,
2019                                                               3,205,000          2,698,802
-----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Special
Facilities Rev. (Continental Airlines, Inc.), 6.25%,
2029                                                               2,220,000          1,755,398
-----------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agencies Rev.
(Continental Airlines, Inc.), 7.25%, 2008                            615,000            612,128
-----------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agencies Rev.
(Continental Airlines, Inc.), 8%, 2012                               950,000            902,833
-----------------------------------------------------------------------------------------------
                                                                                    $24,897,546
-----------------------------------------------------------------------------------------------

Industrial Revenue - Chemicals - 0.8%
-----------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow
Chemical Co.), 5.7%, 2033                                         $5,000,000         $5,485,800
-----------------------------------------------------------------------------------------------
Power County, ID, Pollution Control Rev. (FMC Corp.),
5.625%, 2014                                                       1,000,000          1,019,380
-----------------------------------------------------------------------------------------------
Sweetwater County, WY, Solid Waste Disposal Rev. (FMC
Corp.), "A", 7%, 2024                                              3,835,000          3,888,728
-----------------------------------------------------------------------------------------------
                                                                                    $10,393,908
-----------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 1.6%
-----------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid
Waste Disposal Rev. (Browning Ferris, Inc.), 5.8%, 2016           $5,000,000         $4,800,850
-----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority, Solid Waste Rev.
(Waste Management, Inc.), 5.7%, 2018                                 540,000            576,331
-----------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority
Rev. (Browning Ferris, Inc.), 5.3%, 2011                           3,000,000          3,017,220
-----------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority
Rev. (Browning Ferris, Inc.), 5.45%, 2014                          2,000,000          1,888,120
-----------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev.,
Resource Recovery Rev. (Waste Management, Inc.), 6.9%,
2029                                                               1,700,000          1,934,124
-----------------------------------------------------------------------------------------------
Nevada Department of Business (Republic Services, Inc.),
5.625%, 2026                                                       2,000,000          2,171,200
-----------------------------------------------------------------------------------------------
New Morgan, PA, Industrial Development Authority, Solid
Waste Disposal Rev. (New Morgan Landfill Co, Inc./
Browning Ferris, Inc.), 6.5%, 2019                                 2,500,000          2,468,425
-----------------------------------------------------------------------------------------------
Ohio Solid Waste Rev., Ohio Water Development Authority
Rev. (Waste Management), 4.85%, 2022                               3,000,000          3,114,510
-----------------------------------------------------------------------------------------------
Schuylkill County, PA, Industrial Development Authority
Rev. (Waste Managment, Inc.), 5.1%, 2019                           1,000,000          1,050,980
-----------------------------------------------------------------------------------------------
Tooele County, UT, Pollution Control Rev. (Laidlaw
Environmental Services), 7.55%, 2027*                              5,000,000             25,000
-----------------------------------------------------------------------------------------------
                                                                                    $21,046,760
-----------------------------------------------------------------------------------------------
Industrial Revenue - Metals - 0.6%
-----------------------------------------------------------------------------------------------
Burns Harbor, IN, Solid Waste Disposal Facilities Rev.
(Bethlehem Steel), 8%, 2024*                                     $10,455,000            $10,455
-----------------------------------------------------------------------------------------------
Cambria County, PA, Industrial Development Authority
Rev. (Bethlehem Steel), 7.5%, 2015*                                3,890,000              3,890
-----------------------------------------------------------------------------------------------
Indiana Development Finance Authority Rev. (Inland
Steel), 7.25%, 2011                                                5,000,000          5,251,450
-----------------------------------------------------------------------------------------------
Mobile County, AL, Industrial Development Authority Rev.
(Ipsco, Inc.), 6.875%, 2030                                        2,850,000          3,096,012
-----------------------------------------------------------------------------------------------
                                                                                     $8,361,807
-----------------------------------------------------------------------------------------------
Industrial Revenue - Other - 3.3%
-----------------------------------------------------------------------------------------------
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy
Corp.), 6.65%, 2032                                               $1,500,000         $1,637,460
-----------------------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities Rev.,
7.75%, 2017                                                        6,500,000          6,805,825
-----------------------------------------------------------------------------------------------
Janesville, WI, Industrial Development Rev. (Simmons
Manufacturing Co.), 7%, 2017                                       3,900,000          3,917,121
-----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Economic
Development Rev. (Holt Hauling & Warehousing), 8.4%,
2015**+                                                            4,000,000          2,260,000
-----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Economic
Development Rev. (Holt Hauling & Warehousing), 8.6%,
2017**+                                                            8,000,000          4,520,000
-----------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev., Custodial
Receipts, 7.875%, 2032##                                           4,230,000          4,395,308
-----------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev., Custodial
Receipts, "CR", 7.875%, 2032##                                     1,860,000          1,932,689
-----------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority Rev.
(Host Marriott LP), 7.75%, 2017                                    2,000,000          2,038,020
-----------------------------------------------------------------------------------------------
Port Corpus Christ, TX, Industrial Development Authority
Rev. (Citgo Petroleum Corp.), 8.25%, 2031                          2,300,000          2,488,531
-----------------------------------------------------------------------------------------------
Spirit Lake, IA, Industrial Development Rev. (Crystal
Tips, Inc.), 9.75%, 2008(++)                                       8,509,441         10,245,962
-----------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev. (Union
Pacific Corp.), 5.7%, 2026                                         3,895,000          4,059,447
-----------------------------------------------------------------------------------------------
                                                                                    $44,300,363
-----------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 3.9%
-----------------------------------------------------------------------------------------------
Arkansas State Development Finance Authority, Industrial
Facilities Rev. (Potlatch Corp.), "A", 7.75%, 2025                $1,200,000         $1,320,192
-----------------------------------------------------------------------------------------------
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2027            3,250,000          3,561,220
-----------------------------------------------------------------------------------------------
Butler, AL, Industrial Development Board, Solid Waste
Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028                 1,510,000          1,527,456
-----------------------------------------------------------------------------------------------
Courtland, AL, Solid Waste Disposal Rev. (Champion
International Corp.), 6.375%, 2029                                 2,500,000          2,509,425
-----------------------------------------------------------------------------------------------
De Soto Parish, LA, Environmental Improvement Rev.
(International Paper Co.), 6.35%, 2025                             1,650,000          1,758,785
-----------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp.,
Environmental Improvements Rev. (Mead Westvaco
Escanaba), 6.45%, 2023                                             1,100,000          1,232,022
-----------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp.,
Environmental Improvements Rev. (Mead Westvaco
Escanaba), 6.25%, 2027                                             3,100,000          3,484,958
-----------------------------------------------------------------------------------------------
Florence County, SC, Industrial Development Rev. (Stone
Container Corp.), 7.375%, 2007                                       860,000            864,696
-----------------------------------------------------------------------------------------------
Green Bay, WI, Redevelopment Authority, Industrial Rev.
(Fort James), 5.6%, 2019                                           1,000,000          1,028,150
-----------------------------------------------------------------------------------------------
Hodge, LA, Utilities Rev. (Stone Container Corp.),
7.45%, 2024                                                        3,000,000          3,606,000
-----------------------------------------------------------------------------------------------
Maine Finance Authority, Solid Waste Recycling Facility
Rev. (Bowater, Inc.), 7.75%, 2022                                  8,500,000          8,529,240
-----------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Authority
Rev., Solid Waste Disposal Rev. (Solvay Paperboard LLC),
6.8%, 2014                                                         3,800,000          4,045,366
-----------------------------------------------------------------------------------------------
Sabine River Authority Rev., Louisiana Water Facilities
(International Paper Co.), 6.2%, 2025                              2,250,000          2,399,085
-----------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev. (Stone
Container Corp.), 7.4%, 2026                                       7,500,000          7,762,950
-----------------------------------------------------------------------------------------------
Wabash, IN, Solid Waste Disposal Rev. (Jefferson Smurfit
Corp.), 7.5%, 2026                                                 2,000,000          2,076,820
-----------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Authority, Solid
Waste Disposal Rev. (Chesapeake Corp.), "A", 6.375%,
2019                                                                 800,000            808,104
-----------------------------------------------------------------------------------------------
West Point, VA, Solid Waste Disposal Rev. (Chesapeake
Corp.), 6.25%, 2019                                                6,475,000          6,540,980
-----------------------------------------------------------------------------------------------
                                                                                    $53,055,449
-----------------------------------------------------------------------------------------------
Industrial Revenue - Retail - 0.2%
-----------------------------------------------------------------------------------------------
Chester County, SC, Industrial Development Rev. (Springs
Industries, Inc.), 7.35%, 2014                                    $1,500,000         $1,510,500
-----------------------------------------------------------------------------------------------
Chester County, SC, Industrial Development Rev. (Springs
Industries, Inc.), 7.8%, 2014                                      1,025,000          1,031,130
-----------------------------------------------------------------------------------------------
                                                                                     $2,541,630
-----------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 1.6%
-----------------------------------------------------------------------------------------------
California Statewide Communities Development Authority
Rev., East Valley Tourist (Cabazon Casino)"A", 9.25%,
2020##                                                            $3,845,000         $4,151,523
-----------------------------------------------------------------------------------------------
Capital Trust Agency of Florida Rev. (Seminole Tribe
Convention), 10%, 2033                                             5,900,000          6,752,314
-----------------------------------------------------------------------------------------------
Harris County-Houston, TX, Sports Authority Rev., MBIA,
0%, 2032                                                           6,310,000          1,384,225
-----------------------------------------------------------------------------------------------
Long Beach, CA (Aquarium of Pacific), 6.125%, 2005(++)             1,000,000          1,036,400
-----------------------------------------------------------------------------------------------
Mississippi Development Bank, Special Obligation
(Diamond Lakes Utilities), 6.25%, 2017                             3,400,000          3,515,498
-----------------------------------------------------------------------------------------------
Nevada Department of Business & Industry Rev. (Las Vegas
Monorail), 7.375%, 2040                                            3,025,000          3,110,305
-----------------------------------------------------------------------------------------------
Sandoval County, NM (Santa Ana Pueblo), 7.75%, 2015##              2,005,000          2,084,799
-----------------------------------------------------------------------------------------------
                                                                                    $22,035,064
-----------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 1.1%
-----------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises,
Inc.), 6.6%, 2021                                                 $1,300,000         $1,412,853
-----------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises,
Inc.), 6.7%, 2028                                                  2,000,000          2,161,420
-----------------------------------------------------------------------------------------------
Cleveland-Cuyahoga County, OH, Port Authority Rev.
(Myers University), "E", 5.6%, 2025                                  395,000            398,816
-----------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%,
2013##                                                             2,775,000          2,779,440
-----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Kapowski
Project), 6.8%, 2018                                               4,000,000          4,619,040
-----------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev., Solid
Waste Disposal Rev., 5.9%, 2014                                    2,155,000          2,211,612
-----------------------------------------------------------------------------------------------
St. Louis County, MO, Industrial Development Authority
Rev. (Kiel Center Multipurpose Arena), 7.875%, 2024                1,000,000          1,008,030
-----------------------------------------------------------------------------------------------
                                                                                    $14,591,211
-----------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 3.2%
-----------------------------------------------------------------------------------------------
Alexandria, VA, Redevelopment & Housing Finance
Authority Rev. (Buckingham Village), 5.5%, 2029                   $3,360,000         $3,387,653
-----------------------------------------------------------------------------------------------
Alexandria, VA, Redevelopment & Housing Finance
Authority Rev. (Jefferson Village Apartments), "B", 9%,
2018                                                               1,825,000          1,824,982
-----------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, 6.625%, 2009                      8,000,000          8,685,840
-----------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, Housing Corp., 8.5%, 2011                   1,995,000          1,998,112
-----------------------------------------------------------------------------------------------
Florida Multi-Family Housing Finance Agency Rev. (Center
Court Apartments), 8.5%, 2018                                      1,495,000          1,451,914
-----------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "B-1", 5.6%, 2039##                 4,000,000          4,027,600
-----------------------------------------------------------------------------------------------
Maplewood, RI, Housing Development Corp. (Terrace
Apartments), 6.9%, 2025                                            3,880,000          3,891,718
-----------------------------------------------------------------------------------------------
Memphis, TN, Educational & Housing Facilities (Wesley
Highland Terrace), 8.5%, 2024                                      5,335,000          5,319,422
-----------------------------------------------------------------------------------------------
Munimae TE Bond Subsidiary LLC, 6.875%, 2009                       6,000,000          6,573,780
-----------------------------------------------------------------------------------------------
Munimae TE Bond Subsidiary LLC, 5.4%, 2049##                       2,000,000          1,985,000
-----------------------------------------------------------------------------------------------
Ridgeland, MS, Urban Renewal (Northbrook I & III
Apartments), 6.5%, 2029**                                          5,000,000          2,400,000
-----------------------------------------------------------------------------------------------
Texas Housing & Community Board (Harbors & Plumtree),
10%, 2026+                                                         1,660,000          1,582,727
-----------------------------------------------------------------------------------------------
                                                                                    $43,128,748
-----------------------------------------------------------------------------------------------
Parking - 0.1%
-----------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009(++)                       $375,000           $229,279
-----------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009(++)                        450,000            257,436
-----------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009(++)                        975,000            521,547
-----------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009(++)                      1,235,000            618,735
-----------------------------------------------------------------------------------------------
                                                                                     $1,626,997
-----------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 0.1%
-----------------------------------------------------------------------------------------------
Illinois Sales Tax, 6.25%, 2015                                   $1,500,000         $1,738,320
-----------------------------------------------------------------------------------------------

Single Family Housing - Local - 1.0%
-----------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev.,
GNMA, 6.55%, 2030                                                   $760,000           $802,674
-----------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., GNMA, 7.05%,
2030                                                                 110,000            111,092
-----------------------------------------------------------------------------------------------
Cook County, IL, Single Family Mortgage Rev., "A", 0%,
2015                                                                 280,000             52,816
-----------------------------------------------------------------------------------------------
Corpus Christi, TX, Housing Finance Authority Rev.,
MBIA, 0%, 2011                                                     3,395,000          1,810,587
-----------------------------------------------------------------------------------------------
Escambia County, FL, Single Family Housing Rev., GNMA,
6.95%, 2024                                                          510,000            539,932
-----------------------------------------------------------------------------------------------
Jefferson County, TX, Housing Finance Corp., MBIA, 0%,
2015                                                                 940,000            298,018
-----------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA,
6.625%, 2023                                                         710,000            772,572
-----------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA,
7.5%, 2026                                                           290,000            304,068
-----------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA,
6.75%, 2030                                                          840,000            896,692
-----------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority Rev., "A",
GNMA, 7%, 2031                                                       170,000            172,339
-----------------------------------------------------------------------------------------------
New Castle County, DE, Single Family Mortgage Rev.,
FGIC, 0%, 2016                                                        50,000             15,561
-----------------------------------------------------------------------------------------------
Phoenix, AZ, Single Family Mortgage Rev., GNMA, 6.1%,
2028                                                                 175,000            186,902
-----------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority, GNMA,
7.05%, 2030                                                          930,000            968,325
-----------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 6.45%, 2029                                              570,000            619,807
-----------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 6.45%, 2033                                            1,765,000          1,885,444
-----------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 6%, 2035                                               1,885,000          2,047,185
-----------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 5.25%, 6.875%, 2026                                      840,000            871,357
-----------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 4%, 2036                                               1,100,000          1,182,643
-----------------------------------------------------------------------------------------------
                                                                                    $13,538,014
-----------------------------------------------------------------------------------------------
Single Family Housing - State - 1.8%
-----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.15%, 2014               $51,000            $51,806
-----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.75%, 2021               290,000            302,247
-----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 5.9%, 2023                825,000            855,261
-----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.1%, 2023                455,000            471,981
-----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.55%, 2025               202,000            202,517
-----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.4%, 2027                125,000            125,738
-----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.15%, 2030               170,000            171,125
-----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.6%, 2032                855,000            879,308
-----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.55%, 2033               515,000            538,196
-----------------------------------------------------------------------------------------------
Delaware Single Family Housing Authority Rev., 6.75%,
2024                                                                 735,000            746,481
-----------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage
Rev., GNMA, 7.55%, 2031                                              720,000            773,381
-----------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., GNMA, 6.1%, 2034                      4,100,000          4,264,697
-----------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A-2",
GNMA, 6.5%, 2032                                                   4,100,000          4,339,358
-----------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single
Family Mortgage Rev. (Home Loan Program), 6.35%, 2032                715,000            749,177
-----------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single
Family Mortgage Rev. (Home Loan Program), GNMA, 6.7%,
2030                                                               1,260,000          1,295,595
-----------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single
Family Mortgage Rev. (Home Loan Program), GNMA, 7.45%,
2031                                                                 195,000            202,513
-----------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single
Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%,
2032                                                                 560,000            609,202
-----------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single
Family Mortgage Rev. (Home Loan Program), GNMA, 6.75%,
2034                                                                 585,000            604,761
-----------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., 5.875%,
2030                                                                 540,000            554,882
-----------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., 6.3%, 2031             525,000            535,925
-----------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA, 6.35%,
2033                                                                 940,000            979,386
-----------------------------------------------------------------------------------------------
North Dakota Housing Finance Agency Rev., Housing
Finance, 5%, 2033                                                  1,860,000          1,883,808
-----------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency, Single Family, 7.55%,
2028                                                                 400,000            423,480
-----------------------------------------------------------------------------------------------
Texas Housing & Community Affairs, Residential Mortgage
Rev., GNMA, 7.1%, 2021                                             2,995,000          3,064,274
-----------------------------------------------------------------------------------------------
                                                                                    $24,625,099
-----------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.1%
-----------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority
Rev., Resource Recovery Facilities (American Ref-Fuel
Co.), "A", 6.2%, 2019                                             $3,900,000         $4,128,657
-----------------------------------------------------------------------------------------------
Hudson County, NJ, Solid Waste System Rev., 6%, 2019               2,000,000          2,015,160
-----------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev., Resource
Recovery Rev. (Ogden Haverhill Associates), 5.5%, 2013             2,475,000          2,524,253
-----------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev., Resource
Recovery Rev. (Ogden Haverhill Associates), 5.6%, 2019             5,425,000          5,500,353
-----------------------------------------------------------------------------------------------
                                                                                    $14,168,423
-----------------------------------------------------------------------------------------------
State & Agency - Other - 0.3%
-----------------------------------------------------------------------------------------------
West Virginia, Higher Education Facilities Rev., "B",
FGIC, 5%, 2034                                                    $3,730,000         $3,894,157
-----------------------------------------------------------------------------------------------

State & Local Agencies - 3.6%
-----------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2017            $1,805,000         $2,079,071
-----------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2018             1,155,000          1,329,290
-----------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission Rev., RITES,
FGIC, 8.4058%, 2017+(+)                                            4,500,000          5,823,270
-----------------------------------------------------------------------------------------------
College Park, GA (Civic Center), AMBAC, 5.75%, 2020                3,000,000          3,414,960
-----------------------------------------------------------------------------------------------
Delaware Valley, PA, Regional Finance Authority, RITES,
AMBAC, 9.3044%, 2018(+)                                            7,000,000          9,458,260
-----------------------------------------------------------------------------------------------
Essex County, NJ, RITES, FGIC, 9.2193%, 2020+(+)                   6,000,000          7,731,240
-----------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., Enhanced, "B", 5.375%, 2028                       2,500,000          2,611,350
-----------------------------------------------------------------------------------------------
Harris County, TX, 5.8%, 2014                                      1,438,437          1,447,485
-----------------------------------------------------------------------------------------------
Harris County, TX, 5.625%, 2020                                    2,522,057          2,549,371
-----------------------------------------------------------------------------------------------
Houston, TX, Certificates of Participation, 6.3%, 2020             5,000,000          5,441,450
-----------------------------------------------------------------------------------------------
King George County, VA, Industrial Development Authority
Lease Rev., FSA, 5%, 2036                                          3,800,000          3,966,098
-----------------------------------------------------------------------------------------------
Northumberland County, PA (Career and Arts Center),
6.65%, 2020                                                        1,170,000          1,209,546
-----------------------------------------------------------------------------------------------
Northumberland County, PA (Mountain View Manor), 7%,
2020                                                               1,000,000          1,052,140
-----------------------------------------------------------------------------------------------
Shawnee County, KS (Community Mental Health Center,
Inc.), 5.35%, 2019                                                   250,000            241,795
-----------------------------------------------------------------------------------------------
                                                                                    $48,355,326
-----------------------------------------------------------------------------------------------
Student Loan Revenue - 0.5%
-----------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan
Rev., 7.95%, 2030                                                 $2,700,000         $2,866,887
-----------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority, Student Loan
Rev., 6.15%, 2029                                                  1,500,000          1,602,885
-----------------------------------------------------------------------------------------------
South Dakota Student Loan Rev., Education Loans, Inc.,
5.6%, 2020                                                         2,700,000          2,800,278
-----------------------------------------------------------------------------------------------
                                                                                     $7,270,050
-----------------------------------------------------------------------------------------------
Tax - Other - 0.7%
-----------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5.625%, 2017                     $2,750,000         $2,760,753
-----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette
Tax, 5.5%, 2024                                                    1,000,000          1,046,120
-----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette
Tax, 5.75%, 2029                                                   1,795,000          1,903,382
-----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette
Tax, 5.5%, 2031                                                      800,000            829,784
-----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette
Tax, 5.75%, 2034                                                   1,195,000          1,258,897
-----------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., 6%, 2006               500,000            516,455
-----------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E",
5.875%, 2018                                                       1,500,000          1,563,480
-----------------------------------------------------------------------------------------------
                                                                                     $9,878,871
-----------------------------------------------------------------------------------------------

Tax Assessment - 3.8%
-----------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev.
(Pittsburgh Mills), 5.1%, 2014                                      $690,000           $710,631
-----------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev.
(Pittsburgh Mills), 5.6%, 2023                                       450,000            469,328
-----------------------------------------------------------------------------------------------
Broadview, IL, Tax Increment Rev., 5.25%, 2012                     4,180,000          4,363,293
-----------------------------------------------------------------------------------------------
Broadview, IL, Tax Increment Rev., 5.375%, 2015                    3,400,000          3,532,634
-----------------------------------------------------------------------------------------------
Capital Region Community Development District of
Florida, Capital Improvement Rev., 5.95%, 2006                       405,000            409,305
-----------------------------------------------------------------------------------------------
Capital Region Community Development District of
Florida, Capital Improvement Rev., 6.85%, 2031                       720,000            776,412
-----------------------------------------------------------------------------------------------
Concorde Estates Community Development District, Florida
Capital Improvement Rev., "B", 5%, 2011                              745,000            747,444
-----------------------------------------------------------------------------------------------
Double Branch Community Development, District of
Florida, 5.6%, 2007                                                  295,000            297,705
-----------------------------------------------------------------------------------------------
Fishhawk Community Development District of Florida,
5.125%, 2009                                                       3,080,000          3,110,800
-----------------------------------------------------------------------------------------------
Greyhawk Landing Community Development, Florida Special
Assessment Rev., "B", 6.25%, 2009                                    745,000            765,659
-----------------------------------------------------------------------------------------------
Heritage Harbour South Community, Development District
Florida Rev., Capital Improvement, "B", 5.4%, 2008                 1,705,000          1,717,481
-----------------------------------------------------------------------------------------------
Hyland Hills Metropolitan Park & Recreation District of
Colorado, 6.75%, 2015                                              2,500,000          2,639,525
-----------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., 5.8%, 2011                   2,750,000          2,883,210
-----------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., 6%, 2018                     4,600,000          4,818,040
-----------------------------------------------------------------------------------------------
Killarney, FL, Community Development District, "B",
5.125%, 2009                                                       1,130,000          1,140,181
-----------------------------------------------------------------------------------------------
Lake Elsinore, CA, Public Financing Authority, 7.1%,
2020                                                               2,330,000          2,517,682
-----------------------------------------------------------------------------------------------
Lakes By The Bay South Community Development District,
Florida Special Assessment, "B", 5.3%, 2009                        1,875,000          1,897,163
-----------------------------------------------------------------------------------------------
Markham, IL, Tax Increment Rev., 9%, 2012                          2,110,000          2,144,203
-----------------------------------------------------------------------------------------------
Middle Village, FL, Community Development District Rev.,
"A", 5.8%, 2022                                                      900,000            925,587
-----------------------------------------------------------------------------------------------
Old Palm Community Development District, Special
Assessment (Palm Beach Gardens), "A", 5.9%, 2035                     745,000            759,654
-----------------------------------------------------------------------------------------------
Old Palm Community Development District, Special
Assessment (Palm Beach Gardens), "B", 5.375%, 2014                 1,345,000          1,353,904
-----------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev.,
5.4%, 2008                                                         1,430,000          1,443,857
-----------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev.,
"B", 6.5%, 2009                                                      535,000            548,525
-----------------------------------------------------------------------------------------------
Parkway Center, FL, Community Development District Rev.,
"B", 5.625%, 2014                                                  3,705,000          3,787,955
-----------------------------------------------------------------------------------------------
Preserve At Wilderness Lake, FL, 6.2%, 2008                          680,000            695,150
-----------------------------------------------------------------------------------------------
Renaissance Community Development of Florida, "B",
6.25%, 2008                                                        1,800,000          1,860,462
-----------------------------------------------------------------------------------------------
Reunion East Community Development District, FL, Special
Assessment, 5.9%, 2007                                               885,000            901,594
-----------------------------------------------------------------------------------------------
Riverside County, CA, Public Financing Authority, Tax
Allocation Rev., XLCA, 5%, 2037                                    2,000,000          2,066,440
-----------------------------------------------------------------------------------------------
Sterling Hill Community Development District of Florida,
Capital Improvement Rev., 5.5%, 2010                               1,710,000          1,738,420
-----------------------------------------------------------------------------------------------
                                                                                    $51,022,244
-----------------------------------------------------------------------------------------------
Tobacco - 3.7%
-----------------------------------------------------------------------------------------------
Badger Tobacco, WI (Asset Securitization Corp.), 6.125%,
2027                                                              $9,850,000         $9,879,846
-----------------------------------------------------------------------------------------------
California Statewide Financing Authority, Tobacco
Settlement, 5.625%, 2029                                           4,610,000          4,499,452
-----------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25%, 2024              3,785,000          3,795,825
-----------------------------------------------------------------------------------------------
Golden State Tobacco Securization, Tobacco Settlement,
7.8%, 2042                                                         3,000,000          3,304,440
-----------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement
Rev., Asset Backed, "B", 5.3%, 2025                                5,000,000          4,503,950
-----------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority, 5.5%, 2030                 4,915,000          4,726,657
-----------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Financing Corp., Asset
Backed, "B", 5.875%, 2039                                          4,325,000          4,062,127
-----------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Authority, 5.75%, 2032               8,025,000          7,777,750
-----------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, 6.375%,
2028                                                               3,500,000          3,495,205
-----------------------------------------------------------------------------------------------
Southern California Tobacco Settlement Authority, 5.25%,
2027                                                               2,310,000          2,304,595
-----------------------------------------------------------------------------------------------
Washington Tobacco Settlement Authority, 6.5%, 2026                1,105,000          1,125,100
-----------------------------------------------------------------------------------------------
                                                                                    $49,474,947
-----------------------------------------------------------------------------------------------
Toll Roads - 4.2%
-----------------------------------------------------------------------------------------------
Arapahoe County, CO, Capital Improvement (Highway Rev.),
0%, 2005(++)                                                     $69,000,000        $14,218,830
-----------------------------------------------------------------------------------------------
E-470 Public Highway Authority, Colorado Rev., Capital
Appreciation, "B", MBIA, 0%, 2027                                 12,305,000          3,757,332
-----------------------------------------------------------------------------------------------
Foothill/Eastern Transportation Corridor Agency, CA,
Toll Road Rev., 7.15%, 2010(++)                                    5,000,000          6,104,450
-----------------------------------------------------------------------------------------------
New Jersey Turnpike Authority, RITES, MBIA, 8.3336%,
2020+(+)                                                           5,000,000          5,761,000
-----------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2011             2,700,000          1,455,138
-----------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2012             2,100,000          1,372,014
-----------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2012             1,700,000            862,495
-----------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2013             7,000,000          4,237,310
-----------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2014             5,100,000          2,911,080
-----------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2015             7,250,000          3,902,240
-----------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2016             2,000,000          1,026,520
-----------------------------------------------------------------------------------------------
San Joaquin Hills, CA, Toll Road Rev. (Transportation
Corridor Agency), ETM, 0%, 2011(++)                               13,400,000         10,917,516
-----------------------------------------------------------------------------------------------
                                                                                    $56,525,925
-----------------------------------------------------------------------------------------------
Transportation - Special Tax - 0.8%
-----------------------------------------------------------------------------------------------
Telluride, CO (Gondola Transit Co.), 9%, 2006(++)                 $1,910,000         $2,060,241
-----------------------------------------------------------------------------------------------
Telluride, CO, Real Estate Transfer Assessment Rev.
(Gondola Transit Co.), ETM, 11.5%, 2012(++)                        6,000,000          8,860,140
-----------------------------------------------------------------------------------------------
Texas Department of Transportation, 7%, 2012                         147,898            150,477
-----------------------------------------------------------------------------------------------
                                                                                    $11,070,858
-----------------------------------------------------------------------------------------------
Universities - Colleges - 2.4%
-----------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (L.A.
College of Chiropractic), 5.6%, 2017                              $2,000,000         $1,963,540
-----------------------------------------------------------------------------------------------
Houston, TX, Community College Systems, MBIA, 7.875%,
2025                                                               9,150,000         11,909,091
-----------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev.
(Augustana College), "A", 5.625%, 2022                             1,300,000          1,396,408
-----------------------------------------------------------------------------------------------
Indiana State Educational Facilities Authority Rev.
(Manchester College), 5.75%, 2018                                  1,000,000          1,042,090
-----------------------------------------------------------------------------------------------
Islip, NY, Community Development Agency Rev. (New York
Institute of Technology), 7.5%, 2006(++)                           6,000,000          6,450,540
-----------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Eastern
Nazarene College), 5.625%, 2019                                    1,235,000          1,156,652
-----------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities
Authority Rev. (Franklin Pierce Law Center), 5.5%, 2018            1,200,000          1,266,912
-----------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities
Authority Rev. (New Hampshire College), 6.3%, 2016                 1,690,000          1,766,270
-----------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev.
(College of Art & Design, Inc.), 6.5%, 2009(++)                    2,000,000          2,323,760
-----------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev.
(College of Art & Design, Inc.), ETM, 6.2%, 2009(++)                 820,000            897,326
-----------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Eastern
Nazarene College), 5.625%, 2029                                    1,250,000          1,118,550
-----------------------------------------------------------------------------------------------
University of Arkansas, University Rev. (UAMS Campus),
"B", MBIA, 5%, 2034                                                  890,000            930,451
-----------------------------------------------------------------------------------------------
                                                                                    $32,221,590
-----------------------------------------------------------------------------------------------
Universities - Dormitories - 0.1%
-----------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority, Educational
Advancement Fund (University Center Project), 6.625%,
2017                                                              $1,500,000         $1,650,240
-----------------------------------------------------------------------------------------------

Universities - Secondary Schools - 1.5%
-----------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority
Rev. (Escondido Charter High School), 7.5%, 2023                  $1,965,000         $2,014,734
-----------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority
Rev. (Escondido Charter High School), 7.5%, 2036                   3,485,000          3,579,931
-----------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Economic
Development Rev. (Latin School of Chicago), 5.6%, 2028               850,000            895,926
-----------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Economic
Development Rev. (Latin School of Chicago), 5.65%, 2028            1,730,000          1,756,227
-----------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Williston
Northampton School), 6.5%, 2028                                    1,400,000          1,507,366
-----------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (Detroit Academy
of Arts & Sciences), 8%, 2031                                      2,700,000          2,861,109
-----------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service
Learning Academy), 7.625%, 2021                                      550,000            593,720
-----------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service
Learning Academy), 7.75%, 2031                                     2,450,000          2,642,472
-----------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority
Education Rev. (Arizona Charter Schools), 6.4%, 2013               1,065,000          1,118,751
-----------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority
Education Rev. (Arizona Charter Schools), "C", 6.75%,
2031                                                               3,000,000          3,152,910
-----------------------------------------------------------------------------------------------
                                                                                    $20,123,146
-----------------------------------------------------------------------------------------------
Utilities - Cogeneration - 3.3%
-----------------------------------------------------------------------------------------------
Alaska Industrial Development & Export Authority,
5.7%, 2012                                                        $1,105,000         $1,087,320
-----------------------------------------------------------------------------------------------
Alaska Industrial Development & Export Authority,
5.875%, 2032                                                       1,800,000          1,651,122
-----------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev.
(Panther Creek Partners), 6.65%, 2010                              7,605,000          8,201,916
-----------------------------------------------------------------------------------------------
Klamath Falls, OR, Electric Rev. (Klamath Cogeneration),
6%, 2025                                                           6,765,000          6,831,432
-----------------------------------------------------------------------------------------------
Mecklenburg County, VA, Industrial Development Authority
Rev. (UAE Mecklenburg, LP), 6.5%, 2017                             2,800,000          3,147,228
-----------------------------------------------------------------------------------------------
Ohio Water Development Authority (Bay Shore Power),
5.875%, 2020                                                       1,900,000          1,915,352
-----------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority
Rev., Resources Recovery Rev. (Northampton Generating),
6.5%, 2013                                                         2,300,000          2,330,291
-----------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority
Rev., Resources Recovery Rev. (Northampton Generating),
6.6%, 2019                                                         5,000,000          5,056,850
-----------------------------------------------------------------------------------------------
Pittsylvania County, VA, Industrial Development
Authority Rev. (Multi-trade of Pittsylvania), 7.55%,
2019                                                              10,000,000         10,388,500
-----------------------------------------------------------------------------------------------
Port Authority NY & NJ (KIAC), 6.75%, 2019                         1,750,000          1,856,330
-----------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency
(Nissequogue Cogen Partners Facility), 5.3%, 2013                  1,750,000          1,754,340
-----------------------------------------------------------------------------------------------
                                                                                    $44,220,681
-----------------------------------------------------------------------------------------------
Utilities - Investor Owned - 5.7%
-----------------------------------------------------------------------------------------------
Beaver County, PA, Pollution Control Rev. (Toledo
Edison), 7.75%, 2020                                              $1,500,000         $1,593,375
-----------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev.
(Texas Utility Co.), 7.7%, 2033                                    2,225,000          2,631,485
-----------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev.
(Texas Utility Co.), "B", 6.3%, 2032                               1,250,000          1,346,750
-----------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev.
(Texas Utility Co.), "C", 6.75%, 2038                              2,505,000          2,742,123
-----------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Industrial Development Board,
Pollution Control Rev. (Entergy Gulf States, Inc.),
5.45%, 2010                                                        4,800,000          4,902,672
-----------------------------------------------------------------------------------------------
California Pollution Control Financing Authority,
Pollution Control Rev. (Southern California Edison Co.),
6.4%, 2024                                                         4,000,000          4,015,360
-----------------------------------------------------------------------------------------------
Clark County, NV, Industrial Development Rev. (Nevada
Power Co.), FGIC, 6.7%, 2022                                       4,000,000          4,067,880
-----------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (Tucson Electric
Power Co.), 6.95%, 2020                                            3,000,000          3,164,070
-----------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico
Public Service), 5.8%, 2022                                        1,390,000          1,414,937
-----------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico
Public Service), 5.8%, 2022                                        4,500,000          4,580,730
-----------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico
Public Service), "A", 6.3%, 2016                                   3,240,000          3,494,210
-----------------------------------------------------------------------------------------------
Forsyth, MT, Pollution Control Rev. (Portland General),
5.2%, 2033                                                           770,000            817,062
-----------------------------------------------------------------------------------------------
Forsyth, MT, Pollution Control Rev. (Puget Sound
Energy), " A", AMBAC, 5%, 2031                                     3,165,000          3,288,941
-----------------------------------------------------------------------------------------------
Maricopa County, AZ, Pollution Control Rev. (El Paso
Electric), 6.375%, 2015                                            4,000,000          4,075,080
-----------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Central
Power & Light Co.), 4.55%, 2029                                    5,000,000          5,155,550
-----------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Reliant
Energy), 5.95%, 2030                                               3,095,000          3,143,375
-----------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority,
Pollution Control Rev. (CT Light and Power), 5.9%, 2018            1,000,000          1,066,150
-----------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority
Rev. (Reliant Energy Seward), "A", 6.75%, 2036                     3,385,000          3,567,079
-----------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev.
(Tucson Electric Power Co.), 6.1%, 2025                            2,000,000          2,000,240
-----------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev.
(Tucson Electric Power Co.), 6%, 2029                              6,845,000          6,845,205
-----------------------------------------------------------------------------------------------
Pointe Coupee Parish, LA, Pollution Control Rev. (Gulf
States Utilities Co.), 6.7%, 2013                                  1,000,000          1,016,780
-----------------------------------------------------------------------------------------------
Port Morrow, OR, Pollution Control Rev. (Portland
General Electric), 5.2%, 2033                                      1,900,000          2,016,128
-----------------------------------------------------------------------------------------------
Trinity River Authority, TX, Pollution Control Rev. (TXU
Electric Co.), 6.25%, 2028                                         1,500,000          1,638,960
-----------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev.
(Energy Gulf States), 6.6%, 2028                                   3,335,000          3,405,002
-----------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf
States Utilities Co.), 7.7%, 2014                                  2,000,000          2,033,520
-----------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf
States Utilities Co.), 9%, 2015                                    2,500,000          2,534,525
-----------------------------------------------------------------------------------------------
                                                                                    $76,557,189
-----------------------------------------------------------------------------------------------

Utilities - Municipal Owned - 0.2%
-----------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric
Rev., 6.375%, 2013                                                $2,750,000         $3,096,500
-----------------------------------------------------------------------------------------------
Southern California Public Power Authority (Transmission
Project Rev.), RIBS, 9.688%, 2012(+)                                 150,000            151,743
-----------------------------------------------------------------------------------------------
                                                                                     $3,248,243
-----------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 2.0%
-----------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewage Authority,
6.25%, 2010(++)                                                   $1,000,000         $1,168,080
-----------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%,
2010(++)                                                           1,010,000          1,179,761
-----------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, RITES, FGIC,
10.399%, 2019+(+)                                                    765,000          1,131,450
-----------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev., RITES, 8.5606%,
2009+(+), (++)                                                     7,585,000          9,519,478
-----------------------------------------------------------------------------------------------
New York City, NY, Municipal Water Finance Authority
Rev., 5.75%, 2007(++)                                              8,590,000          9,335,354
-----------------------------------------------------------------------------------------------
Phoenix, AZ, FGIC, 6.25%, 2010(++)                                 1,000,000          1,172,980
-----------------------------------------------------------------------------------------------
State of Virginia, Clean Water Rev., 5.75%, 2019                   2,500,000          2,841,450
-----------------------------------------------------------------------------------------------
                                                                                    $26,348,553
-----------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $1,268,283,381)                          $1,317,908,392
-----------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 0.9%
-----------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority
Rev. (Presbyterian University Hospital), "A", 1.85%,
due 2/03/05                                                         $130,000           $130,000
-----------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority
Rev. (Presbyterian University Hospital), "B", 1.85%,
due 2/03/05                                                          300,000            300,000
-----------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority
Rev. (Presbyterian University Hospital), "D", 1.85%,
due 2/03/05                                                          600,000            600,000
-----------------------------------------------------------------------------------------------
Bay Area Toll Authority, California Toll Bridge Rev.,
"A", 1.79%, due 2/03/05                                            7,900,000          7,900,000
-----------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp.
Rev. (Scott & White Memorial Hospital), "B-1", 1.9%,
due 2/01/05                                                          300,000            300,000
-----------------------------------------------------------------------------------------------
Chicago, IL, Midway Airport Rev., Second Lien, "A",
1.93%, due 2/01/05                                                   300,000            300,000
-----------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (University of
Chicago Hospital), 1.9%, due 2/01/05                                 800,000            800,000
-----------------------------------------------------------------------------------------------
Irvine, CA, Improvement Building Act 1915, 1.83%, due
2/02/05                                                              200,000            200,000
-----------------------------------------------------------------------------------------------
Missouri Development Finance, Board of Cultural
Facilities Rev. (Nelson Gallery), "B", 1.89%, due 2/01/05            200,000            200,000
-----------------------------------------------------------------------------------------------
New York City, NY, 1.92%, due 2/01/05                                100,000            100,000
-----------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facilities Authority Rev.,
Pooled Hospital Loan Program, 1.92%, due 2/01/05                     700,000            700,000
-----------------------------------------------------------------------------------------------
Sacramento, CA, Unified School District, District
Certification Partnership, 1.82%, due 2/03/05                        100,000            100,000
-----------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 1.86%, due
2/03/05                                                               50,000             50,000
-----------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 1.86%, due
2/03/05                                                              100,000            100,000
-----------------------------------------------------------------------------------------------
State of California, Department of Water Resources,
Power Supply Rev., "C-2", 1.82%, due 2/03/05                         500,000            500,000
-----------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at identified cost                                $12,280,000
-----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,280,563,381)                              $1,330,188,392
-----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.2%                                                16,301,986
-----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                              $1,346,490,378
-----------------------------------------------------------------------------------------------
   * Non-income producing security.
  ** Interest received was less than stated coupon rate.
   + Restricted security.
 (+) Inverse floating rate security.
(++) Refunded bond.
  ## SEC Rule 144A restriction.

The following abbreviations are used in the Portfolio of Investments and are defined:

ETM       = Escrowed to Maturity

Insurers
-----------------------------------------------------------------------------------------------
AMBAC     = AMBAC Indemnity Corp.
FGIC      = Financial Guaranty Insurance Co.
FHA       = Federal Housing Administration
FSA       = Financial Security Assurance, Inc.
GNMA      = Government National Mortgage Assn.
MBIA      = Municipal Bond Investors Corp.
PSF       = Permanent School Fund
XLCA      = XL Capital Insurance Co.

Inverse Floaters
-----------------------------------------------------------------------------------------------
RIBS      = Residual Interest Bonds
RITES     = Residual Interest Tax-Exempt Security
ROLS      = Residual Option Longs

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 1/31/05

ASSETS
Investments, at value (identified cost, $1,280,563,381)      $1,330,188,392
---------------------------------------------------------------------------------------------------
Cash                                                                 97,222
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                   6,135,931
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                   2,467,347
---------------------------------------------------------------------------------------------------
Interest receivable                                              19,094,813
---------------------------------------------------------------------------------------------------
Other assets                                                          8,794
---------------------------------------------------------------------------------------------------
Total assets                                                                         $1,357,992,499
---------------------------------------------------------------------------------------------------

LIABILITIES
Distributions payable                                            $3,180,350
---------------------------------------------------------------------------------------------------
Payable for investments purchased                                 5,805,950
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                1,845,438
---------------------------------------------------------------------------------------------------
Unrealized depreciation on interest rate swap agreements             76,357
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                     54,887
---------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                       114,662
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                       54,278
---------------------------------------------------------------------------------------------------
  Administrative fee                                                  1,229
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                              368,970
---------------------------------------------------------------------------------------------------
Total liabilities                                                                       $11,502,121
---------------------------------------------------------------------------------------------------
Net assets                                                                           $1,346,490,378
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Paid-in capital                                              $1,405,586,119
---------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments            49,548,654
---------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments            (108,528,872)
---------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net
investment income                                                  (115,523)
---------------------------------------------------------------------------------------------------
Net assets                                                                           $1,346,490,378
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               160,431,228
---------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                   $977,415,743
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            116,488,279
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                   $8.39
---------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$8.39)                                                  $8.81
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                   $283,360,049
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             33,739,906
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $8.40
---------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                    $85,714,586
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             10,203,043
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $8.40
---------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 1/31/05

NET INVESTMENT INCOME
--------------------------------------------------------------------------------------------------
Interest income                                                                        $87,869,755
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                  $8,090,536
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                              33,875
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                      1,727,960
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                           2,367,731
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                             789,692
--------------------------------------------------------------------------------------------------
  Administrative fee                                                 117,047
--------------------------------------------------------------------------------------------------
  Custodian fee                                                      291,857
--------------------------------------------------------------------------------------------------
  Printing                                                            77,631
--------------------------------------------------------------------------------------------------
  Postage                                                             53,923
--------------------------------------------------------------------------------------------------
  Auditing fees                                                       44,606
--------------------------------------------------------------------------------------------------
  Legal fees                                                          42,737
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                      313,728
--------------------------------------------------------------------------------------------------
Total expenses                                                                         $13,951,323
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                               (12,753)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                     (1,230,725)
--------------------------------------------------------------------------------------------------
Net expenses                                                                           $12,707,845
--------------------------------------------------------------------------------------------------
Net investment income                                                                  $75,161,910
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                        $(5,269,215)
--------------------------------------------------------------------------------------------------
  Swap transactions                                               (3,421,617)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                $(8,690,832)
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------------
  Investments                                                    $21,010,276
--------------------------------------------------------------------------------------------------
  Swap transactions                                                1,879,300
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                              $22,889,576
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                 $14,198,744
--------------------------------------------------------------------------------------------------
Change in net assets from operations                                                   $89,360,654
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 1/31                                         2005                       2004

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                       $75,161,910                $80,635,859
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                      (8,690,832)               (11,194,131)
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                    22,889,576                 39,054,433
-----------------------------------------------------------------------                    -------
Change in net assets from operations                        $89,360,654               $108,496,161
-------------------------------------------------------  --------------             --------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
--------------------------------------------------------------------------------------------------
  Class A                                                  $(53,974,581)              $(60,366,666)
--------------------------------------------------------------------------------------------------
  Class B                                                   (14,879,834)               (17,673,877)
--------------------------------------------------------------------------------------------------
  Class C                                                    (3,631,704)                (3,642,138)
-------------------------------------------------------  --------------             --------------
Total distributions declared to shareholders               $(72,486,119)              $(81,682,681)
-------------------------------------------------------  --------------             --------------
Change in net assets from fund share transactions          $(89,758,493)              $(84,770,683)
-------------------------------------------------------  --------------             --------------
Redemption fees                                                  $6,610                         --
-------------------------------------------------------  --------------             --------------
Total change in net assets                                 $(72,877,348)              $(57,957,203)
-------------------------------------------------------  --------------             --------------

NET ASSETS

At beginning of period                                   $1,419,367,726             $1,477,324,929
--------------------------------------------------------------------------------------------------
At end of period (including accumulated
distributions in excess of net investment income of
$115,523 and $3,417,960, respectively)                   $1,346,490,378             $1,419,367,726
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                         YEARS ENDED 1/31
                                     ----------------------------------------------------------------------------------------
CLASS A                                      2005                  2004                 2003             2002            2001

Net asset value, beginning of period        $8.28                 $8.12                $8.23            $8.24           $8.06
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                  $0.48                 $0.47                $0.48            $0.51           $0.51
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments                      0.09                  0.17                (0.09)           (0.02)           0.19
-------------------------------------------------                   ---                  ---              ---             ---
Total from investment operations            $0.57                 $0.64                $0.39            $0.49           $0.70
-------------------------------------------------                   ---                  ---              ---             ---

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS

  From net investment income               $(0.46)               $(0.48)              $(0.50)          $(0.50)         $(0.51)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                       --                    --                   --               --           (0.01)
-----------------------------------------   -----                 -----                -----            -----           -----
Total distributions declared to
shareholders                               $(0.46)               $(0.48)              $(0.50)          $(0.50)         $(0.52)
-----------------------------------------   -----                 -----                -----            -----           -----
Redemption fees added to
paid-in capital#                            $0.00+                  $--                  $--              $--             $--
-----------------------------------------   -----                 -----                -----            -----           -----
Net asset value, end of period              $8.39                 $8.28                $8.12            $8.23           $8.24
-----------------------------------------   -----                 -----                -----            -----           -----
Total return (%)(+)&                         7.16                  7.98                 4.96             6.13            9.04
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                         YEARS ENDED 1/31
                                     ----------------------------------------------------------------------------------------
CLASS A (CONTINUED)                          2005                  2004                 2003             2002            2001

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                   0.71                  0.79                 0.79             0.76            0.76
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                        5.82                  5.80                 5.88             6.11            6.29
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             13                     9                   20               17              22
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                            $977,416            $1,003,328           $1,050,204       $1,037,925        $981,580
-----------------------------------------------------------------------------------------------------------------------------

(S) Prior to June 1, 2003, the investment adviser contractually waived a portion of its fee for the periods indicated. From
    June 1, 2003 to February 29, 2004 the management fee waiver was terminated. Effective March 1, 2004, the investment adviser contractually waived a portion of its fee. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this waiver/reimbursement had not been in place, the net investment income per share and the ratios would have been:

Net investment income                       $0.47                 $0.47*               $0.48*           $0.50           $0.51*
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                   0.80                  0.81                 0.84             0.83            0.84
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                  5.73                  5.78                 5.83             6.04            6.21
-----------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       January 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to February 1,
       2001 have not been restated to reflect this change in presentation.
     * Waiver impact per share was less than $0.01.
     + Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                           YEARS ENDED 1/31
                                          -----------------------------------------------------------------------------------
CLASS B                                           2005                 2004              2003            2002            2001

Net asset value, beginning of period             $8.28                $8.13             $8.24           $8.25           $8.07
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                       $0.42                $0.41             $0.42           $0.44           $0.45
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments                           0.10                 0.16             (0.10)          (0.01)           0.19
----------------------------------------------  ------               ------            ------          ------          ------
Total from investment operations                 $0.52                $0.57             $0.32           $0.43           $0.64
----------------------------------------------  ------               ------            ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS

  From net investment income                    $(0.40)              $(0.42)           $(0.43)         $(0.44)         $(0.45)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                --                   --                --              --           (0.01)
----------------------------------------------  ------               ------            ------          ------          ------
Total distributions declared to
shareholders                                    $(0.40)              $(0.42)           $(0.43)         $(0.44)         $(0.46)
----------------------------------------------  ------               ------            ------          ------          ------
Redemption fees added to
paid-in capital#                                 $0.00+                 $--               $--             $--             $--
----------------------------------------------  ------               ------            ------          ------          ------
Net asset value, end of period                   $8.40                $8.28             $8.13           $8.24           $8.25
----------------------------------------------  ------               ------            ------          ------          ------
Total return (%)&                                 6.47                 7.15              4.01            5.28            8.17
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                           YEARS ENDED 1/31
                                          -----------------------------------------------------------------------------------
CLASS B (CONTINUED)                               2005                 2004              2003            2002            2001

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                        1.48                 1.57              1.58            1.56            1.54
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                             5.05                 5.02              5.09            5.29            5.50
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                  13                    9                20              17              22
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                 $283,360             $337,065          $355,602        $382,280        $343,841
-----------------------------------------------------------------------------------------------------------------------------

(S) Prior to June 1, 2003, the investment adviser contractually waived a portion of its fee for the periods indicated. From
    June 1, 2003 to February 29, 2004 the management fee waiver was terminated. Effective March 1, 2004, the investment adviser contractually waived a portion of its fee. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this waiver/reimbursement had not been in place, the net investment income per share and the ratios would have been:

Net investment income                            $0.41                $0.41*            $0.41           $0.43           $0.44
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                        1.57                 1.59              1.63            1.63            1.62
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                       4.96                 5.00              5.04            5.22            5.42
-----------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
     * Waiver impact per share was less than $0.01.
     + Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                           YEARS ENDED 1/31
                                          -----------------------------------------------------------------------------------
CLASS C                                           2005                 2004              2003            2002            2001
Net asset value, beginning of period             $8.29                $8.13             $8.24           $8.25           $8.07
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                       $0.39                $0.39             $0.40           $0.43           $0.43
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments                           0.10                 0.17             (0.10)          (0.02)           0.19
----------------------------------------------  ------               ------            ------          ------          ------
Total from investment operations                 $0.49                $0.56             $0.30           $0.41           $0.62
----------------------------------------------  ------               ------            ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS

  From net investment income                    $(0.38)              $(0.40)           $(0.41)         $(0.42)         $(0.43)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                --                   --                --              --           (0.01)
----------------------------------------------  ------               ------            ------          ------          ------
Total distributions declared to
shareholders                                    $(0.38)              $(0.40)           $(0.41)         $(0.42)         $(0.44)
----------------------------------------------  ------               ------            ------          ------          ------
Redemption fees added to
paid-in capital#                                 $0.00+                 $--               $--             $--             $--
----------------------------------------------  ------               ------            ------          ------          ------
Net asset value, end of period                   $8.40                $8.29             $8.13           $8.24           $8.25
----------------------------------------------  ------               ------            ------          ------          ------
Total return (%)&                                 6.10                 6.91              3.92            5.07            7.95
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                           YEARS ENDED 1/31
                                          -----------------------------------------------------------------------------------
CLASS C (CONTINUED)                               2005                 2004              2003            2002            2001

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                        1.71                 1.79              1.79            1.76            1.76
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                       4.80                 4.78              4.86            5.07            5.27
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                  13                    9                20              17              22
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                  $85,715              $78,975           $71,519         $59,799         $25,413
-----------------------------------------------------------------------------------------------------------------------------

(S) Prior to June 1, 2003, the investment adviser contractually waived a portion of its fee for the periods indicated. From
    June 1, 2003 to February 29, 2004 the management fee waiver was terminated. Effective March 1, 2004, the investment adviser contractually waived a portion of its fee. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance
    Officer service fees paid to Tarantino LLC. If this waiver/reimbursement had not been in place, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                      $0.39*               $0.39*            $0.39           $0.42           $0.42
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                        1.80                 1.81              1.84            1.83            1.84
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                       4.71                 4.76              4.81            5.00            5.19
-----------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
     * Waiver impact per share was less than $0.01.
     + Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Municipal High Income Fund (the fund) is a non-diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 35% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline in value.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party, which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The fund uses swaps for both hedging and non-hedging purposes. For hedging purposes, the fund may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the fund may use swaps to take a position on anticipated changes in the underlying financial index.

INTEREST RATE SWAP AGREEMENTS - Interest rate swap agreements are agreements to exchange cash flows periodically based on a notional principal amount, for example the exchange of fixed rate interest payments for floating rate interest payments which are based on a specific financial index, or the exchange of two distinct floating rate payments. The net receivable or payable associated with these payments is accrued daily and is recorded as net interest income or expense. For financial statement purposes, the net interest income or expense periodically recognized for an interest rate swap is recorded in the same line item as any unrealized and realized gains or losses recognized for that instrument. The primary risk associated with interest rate swap agreements is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

RATE LOCK SWAPS - The fund may enter into rate lock swaps, which are used to reduce the interest rate risk of the portfolio. A rate lock swap is a payment or receipt of cash on a specified future date, calculated as the difference between the strike rate and a specific index yield on that date. The payment received or made at the end of the measurement period is recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, and Class C shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will charge a 1% redemption fee on proceeds from Class A, Class B, and Class C shares redeemed or exchanged within 30 calendar days following their acquisition. The fund may change the redemption fee period in the future, including in connection with Securities and Exchange Commission rule developments. See the fund's prospectus for details. Any redemption fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non- recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended January 31, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and taxable net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by the fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable the fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for defaulted bonds, amortization and accretion on debt securities, market discount, derivatives, non-deductible pension expense, and expired capital loss carryforwards.

The tax character of distributions declared for the years ended January 31, 2005 and January 31, 2004 was as follows:

                                                  1/31/05            1/31/04
Distributions declared from:
------------------------------------------------------------------------------
  Tax-exempt income                           $71,656,306        $81,663,941
------------------------------------------------------------------------------
  Ordinary income                                 829,813             18,740
------------------------------------------------------------------------------
Total distributions declared                  $72,486,119        $81,682,681
------------------------------------------------------------------------------

During the year ended January 31, 2005, accumulated distributions in excess of net investment income decreased by $626,646, accumulated net realized loss on investments decreased by $25,521,412, and paid-in capital decreased by $26,148,058 due to differences between book and tax accounting for amortization and accretion on debt securities, market discount, defaulted bonds, and an expired capital loss carryforward. This change had no effect on the net assets or net asset value per share.

As of January 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed tax-exempt income                 $7,879,627
          ----------------------------------------------------------
          Undistributed ordinary income                      273,910
          ----------------------------------------------------------
          Capital loss carryforward                     (103,885,360)
          ----------------------------------------------------------
          Unrealized gain (loss)                          44,339,397
          ----------------------------------------------------------
          Other temporary differences                     (7,703,315)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows:

          EXPIRATION DATE

          January 31, 2006                              $(45,409,970)
          ----------------------------------------------------------
          January 31, 2007                                (6,121,853)
          ----------------------------------------------------------
          January 31, 2008                                (1,353,678)
          ----------------------------------------------------------
          January 31, 2009                               (10,935,605)
          ----------------------------------------------------------
          January 31, 2010                                (2,971,573)
          ----------------------------------------------------------
          January 31, 2011                               (18,364,839)
          ----------------------------------------------------------
          January 31, 2012                               (15,537,212)
          ----------------------------------------------------------
          January 31, 2013                                (3,190,630)
          ----------------------------------------------------------
          Total                                        $(103,885,360)
          ----------------------------------------------------------

The availability of a portion of these respective capital loss carryforwards, which were acquired on March 9, 2001 in connection with the Paine Webber Municipal High Income Fund acquisition, may be limited in a given year.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1.4 billion of average net assets              0.60%
          ----------------------------------------------------------
          Average net assets in excess of $1.4 billion          0.57%
          ----------------------------------------------------------

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters (See Legal Proceedings footnote), MFS has agreed to reduce the fund's management fee to 0.50% of average daily net assets for the period March 1, 2004 through February 28, 2009. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund.

Management fees incurred for the year ended January 31, 2005 were an effective rate of 0.51% of average daily net assets on an annualized basis.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees. Included in Trustees' compensation is a pension expense of $6,210 for retired Independent Trustees for the year ended January 31, 2005.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                             BEGINNING OF
                                   PERIOD             4/01/04
EFFECTIVE DATE                THROUGH 3/31/04     THROUGH 2/28/05     3/01/05

First $2 billion                  0.0175%             0.01120%       0.01626%
-----------------------------------------------------------------------------
Next $2.5 billion                 0.0130%             0.00832%       0.01206%
-----------------------------------------------------------------------------
Next $2.5 billion                 0.0005%             0.00032%       0.00056%
-----------------------------------------------------------------------------
In excess of $7 billion           0.0000%             0.00000%       0.00000%
-----------------------------------------------------------------------------

The March 1, 2005 rates were not effective during the current reporting period. For the year ended January 31, 2005, the fund paid MFS $117,047, equivalent to 0.00869% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $308,156 for the year ended January 31, 2005, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class B and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. The fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                         CLASS B       CLASS C

Distribution Fee                                           0.75%         0.75%
------------------------------------------------------------------------------
Service Fee                                                0.25%         0.25%
------------------------------------------------------------------------------
Total Distribution Plan                                    1.00%         1.00%
------------------------------------------------------------------------------

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the year ended January 31, 2005 amounted to:

                                                         CLASS B       CLASS C

Service Fee Retained by MFD                                  $--           $28
------------------------------------------------------------------------------

Except in the case of 0.25% per annum Class B service fee paid by the fund upon the sale of Class B shares in the first year, payment of Class B service fee will not be implemented until such date as the Trustees of the fund may determine.

Fees incurred under the distribution plan during the year ended January 31, 2005 were as follows:

                                                         CLASS B       CLASS C

Effective Annual Percentage Rates                          0.77%         1.00%
------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended January 31, 2005 were as follows:

                                           CLASS A       CLASS B       CLASS C

Contingent Deferred Sales Charges
Imposed                                    $32,505      $523,733       $14,002
------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. For the period July 1, 2004 through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund is charged up to 0.1035% of its average daily net assets. For the year ended January 31, 2005, the fund paid MFSC a fee of $1,274,544 for shareholder services which equated to 0.0946% of the fund's average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $357,600, and other costs paid by the fund directly to unaffiliated vendors for the year ended January 31, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $175,441,204 and $232,263,655, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                              $1,285,772,638
          ----------------------------------------------------------
          Gross unrealized appreciation                  $83,315,830
          ----------------------------------------------------------
          Gross unrealized depreciation                  (38,900,076)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $44,415,754
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                            Year ended 1/31/05                 Year ended 1/31/04
                                         SHARES            AMOUNT           SHARES            AMOUNT

CLASS A SHARES

Shares sold                              14,994,428      $123,833,368       16,347,299      $133,584,017
--------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions             3,385,200        27,878,249        3,498,198        28,504,250
--------------------------------------------------------------------------------------------------------
Shares reacquired                       (23,130,281)     (190,008,514)     (27,960,137)     (227,975,544)
--------------------------------------------------------------------------------------------------------
Net change                               (4,750,653)     $(38,296,897)      (8,114,640)     $(65,887,277)
--------------------------------------------------------------------------------------------------------

                                            Year ended 1/31/05                 Year ended 1/31/04
                                         SHARES            AMOUNT           SHARES            AMOUNT

CLASS B SHARES

Shares sold                               2,085,133       $17,200,031        4,119,151       $33,652,826
--------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions               778,701         6,417,631          873,782         7,126,966
--------------------------------------------------------------------------------------------------------
Shares reacquired                        (9,814,364)      (80,771,810)      (8,058,106)      (65,735,798)
--------------------------------------------------------------------------------------------------------
Net change                               (6,950,530)     $(57,154,148)      (3,065,173)     $(24,956,006)
--------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                               2,512,149       $20,799,666        2,990,402       $24,471,351
--------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions               222,096         1,831,569          212,339         1,732,691
--------------------------------------------------------------------------------------------------------
Shares reacquired                        (2,062,006)      (16,938,683)      (2,468,888)      (20,131,442)
--------------------------------------------------------------------------------------------------------
Net change                                  672,239        $5,692,552          733,853        $6,072,600
--------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended January 31, 2005 was $6,126, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended January 31, 2005.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements

Interest Rate Swaps

                    NOTIONAL PRINCIPAL                                                        UNREALIZED
                        AMOUNT OF           CASH FLOWS PAID             CASH FLOWS           APPRECIATION
   EXPIRATION            CONTRACT             BY THE FUND          RECEIVED BY THE FUND     (DEPRECIATION)

    12/01/07          USD 22,000,000       Fixed - 3 Year BMA        Floating - 7 day          $(45,057)
                                          Swap Index - 2.795%         BMA Swap Index
-------------------------------------------------------------------------------------------------------
     4/20/15          USD 13,400,000      Fixed - 10 Year BMA        Floating - 7 day           (31,300)
                                          Swap Index - 3.568%         BMA Swap Index
-------------------------------------------------------------------------------------------------------
                                                                                               $(76,357)
-------------------------------------------------------------------------------------------------------

At January 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) RESTRICTED SECURITIES

At January 31, 2005, the fund owned the following securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 6.52% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                     DATE OF             PAR
DESCRIPTION                                      ACQUISITION          AMOUNT            COST           VALUE
Arizona Health Facilities Authority Rev.
(The Terraces Project), 7.75%, 2033                 10/17/03       2,250,000      $2,210,535      $2,370,195
------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, RITES,
8.0375%, 2020                                        2/09/00       7,910,000       6,211,881      10,272,242
------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission
Rev., RITES, FGIC, 8.4058%, 2017                     3/18/99       4,500,000       4,815,180       5,823,270
------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport
Rev., RITES, FSA, 8.98%, 2022                        8/21/03       6,250,000       6,664,625       7,642,125
------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev.,
RITES, AMBAC, 9.84%, 2017                            8/28/00       2,500,000       2,683,700       3,062,450
------------------------------------------------------------------------------------------------------------
Essex County, NJ, RITES, FGIC,
9.2193%, 2020                                        4/06/00       6,000,000       5,968,080       7,731,240
------------------------------------------------------------------------------------------------------------
Houston, TX, Independent School District,
RITES, PSF, 8.049%, 2017                             2/26/99       5,000,000       5,249,100       5,804,500
------------------------------------------------------------------------------------------------------------
Los Angeles, CA, RITES, FGIC,
8.0721%, 2015                                        7/21/99       5,310,000       5,563,924       6,876,981
------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority,
RITES, FGIC, 10.399%, 2019                           3/16/00         765,000         904,780       1,131,450
------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev,
RITES, 8.5606%, 2009                                 2/23/00       7,585,000       6,633,841       9,519,478
------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,
Economic Development Rev. (Holt Hauling &
Warehousing), 8.4%, 2015                             1/31/97       4,000,000       4,197,120       2,260,000
------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,
Economic Development Rev. (Holt Hauling &
Warehousing), 8.6%, 2017                             1/31/97       8,000,000       8,415,520       4,520,000
------------------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority, RITES, MBIA,
8.3336%, 2020                                        4/19/00       5,000,000       4,637,900       5,761,000
------------------------------------------------------------------------------------------------------------
State of Florida, Board of Education, RITES,
FGIC, 8.0836%, 2012                                  2/25/02       1,500,000       1,756,860       1,882,470
------------------------------------------------------------------------------------------------------------
State of Florida, Board of Education, RITES,
FGIC, 8.0836%, 2013                                  2/25/02       5,000,000       5,791,400       6,342,300
------------------------------------------------------------------------------------------------------------
State of Florida, Department of
Transportation, RITES, 7.5606%, 2017                 4/09/99       2,300,000       2,332,844       2,648,588
------------------------------------------------------------------------------------------------------------
State of Massachusetts, ROLS,
8.792%, 2017                                         8/28/01       2,000,000       2,226,440       2,501,120
------------------------------------------------------------------------------------------------------------
Texas Housing & Community Board (Harbors &
Plumtree), 10%, 2026                                10/31/96       1,660,000       1,660,000       1,582,727
------------------------------------------------------------------------------------------------------------
                                                                                      Total:     $87,732,136
------------------------------------------------------------------------------------------------------------

(9) CONCENTRATION OF CREDIT RISK

At January 31, 2005, 12.32% of securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 2.04% of total investments.

(10) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS Funds received the payment on February 16, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough
v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15,
2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust III and Shareholders of MFS Municipal High Income Fund:

We have audited the accompanying statement of assets and liabilities of MFS Municipal High Income Fund (the Fund) (one of the portfolios constituting MFS Series Trust III), including the portfolio of investments, as of January 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Municipal High Income Fund at January 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
                                ERNST & YOUNG LLP
Boston, Massachusetts
March 11, 2005

------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
------------------------------------------------------------------------------------------------------
The Trustees and officers of the trust, as of March 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)
The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                        PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD     TRUSTEE/OFFICER        THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                WITH FUND             SINCE(1)          OTHER DIRECTORSHIPS(2)
                                                                        -----------------------------
INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                         Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director; Southwest Gas
                                                                       Corporation (natural gas
                                                                       distribution company), Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning specialists),
                                                                       President; Wellfleet Investments
                                                                       (investor in health care
                                                                       companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional products), Chief
                                                                       Executive Officer (until May
                                                                       2001)

Elaine R. Smith                 Trustee            February 1992       Independent health care industry
(born 04/25/46)                                                        consultant

OFFICERS
Robert J. Manning(3)            Advisory Trustee   December 2004       Massachusetts Financial Services
(born 10/20/63)                 and President      (Advisory           Company, Chief Executive Officer,
                                                   Trustee);           President, Chief Investment
                                                   February-December   Officer and Director
                                                   2004 (Trustee)

James R. Bordewick, Jr.(3)      Assistant          September 1990      Massachusetts Financial Services
(born 03/06/59)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/01/56)                 Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since April 2004); Hale and
                                                                       Dorr LLP (law firm), Partner
                                                                       (prior to April 2004)

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

James F. DesMarais(3)           Assistant          September 2004      Massachusetts Financial Services
(born 03/09/61)                 Secretary and                          Company, Assistant General Counsel
                                 Assistant Clerk

Richard M. Hisey(3)             Treasurer          August 2002         Massachusetts Financial Services
(born 08/29/58)                                                        Company, Senior Vice President
                                                                       (since July 2002); The Bank of New
                                                                       York, Senior Vice President
                                                                       (September 2000 to July 2002);
                                                                       Lexington Global Asset Managers,
                                                                       Inc., Executive Vice President and
                                                                       Chief Financial Officer (prior to
                                                                       September 2000); Lexington Funds,
                                                                       Chief Financial Officer (prior to
                                                                       September 2000)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

----------------
Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Ms. Lane are members of the trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 99 funds within the MFS Family of Funds.

In addition, the Trustees have appointed Robert J. Manning, Robert C. Pozen and Laurie J. Thomsen as Advisory
Trustees and have nominated each to be elected as Trustees by shareholders. If elected, Messrs. Manning and
Pozen would serve as interested Trustees while Ms. Thomsen would serve as an independent Trustee. Information relating to Messrs. Manning and Pozen and Ms. Thomsen is continued in the table below. The trust will hold a shareholders meeting in 2005 and at least once every five years thereafter to elect Trustees.

ADVISORY TRUSTEES
Robert J. Manning(3)            Advisory Trustee   December 2004       Massachusetts Financial Services
(born 10/20/63)                 and President      (Advisory           Company, Chief Executive Officer,
                                                   Trustee);           President, Chief Investment
                                                   February-December   Officer and Director
                                                   2004 (Trustee)

Robert C. Pozen(3)              Advisory Trustee   December 2004       Massachusetts Financial Services
(born 08/08/46)                                    (Advisory           Company, Chairman (since February
                                                   Trustee);           2004); Harvard Law School
                                                   February-December   (education), John Olin Visiting
                                                   2004 (Trustee)      Professor (since July 2002);
                                                                       Secretary of Economic Affairs,
                                                                       The Commonwealth of
                                                                       Massachusetts (January 2002 to
                                                                       December 2002); Fidelity
                                                                       Investments, Vice Chairman (June
                                                                       2000 to December 2001); Fidelity
                                                                       Management & Research Company
                                                                       (investment adviser), President
                                                                       (March 1997 to July 2001); The
                                                                       Bank of New York (financial
                                                                       services), Director; Bell Canada
                                                                       Enterprises
                                                                       (telecommunications), Director;
                                                                       Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

Laurie J. Thomsen               Advisory Trustee   December 2004       Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

------------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIAN
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741              225 Franklin Street, Boston, MA 02110

                                                        INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                             ACCOUNTING FIRM
MFS Fund Distributors, Inc.                             Ernst & Young LLP
500 Boylston Street, Boston, MA 02116-3741              200 Clarendon Street, Boston, MA 02116

PORTFOLIO MANAGER
Geoffrey L. Schechter

------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
------------------------------------------------------------------------------
The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2006, shareholders will be mailed a Form 1099-DIV, if applicable, reporting the federal tax status of all distributions paid during the calendar year 2005.

For federal income tax purposes, approximately 98.86% of total dividends paid by the fund from net investment income during the year ended January 31, 2005, is designated as an exempt interest dividend.
--------------------------------------------------------------------------------

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to
8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MMH-ANN-03/05 48M

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. J. Atwood Ives and Mses. Amy B. Lane and Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Mr. Ives and Mses. Lane and Laurie J. Thomsen are "independent" members of the Audit Committee as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):
The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to certain series of the Registrant ("Funds") and Ernst & Young LLP ("E&Y") to serve in the same capacity to certain other funds. The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund ("MFS Related Entities").

For the fiscal years ended January 31, 2005 and 2004, audit fees billed to the Fund by Deloitte were as follows:

                                                            Audit Fees
        FEES BILLED BY DELOITTE:                         2005         2004
                                                         ----         ----

             MFS High Income Fund                     $46,675      $42,150
             MFS High Yield Opportunities Fund         47,625       43,050
                                                      -------      -------
                      TOTAL                           $94,300      $85,200

                                                            Audit Fees
        FEES BILLED BY E&Y:                              2005         2004
                                                         ----         ----

        MFS Municipal High Income Fund                $38,420      $35,000
                                                      -------      -------
                     TOTAL                            $38,420      $35,000

For the fiscal years ended January 31, 2005 and 2004, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                         Audit-Related Fees(1)              Tax Fees(2)               All Other Fees(3)
  FEES BILLED BY DELOITTE:               2005           2004           2005          2004           2005           2004
                                         ----           ----           ----          ----           ----           ----
       To High Income Fund                      $0             $0       $11,600         $6,900             $0            $0

       To High Yield
       Opportunities Fund                        0              0        10,100          5,500              0             0
                                               ---            ---        ------          -----            ---           ---

  TOTAL FEES BILLED BY DELOITTE
  TO ABOVE FUNDS                                $0             $0       $21,700        $12,400             $0            $0

       To MFS and MFS Related
       Entities of MFS High
       Income Fund*                     $1,146,170       $356,150       $62,000        $55,000       $602,500            $0

       To MFS and MFS Related
       Entities of MFS High
       Yield Opportunities Fund*         1,146,170        356,150        62,000         55,000        602,500            $0

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                              2005                         2004
                                              ----                         ----
       To MFS High Income Fund,
       MFS and MFS Related
       Entities#                        $1,857,960                     $521,245

       To MFS High Yield
       Opportunities Fund, MFS and
       MFS Related Entities#             1,856,460                      519,845

                                         Audit-Related Fees(1)              Tax Fees(2)               All Other Fees(3)
  FEES BILLED BY E&Y                     2005           2004           2005          2004           2005           2004
                                         ----           ----           ----          ----           ----           ----
           To Municipal High
           Income Fund                     $38,420        $35,000       $11,715         $6,650           $471            $0

       To MFS and MFS Related
       Entities of MFS Municipal
       High Income Fund*                        $0             $0            $0        $20,607        $37,500            $0

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                              2005                         2004
                                              ----                         ----
       To MFS Municipal High
       Income Fund, MFS and MFS
       Related Entities#                   $56,686                      $27,257


  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
  # This amounts reflects the aggregate fees billed by Deloitte or E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees,"
    including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte or E&Y other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees."

For periods prior to May 6, 2003, the amounts shown above under "Audit-Related Fees," "Tax Fees" and "All Other Fees" relate to permitted non-audit services that would have been subject to pre-approval if the Securities and Exchange Commission's rules relating to pre-approval of non-audit services had been in effect.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Funds and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

ITEM 4(f): Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST III


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: March 24, 2005
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: March 24, 2005
      --------------


By (Signature and Title)* RICHARD M. HISEY
                          -----------------------------------------------------
                          Richard M. Hisey, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 24, 2005
      --------------

* Print name and title of each signing officer under his or her signature.